UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 2.4%
12,743		Delphi Automotive plc	$968,978
3,140	*,e	Tesla Motors, Inc	779,976

		TOTAL AUTOMOBILES & COMPONENTS	1,748,954

CAPITAL GOODS - 3.3%
5,034		Boeing Co	659,202
2,831	*	Middleby Corp	297,793
4,606		Northrop Grumman Corp	764,366
4,142		Roper Industries, Inc	649,051
5,117	*	Univar, Inc	92,874

		TOTAL CAPITAL GOODS	2,463,286

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
24,099		Nielsen NV	1,071,682
12,845	*	Verisk Analytics, Inc	949,374

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,021,056

CONSUMER DURABLES & APPAREL - 3.7%
2,916		Harman International Industries, Inc	279,907
15,084		Nike, Inc (Class B)	1,854,880
9,149		VF Corp	624,053

		TOTAL CONSUMER DURABLES & APPAREL	2,758,840

CONSUMER SERVICES - 6.4%
12,747		ARAMARK Holdings Corp	377,821
13,479		Las Vegas Sands Corp	511,798
23,715	*	Norwegian Cruise Line Holdings Ltd	1,358,870
37,136		Starbucks Corp	2,110,810
4,668		Yum! Brands, Inc	373,206

		TOTAL CONSUMER SERVICES	4,732,505

DIVERSIFIED FINANCIALS - 4.5%
23,863		Charles Schwab Corp	681,527
2,553		IntercontinentalExchange Group, Inc	599,930
8,050		McGraw-Hill Financial, Inc	696,325
8,221		Moody’s Corp	807,302
18,356		Morgan Stanley	578,214

		TOTAL DIVERSIFIED FINANCIALS	3,363,298

ENERGY - 0.7%
5,070	*	Concho Resources, Inc	498,381

		TOTAL ENERGY	498,381

FOOD, BEVERAGE & TOBACCO - 2.5%
2,963	*	Blue Buffalo Pet Products, Inc	53,067
8,677	*	Monster Beverage Corp	1,172,610
6,069		Pinnacle Foods, Inc	254,170
6,758		SABMiller plc	382,690

		TOTAL FOOD, BEVERAGE & TOBACCO	1,862,537

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
11,490	*	Cerner Corp	$688,941
3,341	*	Idexx Laboratories, Inc	248,069
1,871	*	Intuitive Surgical, Inc	859,874

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,796,884

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
19,053		Estee Lauder Cos (Class A)	1,537,196

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,537,196

MATERIALS - 2.7%
10,728		Monsanto Co	915,527
7,397		PPG Industries, Inc	648,643
2,095		Sherwin-Williams Co	466,724

		TOTAL MATERIALS	2,030,894

MEDIA - 3.1%
23,052		Comcast Corp (Class A)	1,311,198
3,062		Time Warner, Inc	210,512
7,298		Walt Disney Co	745,856

		TOTAL MEDIA	2,267,566

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.2%
3,926	*	Alexion Pharmaceuticals, Inc	613,987
5,135	*	Allergan plc	1,395,744
2,596		Amgen, Inc	359,079
3,195	*	Biogen Idec, Inc	932,333
769	*	BioMarin Pharmaceutical, Inc	80,991
4,781	*	Biovail Corp	852,835
11,944		Bristol-Myers Squibb Co	707,085
19,182	*	Celgene Corp	2,074,917
17,940		Eli Lilly & Co	1,501,398
11,605		Gilead Sciences, Inc	1,139,495
3,166	*	Illumina, Inc	556,646
408	*	Regeneron Pharmaceuticals, Inc	189,777
6,731		Thermo Electron Corp	823,067

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,227,354

REAL ESTATE - 0.7%
15,516	*	CBRE Group, Inc	496,512

		TOTAL REAL ESTATE	496,512

RETAILING - 10.4%
7,733	*	Amazon.com, Inc	3,958,446
10,535	*	Carmax, Inc	624,936
4,678		Expedia, Inc	550,507
14,176		Home Depot, Inc	1,637,186
4,119	*	NetFlix, Inc	425,328
427	*	Priceline.com, Inc	528,139

		TOTAL RETAILING	7,724,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
17,564		ARM Holdings plc (ADR)	759,643

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	759,643

SOFTWARE & SERVICES - 27.4%
27,799	*	Adobe Systems, Inc	2,285,634
3,062	*	Akamai Technologies, Inc	211,462
2,458	*	Alphabet, Inc (Class A)	1,569,113
3,823	*	Alphabet, Inc (Class C)	2,325,990

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

7,024	*	Autodesk, Inc	$310,039
3,355	*	Check Point Software Technologies	266,152
14,588	*	eBay, Inc	356,531
27,067	*	Facebook, Inc	2,433,323
29,015		Intuit, Inc	2,575,081
24,723		Mastercard, Inc (Class A)	2,228,037
5,925	*,e	Mobileye NV	269,469
17,212	*	PayPal Holdings, Inc	534,260
15,373	*	Red Hat, Inc	1,105,011
16,614		Sabre Corp	451,569
21,487	*	Salesforce.com, Inc	1,491,842
2,526	*	ServiceNow, Inc	175,431
24,841		Visa, Inc (Class A)	1,730,424

		TOTAL SOFTWARE & SERVICES	20,319,368

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
24,657		Apple, Inc	2,719,667
60,747		Cisco Systems, Inc	1,594,609
1,853	*	Palo Alto Networks, Inc	318,716

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,632,992

TELECOMMUNICATION SERVICES - 0.8%
12,901	*	Level 3 Communications, Inc	563,645

		TOTAL TELECOMMUNICATION SERVICES	563,645

TRANSPORTATION - 0.5%
8,332		Delta Air Lines, Inc	373,857

		TOTAL TRANSPORTATION	373,857

		TOTAL COMMON STOCKS (Cost $59,364,798)	73,179,310

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
1,044,898	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,044,898

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,044,898

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,044,898)	1,044,898

		TOTAL INVESTMENTS - 100.2% (Cost $60,409,696)	74,224,208
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(143,392)

		NET ASSETS - 100.0%	$74,080,816

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,038,767.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.6%
8,916		Delphi Automotive plc	$677,973
562	*,e	Tesla Motors, Inc	139,601

		TOTAL AUTOMOBILES & COMPONENTS	817,574

BANKS - 5.5%
127,182		Bank of America Corp	1,981,496
44,382		Citigroup, Inc	2,201,791
30,807		JPMorgan Chase & Co	1,878,303
35,581		Wells Fargo & Co	1,827,084

		TOTAL BANKS	7,888,674

CAPITAL GOODS - 5.9%
1,938		Acuity Brands, Inc	340,274
12,257		Caesarstone Sdot-Yam Ltd	372,613
100,821	p	General Electric Co	2,542,706
13,460		Honeywell International, Inc	1,274,527
7,934		Illinois Tool Works, Inc	653,048
5,531		Northrop Grumman Corp	917,869
9,256		Raytheon Co	1,011,311
2,879		Snap-On, Inc	434,556
18,551	*	USG Corp	493,828
3,916	*	WABCO Holdings, Inc	410,514

		TOTAL CAPITAL GOODS	8,451,246

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,069		Equifax, Inc	686,966
4,007	*	Verisk Analytics, Inc	296,157

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	983,123

CONSUMER DURABLES & APPAREL - 4.5%
8,101		Electrolux AB (Series B)	228,909
9,371	*,p	GoPro, Inc	292,563
5,159		Harman International Industries, Inc	495,212
19,522	*	Jarden Corp	954,235
26,303	*	Kate Spade & Co	502,650
24,652		Mattel, Inc	519,171
3,068	*	Mohawk Industries, Inc	557,732
27,574		Newell Rubbermaid, Inc	1,094,964
9,285		Nike, Inc (Class B)	1,141,776
8,481		VF Corp	578,489

		TOTAL CONSUMER DURABLES & APPAREL	6,365,701

CONSUMER SERVICES - 2.2%
14,451		Bloomin’ Brands, Inc	262,719
23,518		Hilton Worldwide Holdings, Inc	539,503
18,026	*	MGM Resorts International	332,580
10,716	*	Norwegian Cruise Line Holdings Ltd	614,027
14,073		Restaurant Brands International, Inc	505,502
18,215	p	Sonic Corp	418,034
9,493		Starbucks Corp	539,582

		TOTAL CONSUMER SERVICES	3,211,947

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.0%
40,267		ING Groep NV	$569,178
12,424	p	Lazard Ltd (Class A)	537,959
9,671		Legg Mason, Inc	402,410
11,372		Moody’s Corp	1,116,730
34,391		Morgan Stanley	1,083,317
13,436		Voya Financial, Inc	520,914

		TOTAL DIVERSIFIED FINANCIALS	4,230,508

ENERGY - 5.3%
18,141		Anadarko Petroleum Corp	1,095,535
6,807		Baker Hughes, Inc	354,236
6,800		Chevron Corp	536,384
8,274	*	Concho Resources, Inc	813,334
21,338	*	Continental Resources, Inc	618,162
9,063	*	Diamondback Energy, Inc	585,470
10,533		Energen Corp	525,176
13,367		EOG Resources, Inc	973,117
4,703		Hess Corp	235,432
6,472		Occidental Petroleum Corp	428,123
4,772		Pioneer Natural Resources Co	580,466
7,100	*	RSP Permian, Inc	143,775
9,459		Schlumberger Ltd	652,387

		TOTAL ENERGY	7,541,597

FOOD & STAPLES RETAILING - 2.7%
6,569		Costco Wholesale Corp	949,680
14,419		CVS Health Corp	1,391,145
42,222		Kroger Co	1,522,948

		TOTAL FOOD & STAPLES RETAILING	3,863,773

FOOD, BEVERAGE & TOBACCO - 6.3%
22,812		Altria Group, Inc	1,240,973
9,108	*	Blue Buffalo Pet Products, Inc	163,124
57,849		Britvic plc	594,515
5,398		Brown-Forman Corp (Class B)	523,066
5,213		Constellation Brands, Inc (Class A)	652,720
1,666	*	Diamond Foods, Inc	51,413
9,012		General Mills, Inc	505,843
31,126		Mondelez International, Inc	1,303,246
6,313	*	Monster Beverage Corp	853,139
24,006		PepsiCo, Inc	2,263,766
3,580	*	Post Holdings, Inc	211,578
12,171		SABMiller plc	689,217

		TOTAL FOOD, BEVERAGE & TOBACCO	9,052,600

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
3,529	*,e,p	Diplomat Pharmacy, Inc	101,388
5,028	*,p	Edwards Lifesciences Corp	714,831
12,314	*	Express Scripts Holding Co	996,942
15,770	*	Hologic, Inc	617,080
14,904		Medtronic plc	997,674
5,657	e	STERIS Corp	367,535
7,074		Universal Health Services, Inc (Class B)	882,906
5,291	*	VCA Antech, Inc	278,571

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,956,927

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
1,671		Beiersdorf AG.	148,119
6,828		Estee Lauder Cos (Class A)	550,883
2,278		L’Oreal S.A.	395,948

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

17,966		Procter & Gamble Co	$1,292,474

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,387,424

INSURANCE - 2.6%
11,403		ACE Ltd	1,179,070
26,692		Hartford Financial Services Group, Inc	1,221,960
11,220		Metlife, Inc	529,023
22,748		XL Capital Ltd	826,207

		TOTAL INSURANCE	3,756,260

MATERIALS - 2.3%
8,876		Akzo Nobel NV	577,288
21,028		Dow Chemical Co	891,587
7,810		PPG Industries, Inc	684,859
4,548		Scotts Miracle-Gro Co (Class A)	276,609
17,428		Sealed Air Corp	817,025

		TOTAL MATERIALS	3,247,368

MEDIA - 3.7%
10,756	*	AMC Networks, Inc	787,017
18,009		Comcast Corp (Class A)	1,024,352
13,679		Lions Gate Entertainment Corp	503,387
10,586		Time Warner, Inc	727,787
4,953		Viacom, Inc (Class B)	213,722
19,366		Walt Disney Co	1,979,205

		TOTAL MEDIA	5,235,470

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
21,847		AbbVie, Inc	1,188,695
5,791	*	Allergan plc	1,574,052
9,590		Amgen, Inc	1,326,489
6,898		AstraZeneca plc	437,461
1,054	*	Biogen Idec, Inc	307,568
3,933	*,p	BioMarin Pharmaceutical, Inc	414,223
2,307	*	Biovail Corp	411,523
23,321		Bristol-Myers Squibb Co	1,380,603
12,288	*	Celgene Corp	1,329,193
19,939		Eli Lilly & Co	1,668,695
19,831		H Lundbeck AS	528,728
3,182	*	Illumina, Inc	559,459
1,500	*,e	Intercept Pharmaceuticals, Inc	248,790
8,781		Ipsen	544,717
4,205	*	Jazz Pharmaceuticals plc	558,466
13,767	*	Merrimack Pharmaceuticals, Inc	117,157
78,685		Pfizer, Inc	2,471,496
1,365		Roche Holding AG.	362,369
2,489		Teva Pharmaceutical Industries Ltd (ADR)	140,529
3,185		UCB S.A.	249,521

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,819,734

REAL ESTATE - 0.5%
14,225		Brixmor Property Group, Inc	334,003
4,728		Crown Castle International Corp	372,897

		TOTAL REAL ESTATE	706,900

RETAILING - 8.1%
4,422	*	Amazon.com, Inc	2,263,578
1,186	*,p	AutoZone, Inc	858,462
19,443		Best Buy Co, Inc	721,724
5,120		Expedia, Inc	602,522
21,661		Home Depot, Inc	2,501,629
11,103		Inditex S.A.	372,300

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

72,886	*	JC Penney Co, Inc	$677,111
11,332	*	NetFlix, Inc	1,170,142
2,892	*	O’Reilly Automotive, Inc	723,000
7,023		Target Corp	552,429
6,922		Tiffany & Co	534,517
6,793	p	Williams-Sonoma, Inc	518,645

		TOTAL RETAILING	11,496,059

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
2,490	*,e,p	Ambarella, Inc	143,897
9,505		Analog Devices, Inc	536,177
4,949	p	Avago Technologies Ltd	618,674
10,596		Broadcom Corp (Class A)	544,952
6,315	*	Cavium Networks, Inc	387,552
51,512		Intel Corp	1,552,572
11,406		Nvidia Corp	281,158
9,883	*,p	NXP Semiconductors NV	860,513

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,925,495

SOFTWARE & SERVICES - 13.0%
4,430		Activision Blizzard, Inc	136,843
6,142	*	Alphabet, Inc (Class C)	3,736,915
9,003	*,e	Check Point Software Technologies	714,208
6,116		Dassault Systemes S.A.	452,003
10,021	*	Electronic Arts, Inc	678,923
27,230	*	Facebook, Inc	2,447,977
10,324	*	Fortinet, Inc	438,564
6,085	*	Manhattan Associates, Inc	379,096
70,425		Microsoft Corp	3,117,010
2,669	*	MicroStrategy, Inc (Class A)	524,378
6,515	*,e	Mobileye NV	296,302
34,692		Oracle Corp	1,253,075
3,670	*	Proofpoint, Inc	221,374
17,376	*	Salesforce.com, Inc	1,206,416
18,046	*	Take-Two Interactive Software, Inc	518,462
22,500		Tencent Holdings Ltd	379,273
24,589		Visa, Inc (Class A)	1,712,870
12,041	*	Yahoo!, Inc	348,105

		TOTAL SOFTWARE & SERVICES	18,561,794

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
50,100		Apple, Inc	5,526,030
23,600	*	Ciena Corp	488,992
76,711		Cisco Systems, Inc	2,013,664
8,944	*,e	Fitbit, Inc	337,099
19,818		Juniper Networks, Inc	509,521
7,338	*	Lumentum Holdings, Inc	124,379
4,459	*,p	Zebra Technologies Corp (Class A)	341,337

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,341,022

TELECOMMUNICATION SERVICES - 2.4%
44,982		AT&T, Inc	1,465,514
15,711	*	Level 3 Communications, Inc	686,413
14,934		Telephone & Data Systems, Inc	372,753
21,778	*	T-Mobile US, Inc	866,982

		TOTAL TELECOMMUNICATION SERVICES	3,391,662

TRANSPORTATION - 2.1%
24,677		Delta Air Lines, Inc	1,107,257
4,378		FedEx Corp	630,344
6,737		Kansas City Southern Industries, Inc	612,259
2,568	*	Old Dominion Freight Line	156,648

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

7,370		Ryder System, Inc	$545,675

		TOTAL TRANSPORTATION	3,052,183

UTILITIES - 1.6%
9,453		American Water Works Co, Inc	520,671
11,340		NextEra Energy, Inc	1,106,217
6,222		Sempra Energy	601,792

		TOTAL UTILITIES	2,228,680

		TOTAL COMMON STOCKS (Cost $121,843,676)	141,513,721

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
300		Northrop Grumman Corp	1,710

		TOTAL CAPITAL GOODS	1,710

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
500		Bristol-Myers Squibb Co	290

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	290

		TOTAL PURCHASED OPTIONS (Cost $2,911)	2,000

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
2,245,555	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,245,555

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,245,555

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,245,555)	2,245,555

		TOTAL INVESTMENTS - 100.9% (Cost $124,092,142)	143,761,276
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(1,328,453)

		NET ASSETS - 100.0%	$142,432,823

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,257,031.

p	All or a portion of these securities have been segregated to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.4%
6,203	*	American Axle & Manufacturing Holdings, Inc	$123,688
14,086		Ford Motor Co	191,147

		TOTAL AUTOMOBILES & COMPONENTS	314,835

BANKS - 11.7%
149,271		Bank of America Corp	2,325,642
26,314		Citigroup, Inc	1,305,437
10,880	*	Hilltop Holdings, Inc	215,533
5,167		Huntington Bancshares, Inc	54,770
20,826		Investors Bancorp, Inc	256,993
22,180		JPMorgan Chase & Co	1,352,315
37,398		Keycorp	486,548
40,398		Regions Financial Corp	363,986
44,577		Sberbank of Russian Federation (ADR)	220,735
18,969		TCF Financial Corp	287,570
41,665		Wells Fargo & Co	2,139,498
14,647		Zions Bancorporation	403,378

		TOTAL BANKS	9,412,405

CAPITAL GOODS - 7.1%
6,238	*	AerCap Holdings NV	238,541
6,487		Allegion plc	374,040
1,649		General Dynamics Corp	227,480
74,764		General Electric Co	1,885,548
3,470	e	Joy Global, Inc	51,807
890		L-3 Communications Holdings, Inc	93,023
11,838		Masco Corp	298,081
1,747		Raytheon Co	190,877
15,150		SPX Corp	180,588
15,150	*	SPX FLOW, Inc	521,615
33,245		Terex Corp	596,415
8,721		Triumph Group, Inc	366,980
4,569		United Technologies Corp	406,595
4,931	*	Univar, Inc	89,498
5,347	*	USG Corp	142,337

		TOTAL CAPITAL GOODS	5,663,425

CONSUMER DURABLES & APPAREL - 2.7%
3,040	*	Deckers Outdoor Corp	176,502
14,865	*	Jarden Corp	726,601
14,527		Mattel, Inc	305,939
78,100	*	Pioneer Corp	169,708
18,844		Pulte Homes, Inc	355,586
5,300	*	Sony Corp	129,914
11,040	*	Sony Corp (ADR)	270,480

		TOTAL CONSUMER DURABLES & APPAREL	2,134,730

CONSUMER SERVICES - 2.8%
18,296		ARAMARK Holdings Corp	542,293
4,981		Carnival Corp	247,556
35,111		Extended Stay America, Inc	589,163
19,262	*	MGM Resorts International	355,384
13,575		Restaurant Brands International, Inc	487,614

		TOTAL CONSUMER SERVICES	2,222,010

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.0%
2,301		American Express Co	$170,573
6,119		Bank of New York Mellon Corp	239,559
2,013		Capital One Financial Corp	145,983
8,024	*	E*TRADE Financial Corp	211,272
1,902		Goldman Sachs Group, Inc	330,492
27,703		ING Groep NV (ADR)	391,443
3,500	e	iShares Dow Jones US Real Estate Index Fund	248,325
3,217		Janus Capital Group, Inc	43,751
6,210		Legg Mason, Inc	258,398
29,916		Morgan Stanley	942,354
10,485		State Street Corp	704,697
30,272	*	Synchrony Financial	947,513
10,100		UBS AG.	186,730

		TOTAL DIVERSIFIED FINANCIALS	4,821,090

ENERGY - 11.1%
4,261		Anadarko Petroleum Corp	257,322
19,255		Apache Corp	754,026
8,645		Baker Hughes, Inc	449,886
14,912		Chevron Corp	1,176,259
1,875		Cimarex Energy Co	192,150
4,339	*	Concho Resources, Inc	426,524
9,391	*	Diamondback Energy, Inc	606,659
7,295		EOG Resources, Inc	531,076
15,070		Exxon Mobil Corp	1,120,454
7,203	*,e	Laredo Petroleum Holdings, Inc	67,924
20,478	*	Matador Resources Co	424,714
22,225		Nabors Industries Ltd	210,026
3,671		Occidental Petroleum Corp	242,836
7,372	*	Parsley Energy, Inc	111,096
5,782		Pioneer Natural Resources Co	703,322
21,013	*	RSP Permian, Inc	425,513
10,076		Schlumberger Ltd	694,942
1	*	Seventy Seven Energy, Inc	1
40,516	*	Weatherford International Ltd	343,576
3,508		Williams Cos, Inc	129,270

		TOTAL ENERGY	8,867,576

FOOD & STAPLES RETAILING - 1.0%
2,677		CVS Health Corp	258,277
2,598		Walgreens Boots Alliance, Inc	215,894
5,048		Wal-Mart Stores, Inc	327,312

		TOTAL FOOD & STAPLES RETAILING	801,483

FOOD, BEVERAGE & TOBACCO - 4.0%
17,994		ConAgra Foods, Inc	728,937
3,991		Kraft Heinz Co	281,685
11,432		Mondelez International, Inc	478,658
21,100		Pinnacle Foods, Inc	883,668
4,964	*	Post Holdings, Inc	293,372
9,682		SABMiller plc	548,270

		TOTAL FOOD, BEVERAGE & TOBACCO	3,214,590

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
11,124		Abbott Laboratories	447,407
876		Anthem, Inc	122,640
1,703		Baxter International, Inc	55,944
27,039	*	Boston Scientific Corp	443,710
4,821		Medtronic plc	322,718
8,900	*,e	Olympus Corp	277,665
1,426		UnitedHealth Group, Inc	165,430

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

5,955	*	WellCare Health Plans, Inc	$513,202

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,348,716

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
20,897		Procter & Gamble Co	1,503,330

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,503,330

INSURANCE - 8.0%
10,044		ACE Ltd	1,038,550
9,781		Aflac, Inc	568,570
9,158		Allstate Corp	533,362
9,342		American International Group, Inc	530,813
6,296	*	Berkshire Hathaway, Inc (Class B)	820,998
14,726		Hartford Financial Services Group, Inc	674,156
8,773		Metlife, Inc	413,647
10,250		Principal Financial Group	485,235
4,099		Prudential Financial, Inc	312,385
3,410		Travelers Cos, Inc	339,397
3,311		W.R. Berkley Corp	180,019
15,207		XL Capital Ltd	552,318

		TOTAL INSURANCE	6,449,450

MATERIALS - 3.0%
523	e	Acerinox S.A.	4,676
3,283		Albemarle Corp	144,780
12,282		Axiall Corp	192,705
19,606	*	Cemex SAB de C.V. (ADR)	137,046
10,872	*	Constellium NV	65,884
15,708		Freeport-McMoRan Copper & Gold, Inc (Class B)	152,210
83,717	*	Louisiana-Pacific Corp	1,192,130
8,543		Sealed Air Corp	400,496
1,276	e	Wacker Chemie AG.	97,054

		TOTAL MATERIALS	2,386,981

MEDIA - 0.6%
1,190		Naspers Ltd (N Shares)	149,139
2,481		Time Warner, Inc	170,569
4,562		Tribune Co	162,407

		TOTAL MEDIA	482,115

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
16,021		Agilent Technologies, Inc	550,001
802	*	Allergan plc	217,992
1,703		Baxalta, Inc	53,662
14,004	*	Biovitrum AB	185,104
1,108		Eli Lilly & Co	92,728
11,457	*	Endo International plc	793,741
10,207		H Lundbeck AS	272,136
4,962	*,e	Insys Therapeutics, Inc	141,218
11,680		Johnson & Johnson	1,090,328
6,336	*	Mallinckrodt plc	405,124
17,903		Merck & Co, Inc	884,229
62,260		Pfizer, Inc	1,955,587
5,825		Zoetis Inc	239,873

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,881,723

REAL ESTATE - 2.2%
10,894		Brixmor Property Group, Inc	255,791
3,585		Home Properties, Inc	267,979
325	*,e	Lifestyle Properties Development Ltd	79
1,467		Mack-Cali Realty Corp	27,697
6,043		Post Properties, Inc	352,246

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,519		Potlatch Corp	$72,522
28,725		Starwood Property Trust, Inc	589,437
725		Vornado Realty Trust	65,555
12,158		WP GLIMCHER, Inc	141,762

		TOTAL REAL ESTATE	1,773,068

RETAILING - 2.5%
11,439		Best Buy Co, Inc	424,615
2,332		Expedia, Inc	274,430
60,299	*	Groupon, Inc	196,575
203,050		Hengdeli Holdings Ltd	29,102
215,871	*	Intime Retail Group Co Ltd	223,792
81,075	*	JC Penney Co, Inc	753,187
1,217		Target Corp	95,729

		TOTAL RETAILING	1,997,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
33,064		Atmel Corp	266,826
15,529		Broadcom Corp (Class A)	798,657
46,645		Intel Corp	1,405,880
41,914		Marvell Technology Group Ltd	379,322
7,159		Maxim Integrated Products, Inc	239,110
9,844	*	Mellanox Technologies Ltd	372,005
45,707	*	ON Semiconductor Corp	429,646

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,891,446

SOFTWARE & SERVICES - 4.8%
3,368	*	Autodesk, Inc	148,663
416	*	Baidu, Inc (ADR)	57,163
2,223	*,e	Cimpress NV	169,193
6,633	*	Citrix Systems, Inc	459,534
6,675	*	eBay, Inc	163,137
7,698	*	Fortinet, Inc	327,011
19,623		Microsoft Corp	868,514
1,029	*	MicroStrategy, Inc (Class A)	202,168
6,461		Oracle Corp	233,371
2,767	*	PayPal Holdings, Inc	85,888
3,126	*	PTC, Inc	99,219
5,181	*	Rackspace Hosting, Inc	127,867
6,082		Sabre Corp	165,309
27,144	*	Yahoo!, Inc	784,733

		TOTAL SOFTWARE & SERVICES	3,891,770

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
40,533		Alcatel-Lucent (ADR)	147,945
4,956	*	Ciena Corp	102,688
38,899		Cisco Systems, Inc	1,021,099
7,042		Corning, Inc	120,559
17,829		EMC Corp	430,749
20,663		Hewlett-Packard Co	529,179
14,190		Juniper Networks, Inc	364,825
6,041	*,e	Knowles Corp	111,336
11,550	*	Lumentum Holdings, Inc	195,772
16,079		Nokia Corp	109,016
4,739		Qualcomm, Inc	254,626
3,016	e	Seagate Technology, Inc	135,117
49,242	*	Viavi Solutions, Inc	264,430

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,787,341

TELECOMMUNICATION SERVICES - 2.9%
34,047		AT&T, Inc	1,109,251
14,616	*	Level 3 Communications, Inc	638,573

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

24,168		Telephone & Data Systems, Inc	$603,234

		TOTAL TELECOMMUNICATION SERVICES	2,351,058

TRANSPORTATION - 1.5%
12,190		American Airlines Group, Inc	473,338
15,994	*,b,m	AMR Corp (Escrow)	160
1,890		FedEx Corp	272,122
23,080	*	Hertz Global Holdings, Inc	386,128
2,084	*	United Continental Holdings, Inc	110,556

		TOTAL TRANSPORTATION	1,242,304

UTILITIES - 4.1%
4,545		Duke Energy Corp	326,967
3,442		Edison International	217,087
5,587		Exelon Corp	165,934
18,781		FirstEnergy Corp	588,033
9,508		NextEra Energy, Inc	927,505
14,908		NRG Energy, Inc	221,384
3,779		PG&E Corp	199,531
1,849		Sempra Energy	178,835
7,006		Westar Energy, Inc	269,311
6,031		Xcel Energy, Inc	213,558

		TOTAL UTILITIES	3,308,145

		TOTAL COMMON STOCKS (Cost $75,423,182)	79,747,021

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
1,089,778	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,089,778

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,089,778

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,778)	1,089,778

		TOTAL INVESTMENTS - 100.8% (Cost $76,512,960)	80,836,799
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(599,269)

		NET ASSETS - 100.0%	$80,237,530

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,079,506.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
50,000		NorthStar Asset Management Group, Inc	$718,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	718,000

DIVERSIFIED CAPITAL MARKETS - 1.0%
25,000		HFF, Inc (Class A)	844,000

		TOTAL DIVERSIFIED CAPITAL MARKETS	844,000

DIVERSIFIED REITS - 3.1%
12,000		American Assets Trust,Inc	490,320
115,000		NorthStar Realty Finance Corp	1,420,250
90,000		Spirit Realty Capital, Inc	822,600

		TOTAL DIVERSIFIED REITS	2,733,170

HOTELS, RESORTS & CRUISE LINES - 0.9%
12,000		Starwood Hotels & Resorts Worldwide, Inc	797,760

		TOTAL HOTELS, RESORTS & CRUISE LINES	797,760

INDUSTRIAL REITS - 9.2%
110,000		Prologis, Inc	4,279,000
175,000		Rexford Industrial Realty, Inc	2,413,250
70,000		Terreno Realty Corp	1,374,800

		TOTAL INDUSTRIAL REIT’S	8,067,050

MORTGAGE REITS - 0.8%
35,000		Starwood Property Trust, Inc	718,200

		TOTAL MORTGAGE REITS	718,200

OFFICE REITS - 14.8%
37,000		Boston Properties, Inc	4,380,800
50,000		Gramercy Property Trust, Inc	1,038,500
55,000		Hudson Pacific Properties	1,583,450
27,000		Kilroy Realty Corp	1,759,320
22,000		SL Green Realty Corp	2,379,520
20,000		Vornado Realty Trust	1,808,400

		TOTAL OFFICE REITS	12,949,990

REAL ESTATE OPERATING COMPANIES - 0.7%
30,000	*	Forest City Enterprises, Inc (Class A)	603,900

		TOTAL REAL ESTATE OPERATING COMPANIES	603,900

REAL ESTATE SERVICES - 2.1%
40,000		Kennedy-Wilson Holdings, Inc	886,800
20,000	*	Marcus & Millichap, Inc	919,800

		TOTAL REAL ESTATE SERVICES	1,806,600

RESIDENTIAL REITS - 20.3%
32,000		Apartment Investment & Management Co (Class A)	1,184,640
27,000		AvalonBay Communities, Inc	4,720,140
8,000		Camden Property Trust	591,200
30,000		Equity Lifestyle Properties, Inc	1,757,100
60,000		Equity Residential	4,507,200

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

14,000		Essex Property Trust, Inc	$3,127,880
10,000		Post Properties, Inc	582,900
20,000		Sun Communities, Inc	1,355,200

		TOTAL RESIDENTIAL REITS	17,826,260

RETAIL REITS - 21.2%
50,000		Equity One, Inc	1,217,000
20,000		Federal Realty Investment Trust	2,729,000
100,000		General Growth Properties, Inc	2,597,000
7,000		Macerich Co	537,740
17,000		Regency Centers Corp	1,056,550
40,000		Retail Opportunities Investment Corp	661,600
45,000		Simon Property Group, Inc	8,267,400
22,000		Taubman Centers, Inc	1,519,760

		TOTAL RETAIL REITS	18,586,050

SPECIALIZED REITS - 24.3%
30,000		American Tower Corp	2,639,400
10,500		Care Capital Properties, Inc	345,765
18,000		Chatham Lodging Trust	386,640
65,000		CubeSmart	1,768,650
6,000		Equinix, Inc	1,640,400
25,000		Extra Space Storage, Inc	1,929,000
50,000		Healthcare Trust of America, Inc	1,225,500
85,000		Host Marriott Corp	1,343,850
16,000		Public Storage, Inc	3,386,080
25,000	*	Strategic Hotels & Resorts, Inc	344,750
85,000		Sunstone Hotel Investors, Inc	1,124,550
42,000		Ventas, Inc	2,354,520
42,000		Welltower, Inc	2,844,240

		TOTAL SPECIALIZED REITS	21,333,345

		TOTAL COMMON STOCKS (Cost $69,139,620)	86,984,325

		TOTAL INVESTMENTS - 99.2% (Cost $69,139,620)	86,984,325
		OTHER ASSETS & LIABILITIES, NET - 0.8%	660,418

		NET ASSETS - 100.0%	$87,644,743

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.2%
10,300	*	American Axle & Manufacturing Holdings, Inc	$205,382
4,809	*	Tenneco, Inc	215,299
1,380	*	Visteon Corp	139,711

		TOTAL AUTOMOBILES & COMPONENTS	560,392

BANKS - 10.4%
7,265		BankUnited	259,724
3,409		Banner Corp	162,848
14,110		Brookline Bancorp, Inc	143,075
18,881		Capitol Federal Financial	228,838
11,372		Cathay General Bancorp	340,705
5,850		Columbia Banking System, Inc	182,578
11,810		First Commonwealth Financial Corp	107,353
16,043		Fulton Financial Corp	194,120
7,240		Great Western Bancorp, Inc	183,679
9,600	*	Hilltop Holdings, Inc	190,176
31,224		Investors Bancorp, Inc	385,304
37,122	*	MGIC Investment Corp	343,750
24,642		National Penn Bancshares, Inc	289,543
8,833		Oritani Financial Corp	137,971
6,511		Popular, Inc	196,828
8,679		PrivateBancorp, Inc	332,666
4,505		Prosperity Bancshares, Inc	221,241
13,890		Provident Financial Services, Inc	270,855
11,411		Sterling Bancorp/DE	169,682
18,030		Umpqua Holdings Corp	293,889
11,300	*	Western Alliance Bancorp	347,023

		TOTAL BANKS	4,981,848

CAPITAL GOODS - 7.0%
5,356	*	Aerovironment, Inc	107,334
3,335	*	American Woodmark Corp	216,342
3,500		Apogee Enterprises, Inc	156,275
4,100		Barnes Group, Inc	147,805
5,470	*	Beacon Roofing Supply, Inc	177,720
6,189		Comfort Systems USA, Inc	168,712
3,012		Cubic Corp	126,323
3,353		Curtiss-Wright Corp	209,294
2,342	*	DXP Enterprises, Inc	63,890
6,297		EMCOR Group, Inc	278,642
3,266		Encore Wire Corp	106,700
1,700		IDEX Corp	121,210
5,000		ITT Corp	167,150
4,487		John Bean Technologies Corp	171,628
2,474	*	Masonite International Corp	149,875
4,900	*	MRC Global, Inc	54,635
5,450		Mueller Industries, Inc	161,211
1,800		Orbital ATK, Inc	129,366
2,520	*	Teledyne Technologies, Inc	227,556
2,708		Tennant Co	152,135
7,443	*	Thermon Group Holdings	152,954
2,176		Universal Forest Products, Inc	125,512

		TOTAL CAPITAL GOODS	3,372,269

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
7,957		ABM Industries, Inc	$217,306
3,700		Administaff, Inc	162,541
5,900		Herman Miller, Inc	170,156
3,200		Kforce, Inc	84,096
6,232		Korn/Ferry International	206,092
5,287	*	On Assignment, Inc	195,090
6,611		Rollins, Inc	177,638
6,600		Steelcase, Inc (Class A)	121,506
10,413	*	TrueBlue, Inc	233,980
3,536		Viad Corp	102,509
4,712	*	WageWorks, Inc	212,417

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,883,331

CONSUMER DURABLES & APPAREL - 2.7%
3,790		Brunswick Corp	181,503
2,550		Columbia Sportswear Co	149,915
2,620	*	G-III Apparel Group Ltd	161,549
1,300	*	Helen of Troy Ltd	116,090
1,750	*	Kate Spade & Co	33,443
4,940		La-Z-Boy, Inc	131,206
1,496		Oxford Industries, Inc	110,524
4,871	*	Steven Madden Ltd	178,376
18,000	*	TRI Pointe Homes, Inc	235,620

		TOTAL CONSUMER DURABLES & APPAREL	1,298,226

CONSUMER SERVICES - 4.0%
15,047	*	Belmond Ltd.	152,125
1,200	*	Buffalo Wild Wings, Inc	232,116
1,779		Domino’s Pizza, Inc	191,972
6,045	*	Grand Canyon Education, Inc	229,650
3,800		Jack in the Box, Inc	292,752
6,573	*	K12, Inc	81,768
8,400	*	La Quinta Holdings, Inc	132,552
9,087		Service Corp International	246,257
3,500		Vail Resorts, Inc	366,380

		TOTAL CONSUMER SERVICES	1,925,572

DIVERSIFIED FINANCIALS - 0.4%
3,665		Evercore Partners, Inc (Class A)	184,130
1,800	e	WisdomTree Investments, Inc	29,034

		TOTAL DIVERSIFIED FINANCIALS	213,164

ENERGY - 3.5%
4,027		Delek US Holdings, Inc	111,548
2,100	*	Diamondback Energy, Inc	135,660
7,260		Green Plains Renewable Energy, Inc	141,279
5,743	*	Kosmos Energy LLC	32,046
6,708	*	Matrix Service Co	150,729
36,200	*,e	McDermott International, Inc	155,660
2,500	*	PDC Energy, Inc	132,525
16,710	*	Pioneer Energy Services Corp	35,091
10,000		Questar Market Resources, Inc	125,300
14,615	*	Renewable Energy Group, Inc	121,012
4,800	*	Rice Energy, Inc	77,568
23,713		Scorpio Tankers, Inc	217,448
3,580		Western Refining, Inc	157,950
15,100	*	WPX Energy, Inc	99,962

		TOTAL ENERGY	1,693,778

FOOD & STAPLES RETAILING - 1.2%
3,228		Casey’s General Stores, Inc	332,226

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

31,600	*	Supervalu, Inc	$226,888

		TOTAL FOOD & STAPLES RETAILING	559,114

FOOD, BEVERAGE & TOBACCO - 2.4%
11,330		Dean Foods Co	187,172
1,482		J&J Snack Foods Corp	168,444
2,074		Lancaster Colony Corp	202,174
4,500	*	Post Holdings, Inc	265,950
1,700	e	Sanderson Farms, Inc	116,569
8,925	e	Vector Group Ltd	201,794

		TOTAL FOOD, BEVERAGE & TOBACCO	1,142,103

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
3,340	*	Abiomed, Inc	309,818
4,518	*	AMN Healthcare Services, Inc	135,585
3,660	*	Angiodynamics, Inc	48,275
2,268	*	Anika Therapeutics, Inc	72,190
6,632	*	Globus Medical, Inc	137,017
6,232	*	HealthStream, Inc	135,920
4,300		Hill-Rom Holdings, Inc	223,557
2,660	*	ICU Medical, Inc	291,270
2,100	*	Integra LifeSciences Holdings Corp	125,055
7,840		Kindred Healthcare, Inc	123,480
2,000	*	LifePoint Hospitals, Inc	141,800
5,058	*	MedAssets, Inc	101,464
2,078	*	Molina Healthcare, Inc	143,070
3,841	*	Natus Medical, Inc	151,527
4,030	*	NuVasive, Inc	194,327
4,646	*	Omnicell, Inc	144,491
19,622	*	OraSure Technologies, Inc	87,122
5,401	*	PharMerica Corp	153,767
4,973	*	Premier, Inc	170,922
4,500	*	Team Health Holdings, Inc	243,135
2,300	*	Vascular Solutions, Inc	74,543
2,749	*	WellCare Health Plans, Inc	236,909

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,445,244

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
4,000		Energizer Holdings, Inc	154,840
700	*	USANA Health Sciences, Inc	93,821

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	248,661

INSURANCE - 2.9%
5,363		Aspen Insurance Holdings Ltd	249,219
3,804		HCI Group, Inc	147,481
18,030	*	MBIA, Inc	109,622
11,366		Old Republic International Corp	177,764
3,500	e	Primerica, Inc	157,745
6,120		Selective Insurance Group, Inc	190,087
9,851	*	Third Point Reinsurance Ltd	132,496
4,893		Validus Holdings Ltd	220,528

		TOTAL INSURANCE	1,384,942

MATERIALS - 3.7%
4,606		A. Schulman, Inc	149,557
2,450		Aptargroup, Inc	161,602
9,810	*	Berry Plastics Group, Inc	294,986
15,081		Commercial Metals Co	204,348
4,555		Innospec, Inc	211,853
4,719	*	Kraton Polymers LLC	84,470
4,738		Minerals Technologies, Inc	228,182
3,100		Reliance Steel & Aluminum Co	167,431

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,339		Schnitzer Steel Industries, Inc (Class A)	$85,830
2,687		Sensient Technologies Corp	164,713

		TOTAL MATERIALS	1,752,972

MEDIA - 0.8%
10,760	*	Live Nation, Inc	258,670
7,660		Time, Inc	145,923

		TOTAL MEDIA	404,593

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
3,560	*	Acadia Pharmaceuticals, Inc	117,729
5,450	*,e	Achillion Pharmaceuticals, Inc	37,660
2,130	*	Acorda Therapeutics, Inc	56,466
5,766	*	Agenus, Inc	26,524
1,890	*	Alder Biopharmaceuticals, Inc	61,916
913	*	Amphastar Pharmaceuticals, Inc	10,673
1,360	*	Anacor Pharmaceuticals, Inc	160,086
5,500	*	BioCryst Pharmaceuticals, Inc	62,700
4,693	*	Cambrex Corp	186,218
2,234	*	Cara Therapeutics Inc	31,924
8,168	*	Catalent, Inc	198,482
3,510	*,e	Celldex Therapeutics, Inc	36,995
3,816	*	Cepheid, Inc	172,483
1,100	*	Clovis Oncology, Inc	101,156
14,831	*,e	CTI BioPharma Corp	21,653
8,921	*	Cytokinetics, Inc	59,681
3,471	*,e	Depomed, Inc	65,428
1,700	*	Dermira, Inc	39,678
2,654	*	Dyax Corp	50,665
4,816	*	FibroGen, Inc	105,567
2,100	*	Five Prime Therapeutics, Inc	32,319
1,760	*,e	Heron Therapeutics, Inc	42,944
3,800	*,e	Horizon Pharma plc	75,316
1,600	*,e	Immune Design Corp	19,520
5,012	*	Impax Laboratories, Inc	176,473
6,014	*	INC Research Holdings, Inc	240,560
7,400	*	Infinity Pharmaceuticals, Inc	62,530
3,790	*	Insmed, Inc	70,380
2,200	*	MacroGenics, Inc	47,124
5,509	*	Medicines Co	209,122
5,400	*,e	Merrimack Pharmaceuticals, Inc	45,954
3,526	*	Momenta Pharmaceuticals, Inc	57,862
3,700	*	Neurocrine Biosciences, Inc	147,223
4,500	*	Novavax, Inc	31,815
3,560	*	Parexel International Corp	220,435
2,200		Phibro Animal Health Corp	69,586
6,402	*	PRA Health Sciences, Inc	248,590
4,920	*	Prestige Brands Holdings, Inc	222,187
1,767	*	Prothena Corp plc	80,116
890	*	Puma Biotechnology, Inc	67,070
2,100	*	Retrophin, Inc	42,546
2,935	*	Sagent Pharmaceuticals	44,994
9,550	*,e	Spectrum Pharmaceuticals, Inc	57,109
3,880	*	Sucampo Pharmaceuticals, Inc (Class A)	77,096
6,417	*	Supernus Pharmaceuticals, Inc	90,031
1,690	*,e	TESARO, Inc	67,769
888	*	Ultragenyx Pharmaceutical, Inc	85,523
500	*,e	ZS Pharma, Inc	32,830

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,268,708

REAL ESTATE - 8.8%
3,200		American Assets Trust,Inc	130,752
3,100		Coresite Realty	159,464
25,154		Cousins Properties, Inc	231,920

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

12,557		CubeSmart	$341,676
26,248		DiamondRock Hospitality Co	290,041
9,340		DuPont Fabros Technology, Inc	241,719
2,680		EastGroup Properties, Inc	145,202
5,940		Entertainment Properties Trust	306,326
20,168		FelCor Lodging Trust, Inc	142,588
11,500		First Industrial Realty Trust, Inc	240,925
6,962		Kennedy-Wilson Holdings, Inc	154,348
26,506		Lexington Realty Trust	214,699
14,200		New Residential Investment Corp	186,020
2,309		PS Business Parks, Inc	183,288
12,173		Retail Opportunities Investment Corp	201,341
1,882		Saul Centers, Inc	97,394
4,007		Sovran Self Storage, Inc	377,860
14,735		Summit Hotel Properties, Inc	171,957
18,888		Sunstone Hotel Investors, Inc	249,888
8,227		Urban Edge Properties	177,621

		TOTAL REAL ESTATE	4,245,029

RETAILING - 3.7%
6,376		Aaron’s, Inc	230,237
7,400	e	Abercrombie & Fitch Co (Class A)	156,806
16,140	e	American Eagle Outfitters, Inc	252,268
11,300	*	Ascena Retail Group, Inc	157,183
6,044	*	Barnes & Noble Education, Inc	76,819
2,200		Children’s Place Retail Stores, Inc	126,874
3,700		CST Brands, Inc	124,542
9,820	*	Express Parent LLC	175,484
5,300		Finish Line, Inc (Class A)	102,290
2,100		Group 1 Automotive, Inc	178,815
8,400	*	Office Depot, Inc	53,928
6,600	*	Select Comfort Corp	144,408

		TOTAL RETAILING	1,779,654

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
4,592	*	Advanced Energy Industries, Inc	120,770
2,955	*	Cabot Microelectronics Corp	114,477
2,710	*	Cavium Networks, Inc	166,313
4,200	*	Cirrus Logic, Inc	132,342
10,200		Cypress Semiconductor Corp	86,904
2,500	*	First Solar, Inc	106,875
8,100	*	Inphi Corp	194,724
7,863	*	Integrated Device Technology, Inc	159,619
12,405		Intersil Corp (Class A)	145,138
3,026		Monolithic Power Systems, Inc	154,931
5,459	*	Photronics, Inc	49,459
21,578	*	PMC - Sierra, Inc	146,083
6,378	*	Rambus, Inc	75,260
10,952	*	Rudolph Technologies, Inc	136,352
2,500	*	Silicon Laboratories, Inc	103,850
6,200		Tessera Technologies, Inc	200,942

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,094,039

SOFTWARE & SERVICES - 9.4%
5,740	*	Aspen Technology, Inc	217,603
4,630	*	Blackhawk Network Holdings, Inc	196,266
4,900	*	BroadSoft, Inc	146,804
4,274	*	Constant Contact, Inc	103,602
3,866	*	EPAM Systems, Inc	288,094
8,421	*	Everyday Health, Inc	76,968
5,800	*	ExlService Holdings, Inc	214,194
5,200	*	GrubHub, Inc	126,568
2,560	*	Imperva, Inc	167,629
5,307	*	Infoblox, Inc	84,806

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,049	*	Liveperson, Inc	$75,970
3,028	*	LogMeIn, Inc	206,388
1,602	*	Luxoft Holding, Inc	101,391
5,400	*	Manhattan Associates, Inc	336,420
4,319		MAXIMUS, Inc	257,240
6,397		NIC, Inc	113,291
10,900	*	Nuance Communications, Inc	178,433
9,301	*	Progress Software Corp	240,245
5,030	*	QLIK Technologies, Inc	183,344
7,400	*	RingCentral, Inc	134,310
9,714	*	Rubicon Project, Inc	141,144
2,392		Solera Holdings, Inc	129,168
1,865	*	SPS Commerce, Inc	126,615
3,820	*	Synchronoss Technologies, Inc	125,296
14,860	*	TA Indigo Holding Corp	123,189
1,000	*	Tableau Software, Inc	79,780
2,282	*	Tyler Technologies, Inc	340,725

		TOTAL SOFTWARE & SERVICES	4,515,483

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
5,989		Alliance Fiber Optic Products, Inc	102,352
7,549	*	Benchmark Electronics, Inc	164,266
8,880	*	Ciena Corp	183,993
2,393	*	Coherent, Inc	130,897
8,471	*	II-VI, Inc	136,214
8,857	*	Immersion Corp	99,464
3,413		InterDigital, Inc	172,698
11,432	*	Ixia	165,650
8,430		Jabil Circuit, Inc	188,579
6,000	*	Netscout Systems, Inc	212,220
1,231	*	Plexus Corp	47,492
13,000	*	Polycom, Inc	136,240
11,607	*	Sanmina Corp	248,042
1,800	*	Synaptics, Inc	148,428
2,580	*	Tech Data Corp	176,730
12,339	*	TTM Technologies, Inc	76,872
2,500	*	Universal Display Corp	84,750

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,474,887

TELECOMMUNICATION SERVICES - 1.7%
23,998	*	8x8, Inc	198,464
12,552		Inteliquent, Inc	280,286
6,777	*	Premiere Global Services, Inc	93,116
39,484	*	Vonage Holdings Corp	232,166

		TOTAL TELECOMMUNICATION SERVICES	804,032

TRANSPORTATION - 2.1%
16,438	*	Air Transport Services Group, Inc	140,545
4,900	*	Atlas Air Worldwide Holdings, Inc	169,344
8,246		Matson, Inc	317,388
11,111		Skywest, Inc	185,331
12,772	*	UTI Worldwide, Inc	58,624
9,711	*	YRC Worldwide, Inc	128,768

		TOTAL TRANSPORTATION	1,000,000

UTILITIES - 3.1%
5,490		American States Water Co	227,286
8,413		Avista Corp	279,732
5,754		Black Hills Corp	237,870
7,413		California Water Service Group	163,976
7,505		New Jersey Resources Corp	225,375
1,147		South Jersey Industries, Inc	28,962
4,103		Southwest Gas Corp	239,287

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,300	*	Talen Energy Corp	$104,030

		TOTAL UTILITIES	1,506,518

		TOTAL COMMON STOCKS (Cost $45,934,898)	47,554,559

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
1,162,688	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,162,688

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,162,688

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,162,688)	1,162,688

		TOTAL INVESTMENTS - 101.4% (Cost $47,097,586)	48,717,247
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(691,388)

		NET ASSETS - 100.0%	$48,025,859

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,128,267.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
229		BorgWarner, Inc	$9,524
30,738		Ford Motor Co	417,115
2,462		Harley-Davidson, Inc	135,164
7,791		Johnson Controls, Inc	322,236
292	*	Modine Manufacturing Co	2,298
247	*	Tenneco, Inc	11,058
839	*	Tesla Motors, Inc	208,407

		TOTAL AUTOMOBILES & COMPONENTS	1,105,802

BANKS - 3.9%
470		Associated Banc-Corp	8,446
196		Bank of Hawaii Corp	12,444
9,606		BB&T Corp	341,974
200		Boston Private Financial Holdings, Inc	2,340
207		Camden National Corp	8,363
38		Capitol Federal Financial	461
72		Centerstate Banks of Florida, Inc	1,058
1,091		CIT Group, Inc	43,673
1,775		Comerica, Inc	72,952
22		Community Bank System, Inc	818
69		Cullen/Frost Bankers, Inc	4,387
486	*	FCB Financial Holdings, Inc	15,853
290		Federal Agricultural Mortgage Corp (Class C)	7,520
717		First Community Bancshares, Inc	12,834
414		HomeStreet, Inc	9,563
581	*	HomeTrust Bancshares, Inc	10,778
88		IBERIABANK Corp	5,122
17,438		Keycorp	226,868
2,572		M&T Bank Corp	313,655
528	*	MGIC Investment Corp	4,889
1,477		New York Community Bancorp, Inc	26,675
333		OFG Bancorp	2,907
145		Old National Bancorp	2,020
199		PacWest Bancorp	8,519
18		Peoples Bancorp, Inc	374
189		People’s United Financial, Inc	2,973
4,582		PNC Financial Services Group, Inc	408,714
1,276		Popular, Inc	38,573
188		PrivateBancorp, Inc	7,206
355		Provident Financial Services, Inc	6,923
6,255		Radian Group, Inc	99,517
35	*	Signature Bank	4,815
269	*	SVB Financial Group	31,080
31		TCF Financial Corp	470
50		UMB Financial Corp	2,541
102		United Bankshares, Inc	3,875
11,366		US Bancorp	466,120
157	*	Walker & Dunlop, Inc	4,095
107		Webster Financial Corp	3,812
49		Westamerica Bancorporation	2,178
169		Wilshire Bancorp, Inc	1,776
290		Zions Bancorporation	7,987

		TOTAL BANKS	2,237,148

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.5%
3,695		3M Co	$523,840
178		A.O. Smith Corp	11,604
4,742		Ametek, Inc	248,101
17		Applied Industrial Technologies, Inc	649
400	*	ArvinMeritor, Inc	4,252
1,187		Barnes Group, Inc	42,791
200		Briggs & Stratton Corp	3,862
1,027	*	Builders FirstSource, Inc	13,022
174		Caterpillar, Inc	11,373
33	*	Chart Industries, Inc	634
81	*	Colfax Corp	2,423
2,265		Cummins, Inc	245,934
4,965		Danaher Corp	423,068
3,808		Deere & Co	281,792
644		Dover Corp	36,824
3,579		Eaton Corp	183,603
72		EnerSys	3,858
824	*	Enphase Energy, Inc	3,049
139	*	Esterline Technologies Corp	9,993
1,660		Fastenal Co	60,773
123		Fluor Corp	5,209
710		Graco, Inc	47,591
117		Hexcel Corp	5,249
4,101		Illinois Tool Works, Inc	337,553
1,368		Ingersoll-Rand plc	69,453
245		Lincoln Electric Holdings, Inc	12,845
4,981		Masco Corp	125,422
1,227		Nordson Corp	77,227
1,724		Owens Corning, Inc	72,253
2,930		Paccar, Inc	152,858
361		Parker Hannifin Corp	35,125
1,081		Pentair plc	55,174
1,535		Precision Castparts Corp	352,605
1,131	*	Quanta Services, Inc	27,382
990		Rockwell Automation, Inc	100,455
205		Rockwell Collins, Inc	16,777
400		Roper Industries, Inc	62,680
55		TAL International Group, Inc	752
818		Tennant Co	45,955
143		Timken Co	3,931
377	*	United Rentals, Inc	22,639
23		Valmont Industries, Inc	2,183
44		W.W. Grainger, Inc	9,460
179		Woodward Governor Co	7,285
86		Xylem, Inc	2,825

		TOTAL CAPITAL GOODS	3,762,333

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
302		Acacia Research (Acacia Technologies)	2,742
2,963	*	ACCO Brands Corp	20,948
297		CDI Corp	2,539
93		CEB, Inc	6,356
245		Deluxe Corp	13,656
837		Dun & Bradstreet Corp	87,885
217		Equifax, Inc	21,088
507		Heidrick & Struggles International, Inc	9,861
168		HNI Corp	7,207
73	*	IHS, Inc (Class A)	8,468
190		Interface, Inc	4,264
291		Manpower, Inc	23,830
1,111		R.R. Donnelley & Sons Co	16,176
1,573		Robert Half International, Inc	80,475
160	*	RPX Corp	2,195

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

282		Tetra Tech, Inc	$6,856
1,816		Waste Management, Inc	90,455

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	405,001

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,670
10		Columbia Sportswear Co	588
14	*	Deckers Outdoor Corp	813
13		Hasbro, Inc	938
4,378		Mattel, Inc	92,201
72	*	Meritage Homes Corp	2,629
95	*	Mohawk Industries, Inc	17,270
200		Movado Group, Inc	5,166
4,132		Nike, Inc (Class B)	508,112
71	*	Tempur-Pedic International, Inc	5,071
2		Tupperware Corp	99
506	*	Under Armour, Inc (Class A)	48,971
323		VF Corp	22,032
92		Whirlpool Corp	13,548

		TOTAL CONSUMER DURABLES & APPAREL	719,108

CONSUMER SERVICES - 2.9%
55		Bob Evans Farms, Inc	2,384
200		Brinker International, Inc	10,534
1,063		Choice Hotels International, Inc	50,652
932		Darden Restaurants, Inc	63,879
13		DineEquity, Inc	1,192
128		Domino’s Pizza, Inc	13,813
60		Dunkin Brands Group, Inc	2,940
3,895		Marriott International, Inc (Class A)	265,639
5,468		McDonald’s Corp	538,762
4,705	*	MGM Resorts International	86,807
111	*	Popeyes Louisiana Kitchen, Inc	6,256
333		Royal Caribbean Cruises Ltd	29,667
1,081	*	Ruby Tuesday, Inc	6,713
58	*	ServiceMaster Global Holdings, Inc	1,946
177		Sonic Corp	4,062
8,849		Starbucks Corp	502,977
1,429		Starwood Hotels & Resorts Worldwide, Inc	95,000
6		Vail Resorts, Inc	628

		TOTAL CONSUMER SERVICES	1,683,851

DIVERSIFIED FINANCIALS - 6.6%
5,991		American Express Co	444,113
10,095		Bank of New York Mellon Corp	395,219
1,205		BlackRock, Inc	358,451
12,098		Charles Schwab Corp	345,519
3,291		CME Group, Inc	305,207
34	*	Credit Acceptance Corp	6,693
6,202		Discover Financial Services	322,442
6,258		Franklin Resources, Inc	233,173
221	*	Green Dot Corp	3,890
1,429		IntercontinentalExchange Group, Inc	335,801
5,317		Invesco Ltd	166,050
466		Janus Capital Group, Inc	6,338
566		Legg Mason, Inc	23,551
785		NASDAQ OMX Group, Inc	41,864
4,648		Northern Trust Corp	316,808
176	*	PHH Corp	2,485
4,943		State Street Corp	332,219
2,930		T Rowe Price Group, Inc	203,635

		TOTAL DIVERSIFIED FINANCIALS	3,843,458

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 6.7%
3,370		Apache Corp	$131,969
1,606		Baker Hughes, Inc	83,576
1,540	*	Callon Petroleum Co	11,227
1,826	*	Cameron International Corp	111,970
56		CARBO Ceramics, Inc	1,064
1,640	*	Cheniere Energy, Inc	79,212
1,000		Cimarex Energy Co	102,480
2,376	*	Clean Energy Fuels Corp	10,692
6,329		Columbia Pipeline Group, Inc	115,757
299	*	Concho Resources, Inc	29,392
1,756		ConocoPhillips	84,218
433	*	Contango Oil & Gas Co	3,291
2,595	*	Continental Resources, Inc	75,177
4,666	*	Devon Energy Corp	173,062
4,762		EOG Resources, Inc	346,674
1,907		EQT Corp	123,516
49		Exterran Holdings, Inc	882
25	*	FMC Technologies, Inc	775
66	*	Geospace Technologies Corp	912
2,831		Hess Corp	141,720
2,038	*	ION Geophysical Corp	795
3,290		Kinder Morgan, Inc	91,067
4,618		Marathon Oil Corp	71,117
5,237		Marathon Petroleum Corp	242,630
22	*	Matrix Service Co	494
5,134		National Oilwell Varco, Inc	193,295
347	*	Natural Gas Services Group, Inc	6,697
3,125		Noble Energy, Inc	94,313
4,516		Occidental Petroleum Corp	298,733
4		Oceaneering International, Inc	157
2	*	Oil States International, Inc	52
1,573		Oneok, Inc	50,651
3	*	PDC Energy, Inc	159
4,571		Phillips 66	351,236
1,342		Pioneer Natural Resources Co	163,241
12		Range Resources Corp	385
233	*	Rex Energy Corp	482
5	*	SEACOR Holdings, Inc	299
1,768	*	Southwestern Energy Co	22,436
9,859		Spectra Energy Corp	258,996
731		St. Mary Land & Exploration Co	23,421
893		Superior Energy Services	11,279
81		Tesoro Corp	7,876
377	*	Ultra Petroleum Corp	2,409
133	*	Unit Corp	1,498
854		Valero Energy Corp	51,325
1,514	*	Weatherford International Ltd	12,839
2,167		Western Refining, Inc	95,608
875	*	Whiting Petroleum Corp	13,361
4,686		Williams Cos, Inc	172,679

		TOTAL ENERGY	3,867,096

FOOD & STAPLES RETAILING - 1.1%
7,452		Kroger Co	268,794
128		Spartan Stores, Inc	3,309
8,404		Sysco Corp	327,504
1,847		Whole Foods Market, Inc	58,457

		TOTAL FOOD & STAPLES RETAILING	658,064

FOOD, BEVERAGE & TOBACCO - 4.1%
286		Bunge Ltd	20,964
2,696		Campbell Soup Co	136,633

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,284		ConAgra Foods, Inc	$52,015
151	*	Darling International, Inc	1,697
302		Dr Pepper Snapple Group, Inc	23,873
127		Flowers Foods, Inc	3,142
6,503		General Mills, Inc	365,014
41		Hormel Foods Corp	2,596
413		J.M. Smucker Co	47,119
4,814		Kellogg Co	320,372
721		Keurig Green Mountain, Inc	37,593
2,275		Kraft Heinz Co	160,569
97	*	Landec Corp	1,132
771		Mead Johnson Nutrition Co	54,278
11,028		Mondelez International, Inc	461,742
7,027		PepsiCo, Inc	662,646
88		Tootsie Roll Industries, Inc	2,754

		TOTAL FOOD, BEVERAGE & TOBACCO	2,354,139

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
961	*	Acadia Healthcare Co, Inc	63,685
79	*	Align Technology, Inc	4,484
844	*	Amedisys, Inc	32,047
1,455		AmerisourceBergen Corp	138,210
1,422	*	AMN Healthcare Services, Inc	42,674
55	*	Amsurg Corp	4,274
1,112		Anthem, Inc	155,680
142	*	athenahealth, Inc	18,936
848	*	AtriCure, Inc	18,580
2,625		Becton Dickinson & Co	348,232
1,906	*	BioScrip, Inc	3,564
386	*	Brookdale Senior Living, Inc	8,863
809	*	Capital Senior Living Corp	16,220
2,071		Cardinal Health, Inc	159,094
1,158	*	Centene Corp	62,798
275	*	Cerner Corp	16,489
2,506	*	Cerus Corp	11,377
41		Chemed Corp	5,472
1,981		Cigna Corp	267,475
55		Dentsply International, Inc	2,781
168	*	Edwards Lifesciences Corp	23,885
434	*	ExamWorks Group, Inc	12,690
1,269	*	GenMark Diagnostics, Inc	9,987
85	*	Greatbatch, Inc	4,796
875	*	Healthways, Inc	9,730
147	*	Henry Schein, Inc	19,510
84	*	HMS Holdings Corp	737
328	*	Hologic, Inc	12,835
1,316		Humana, Inc	235,564
836	*	Idexx Laboratories, Inc	62,073
599	*	Inverness Medical Innovations, Inc	28,842
186	*	IPC The Hospitalist Co, Inc	14,450
694	*	LDR Holding Corp	23,964
389	*	LHC Group, Inc	17,415
548	*	LifePoint Hospitals, Inc	38,853
534	*	Molina Healthcare, Inc	36,766
60	*	Natus Medical, Inc	2,367
1,016	*	Omnicell, Inc	31,598
1,080	*	OraSure Technologies, Inc	4,795
61		Owens & Minor, Inc	1,948
905		Patterson Cos, Inc	39,141
580	*	PharMerica Corp	16,513
425	*	Premier, Inc	14,607
321	*	Providence Service Corp	13,989
35	*	Sirona Dental Systems, Inc	3,267
388	*	Surgical Care Affiliates, Inc	12,684

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

139	*	Thoratec Corp	$8,793
111	*	Triple-S Management Corp (Class B)	1,977
1,177	*	Universal American Corp	8,051
340		US Physical Therapy, Inc	15,263
516	*	Vascular Solutions, Inc	16,724
775	*	Vocera Communications, Inc	8,843

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,133,592

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
5		Clorox Co	578
6,678		Colgate-Palmolive Co	423,786
1,614		Estee Lauder Cos (Class A)	130,217
1,864		Kimberly-Clark Corp	203,251
350	*	Medifast, Inc	9,401
10,806		Procter & Gamble Co	777,383

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,544,616

INSURANCE - 6.0%
3,504		ACE Ltd	362,313
5,781		Aflac, Inc	336,050
105		Arthur J. Gallagher & Co	4,334
959		Aspen Insurance Holdings Ltd	44,565
239		Axis Capital Holdings Ltd	12,839
7,145	*	Berkshire Hathaway, Inc (Class B)	931,708
2,805		Chubb Corp	344,033
2,825		Hartford Financial Services Group, Inc	129,328
1,559		Marsh & McLennan Cos, Inc	81,411
104		PartnerRe Ltd	14,444
3,647		Principal Financial Group	172,649
14		ProAssurance Corp	687
9,489		Progressive Corp	290,743
4,628		Prudential Financial, Inc	352,700
156		RenaissanceRe Holdings Ltd	16,586
124		Stewart Information Services Corp	5,073
3,538		Travelers Cos, Inc	352,137

		TOTAL INSURANCE	3,451,600

MATERIALS - 4.4%
2,650		Air Products & Chemicals, Inc	338,087
59		Albemarle Corp	2,602
47		Aptargroup, Inc	3,100
1,830		Avery Dennison Corp	103,523
611		Ball Corp	38,004
6		Bemis Co, Inc	237
64		Carpenter Technology Corp	1,905
456		Celanese Corp (Series A)	26,982
699	*	Century Aluminum Co	3,215
18	*	Clearwater Paper Corp	850
1,284		Commercial Metals Co	17,398
110		Compass Minerals International, Inc	8,621
344		Eastman Chemical Co	22,264
3,233		Ecolab, Inc	354,725
265	*	Flotek Industries, Inc	4,426
695		H.B. Fuller Co	23,588
182		Innophos Holdings, Inc	7,215
72		International Flavors & Fragrances, Inc	7,435
2,624		International Paper Co	99,161
1,627	*	Louisiana-Pacific Corp	23,169
2,954		LyondellBasell Industries AF S.C.A	246,245
394		Minerals Technologies, Inc	18,975
1,185		Mosaic Co	36,865
5,754		Nucor Corp	216,063
121		PolyOne Corp	3,550

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,153		Praxair, Inc	$321,165
102		Reliance Steel & Aluminum Co	5,509
1,512		Royal Gold, Inc	71,034
157		Sealed Air Corp	7,360
209		Sherwin-Williams Co	46,561
2,186		Sigma-Aldrich Corp	303,679
586	*	Stillwater Mining Co	6,053
580		Valspar Corp	41,690
79		Wausau Paper Corp	506
1,770		WestRock Co	91,049
1,555	*	Worthington Industries, Inc	41,176

		TOTAL MATERIALS	2,543,987

MEDIA - 3.1%
425	*	Charter Communications, Inc	74,736
156		Cinemark Holdings, Inc	5,069
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	8,285
3,202	*	Discovery Communications, Inc (Class A)	83,348
5,307	*	Discovery Communications, Inc (Class C)	128,907
496	*	DreamWorks Animation SKG, Inc (Class A)	8,655
1,905		Entravision Communications Corp (Class A)	12,649
83		John Wiley & Sons, Inc (Class A)	4,153
2,180		New York Times Co (Class A)	25,746
149		Scripps Networks Interactive (Class A)	7,329
610		Sinclair Broadcast Group, Inc (Class A)	15,445
2,315		Time Warner Cable, Inc	415,242
5,702		Time Warner, Inc	392,012
6,166		Walt Disney Co	630,165

		TOTAL MEDIA	1,811,741

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
430	*	Acadia Pharmaceuticals, Inc	14,220
702	*	Affymetrix, Inc	5,995
3,910		Agilent Technologies, Inc	134,230
1,737	*	Akorn, Inc	49,513
1,118	*	Alexion Pharmaceuticals, Inc	174,844
3,874		Amgen, Inc	535,852
882	*	Aratana Therapeutics, Inc	7,462
521	*	Ariad Pharmaceuticals, Inc	3,043
1,230	*	Biogen Idec, Inc	358,926
729	*	BioMarin Pharmaceutical, Inc	76,778
24		Bio-Techne Corp	2,219
647	*	Bluebird Bio, Inc	55,351
9,070		Bristol-Myers Squibb Co	536,944
936	*	Cambrex Corp	37,140
3,318	*	Celgene Corp	358,908
954	*	Cempra, Inc	26,559
555	*	Cepheid, Inc	25,086
1,912	*	Depomed, Inc	36,041
1,116	*	Endocyte, Inc	5,111
6,657		Gilead Sciences, Inc	653,651
2,304	*	Immunomedics, Inc	3,963
654	*	Intra-Cellular Therapies, Inc	26,186
10,562		Johnson & Johnson	985,963
562	*	Kite Pharma, Inc	31,292
445	*	KYTHERA Biopharmaceuticals, Inc	33,366
5,161	*	MannKind Corp	16,567
12,990		Merck & Co, Inc	641,576
23	*	Mettler-Toledo International, Inc	6,549
2,511	*	MiMedx Group, Inc	24,231
2,535	*	Nektar Therapeutics	27,784
2,037	*	Opko Health, Inc	17,131
4,450	*	Orexigen Therapeutics, Inc	9,390

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

122	*	PerkinElmer, Inc	$5,607
935	*	Prothena Corp plc	42,393
121	*	Quintiles Transnational Holdings, Inc	8,418
975	*	Relypsa, Inc	18,047
354	*	Repligen Corp	9,859
412	*	Sage Therapeutics, Inc	17,436
1,256	*	Sangamo Biosciences, Inc	7,084
1,223	*	Sarepta Therapeutics, Inc	39,271
743	*	Sucampo Pharmaceuticals, Inc (Class A)	14,763
325	*	TESARO, Inc	13,033
1,080	*	Tetraphase Pharmaceuticals, Inc	8,057
1,486		Thermo Electron Corp	181,708
1,658	*	Vertex Pharmaceuticals, Inc	172,664
503	*	Vital Therapies, Inc	2,032
3,936	*	Vivus, Inc	6,455
640	*	Waters Corp	75,654
2,533	*	Xenoport, Inc	8,790
493	*	Zafgen, Inc	15,751
3,032		Zoetis Inc	124,858

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,693,751

REAL ESTATE - 4.6%
203		American Campus Communities, Inc	7,357
4,297		American Tower Corp	378,050
16,129		Annaly Capital Management, Inc	159,193
1,224		Boston Properties, Inc	144,922
1,999	*	CBRE Group, Inc	63,968
339		Coresite Realty	17,438
3,476		Crown Castle International Corp	274,152
64		Digital Realty Trust, Inc	4,180
165		Douglas Emmett, Inc	4,739
1,687		Duke Realty Corp	32,137
29		Equity One, Inc	706
1,322		Equity Residential	99,309
3,064		First Industrial Realty Trust, Inc	64,191
5,733		HCP, Inc	213,554
89		Healthcare Realty Trust, Inc	2,212
7,799		Host Marriott Corp	123,302
1,389		Iron Mountain, Inc	43,087
15		Jones Lang LaSalle, Inc	2,156
14		Kilroy Realty Corp	912
325		Liberty Property Trust	10,241
554		Macerich Co	42,558
213		Mid-America Apartment Communities, Inc	17,438
5,524		Prologis, Inc	214,884
930		Ryman Hospitality Properties	45,784
2,305		Simon Property Group, Inc	423,475
988		Ventas, Inc	55,387
1,458		Vornado Realty Trust	131,832
17		Washington REIT	424
1,122		Welltower, Inc	75,982
149		Weyerhaeuser Co	4,074

		TOTAL REAL ESTATE	2,657,644

RETAILING - 3.1%
1,088	*	1-800-FLOWERS.COM, Inc (Class A)	9,901
77		Aaron’s, Inc	2,780
1,224		American Eagle Outfitters, Inc	19,131
457	*	AutoZone, Inc	330,790
1,702	*	Bed Bath & Beyond, Inc	97,048
1,355		Best Buy Co, Inc	50,298
62	*	Cabela’s, Inc	2,827
852	*	Carmax, Inc	50,541

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8		Chico’s FAS, Inc	$126
550	*	FTD Cos, Inc	16,390
6		GameStop Corp (Class A)	247
5,233		Gap, Inc	149,140
259		GNC Holdings, Inc	10,469
270		HSN, Inc	15,455
2,402		Kohl’s Corp	111,237
202	*	LKQ Corp	5,729
6,651		Lowe’s Companies, Inc	458,387
2,276	*	NetFlix, Inc	235,020
701		Nordstrom, Inc	50,269
1,890	*	Office Depot, Inc	12,134
69		Outerwall, Inc	3,928
359	*	Overstock.com, Inc	6,160
278		Pier 1 Imports, Inc	1,918
753		Ross Stores, Inc	36,498
503	*	Shutterfly, Inc	17,982
5,903		Staples, Inc	69,242
135		Tiffany & Co	10,425
205	*	Ulta Salon Cosmetics & Fragrance, Inc	33,487
7		Williams-Sonoma, Inc	534
66		Winmark Corp	6,793

		TOTAL RETAILING	1,814,886

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
652	*	Advanced Micro Devices, Inc	1,121
9		Analog Devices, Inc	508
14,778		Applied Materials, Inc	217,089
125	*	Cirrus Logic, Inc	3,939
22,044		Intel Corp	664,406
227		Lam Research Corp	14,830
111		Microchip Technology, Inc	4,783
5,688	*	ON Semiconductor Corp	53,467
842		Skyworks Solutions, Inc	70,905
1,075	*	SunPower Corp	21,543
315		Teradyne, Inc	5,673
8,425		Texas Instruments, Inc	417,206

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,475,470

SOFTWARE & SERVICES - 11.8%
4,553		Accenture plc	447,378
1,147	*	Actua Corp	13,489
4,750	*	Adobe Systems, Inc	390,545
1,210	*	Alphabet, Inc (Class A)	772,428
1,246	*	Alphabet, Inc (Class C)	758,091
1,319	*	Angie’s List, Inc	6,648
2,129	*	Autodesk, Inc	93,974
727		Automatic Data Processing, Inc	58,422
1,228		Broadridge Financial Solutions, Inc	67,970
5,119		CA, Inc	139,749
191	*	Cadence Design Systems, Inc	3,950
31	*	Cimpress NV	2,359
6,047	*	Cognizant Technology Solutions Corp (Class A)	378,603
918	*	comScore, Inc	42,366
155		Convergys Corp	3,582
731	*	Ellie Mae, Inc	48,663
49		Factset Research Systems, Inc	7,831
54		Fair Isaac Corp	4,563
1,638	*	FireEye, Inc	52,121
239	*	Fortinet, Inc	10,153
3,848	*	Glu Mobile, Inc	16,816
515	*	HomeAway, Inc	13,668
121	*	Infoblox, Inc	1,933

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,513	*	Internap Network Services Corp	$9,275
4,278		International Business Machines Corp	620,182
3,700		Intuit, Inc	328,375
1,026		j2 Global, Inc	72,692
533	*	Liquidity Services, Inc	3,939
262	*	Manhattan Associates, Inc	16,322
1,034	*	Marketo, Inc	29,386
4,829		Mastercard, Inc (Class A)	435,189
2,640	*	Monster Worldwide, Inc	16,949
55	*	NetSuite, Inc	4,614
189	*	NeuStar, Inc (Class A)	5,143
16,201		Oracle Corp	585,180
1,065	*	Perficient, Inc	16,433
743	*	Qualys, Inc	21,146
656	*	Rackspace Hosting, Inc	16,190
377		Sabre Corp	10,247
5,662	*	Salesforce.com, Inc	393,113
1,102	*	ServiceSource International LLC	4,408
123	*	SolarWinds, Inc	4,826
428	*	Stamps.com, Inc	31,676
10,112		Symantec Corp	196,881
118	*	Syntel, Inc	5,346
214	*	Teradata Corp	6,197
17	*	Tyler Technologies, Inc	2,538
67	*	Ultimate Software Group, Inc	11,994
150	*	Unisys Corp	1,785
877	*	Vasco Data Security International	14,944
898	*	Website Pros, Inc	18,930
441	*	Workday, Inc	30,367
26,466		Xerox Corp	257,514
10,178	*	Yahoo!, Inc	294,246

		TOTAL SOFTWARE & SERVICES	6,801,329

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
41		Belden CDT, Inc	1,914
147	*	Benchmark Electronics, Inc	3,199
681		Black Box Corp	10,038
24,252		Cisco Systems, Inc	636,615
42		Cognex Corp	1,444
3,600		Corning, Inc	61,632
1,781	*	Cray, Inc	35,282
16,718		EMC Corp	403,907
1,050	*	Finisar Corp	11,686
14,053		Hewlett-Packard Co	359,897
550		Ingram Micro, Inc (Class A)	14,982
169		InterDigital, Inc	8,551
306	*	IPG Photonics Corp	23,247
14	*	Itron, Inc	447
462		Jabil Circuit, Inc	10,335
554		Lexmark International, Inc (Class A)	16,055
2,042		Motorola, Inc	139,632
60	*	Netgear, Inc	1,750
18		Plantronics, Inc	915
494	*	QLogic Corp	5,063
9,257		Qualcomm, Inc	497,379
6,437	*	Quantum Corp	4,489
227	*	RealD, Inc	2,181
676		SanDisk Corp	36,727
963	*	Silicon Graphics International Corp	3,785
172	*	Super Micro Computer, Inc	4,689
26	*	Tech Data Corp	1,781
184	*	TTM Technologies, Inc	1,146
87	*	Universal Display Corp	2,949

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,301,717

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.9%
1,016	*	Boingo Wireless, Inc	$8,413
9,052		CenturyTel, Inc	227,386
1,541	*	Cincinnati Bell, Inc	4,808
469		IDT Corp (Class B)	6,707
705	*	Level 3 Communications, Inc	30,802
16,804	*	Sprint Corp	64,527
17,458		Verizon Communications, Inc	759,597
1,213	*	Vonage Holdings Corp	7,132

		TOTAL TELECOMMUNICATION SERVICES	1,109,372

TRANSPORTATION - 2.8%
8		Allegiant Travel Co	1,730
903	*	Avis Budget Group, Inc	39,443
6		CH Robinson Worldwide, Inc	407
8,644		CSX Corp	232,523
855		Delta Air Lines, Inc	38,364
176	*	Echo Global Logistics, Inc	3,450
2,589		Norfolk Southern Corp	197,800
6		Ryder System, Inc	444
8,610		Southwest Airlines Co	327,524
330	*	Spirit Airlines, Inc	15,609
3,531		Union Pacific Corp	312,176
4,621		United Parcel Service, Inc (Class B)	456,046

		TOTAL TRANSPORTATION	1,625,516

UTILITIES - 3.2%
102		American Water Works Co, Inc	5,618
2,497		Centerpoint Energy, Inc	45,046
4,677		Consolidated Edison, Inc	312,657
2,949		Duke Energy Corp	212,151
3,345		Eversource Energy	169,324
4		ITC Holdings Corp	133
103		MDU Resources Group, Inc	1,772
886		MGE Energy, Inc	36,494
220		New Jersey Resources Corp	6,607
3,954		NextEra Energy, Inc	385,713
8,717		Pepco Holdings, Inc	211,126
2,098		Piedmont Natural Gas Co, Inc	84,067
3		Pinnacle West Capital Corp	192
326		Public Service Enterprise Group, Inc	13,744
2,619		Sempra Energy	253,310
956		South Jersey Industries, Inc	24,139
926		TECO Energy, Inc	24,317
58		Unitil Corp	2,139
478		WEC Energy Group, Inc	24,961
280		WGL Holdings, Inc	16,148
1,100		Xcel Energy, Inc	38,951

		TOTAL UTILITIES	1,868,609

		TOTAL COMMON STOCKS (Cost $42,246,801)	57,469,830

		TOTAL INVESTMENTS - 99.4% (Cost $42,246,801)	57,469,830
		OTHER ASSETS & LIABILITIES, NET - 0.6%	334,384

		NET ASSETS - 100.0%	$57,804,214

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.1%
1,481	*	American Axle & Manufacturing Holdings, Inc	$29,531
3,256		BorgWarner, Inc	135,417
852		Cooper Tire & Rubber Co	33,663
195	*	Cooper-Standard Holding, Inc	11,310
2,343		Dana Holding Corp	37,207
4,198		Delphi Automotive plc	319,216
376	*,e	Dorman Products, Inc	19,135
349		Drew Industries, Inc	19,059
425	*	Federal Mogul Corp (Class A)	2,903
57,449		Ford Motor Co	779,583
243	*	Fox Factory Holding Corp	4,097
23,426		General Motors Co	703,249
4,344		Gentex Corp	67,332
573	*	Gentherm, Inc	25,739
3,887		Goodyear Tire & Rubber Co	114,006
2,995		Harley-Davidson, Inc	164,425
259	*	Horizon Global Corp	2,284
9,613		Johnson Controls, Inc	397,594
1,159		Lear Corp	126,076
387		Metaldyne Performance Group, Inc	8,131
671	*	Modine Manufacturing Co	5,281
364	*	Motorcar Parts of America, Inc	11,408
398		Remy International, Inc	11,641
289		Standard Motor Products, Inc	10,080
449	*	Stoneridge, Inc	5,541
47		Strattec Security Corp	2,964
336		Superior Industries International, Inc	6,276
882	*	Tenneco, Inc	39,487
1,430	*,e	Tesla Motors, Inc	355,212
658		Thor Industries, Inc	34,084
428	*	Tower International, Inc	10,169
652	*	Visteon Corp	66,008
510	e	Winnebago Industries, Inc	9,767

		TOTAL AUTOMOBILES & COMPONENTS	3,567,875

BANKS - 6.2%
235		1st Source Corp	7,238
101	e	Access National Corp	2,057
98		American National Bankshares, Inc	2,298
459		Ameris Bancorp	13,196
129	e	Ames National Corp	2,958
430		Apollo Residential Mortgage	5,444
165		Arrow Financial Corp	4,412
2,146		Associated Banc-Corp	38,564
1,306		Astoria Financial Corp	21,027
110		Banc of California, Inc	1,350
130		Bancfirst Corp	8,203
541		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,524
1,389		Bancorpsouth, Inc	33,017
838		Bank Mutual Corp	6,436
154,520		Bank of America Corp	2,407,421
757		Bank of Hawaii Corp	48,062
87		Bank of Marin Bancorp	4,175
1,130		Bank of the Ozarks, Inc	49,449
300		BankFinancial Corp	3,729

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,410		BankUnited	$50,407
303		Banner Corp	14,474
89	e	Bar Harbor Bankshares	2,847
11,415		BB&T Corp	406,374
982		BBCN Bancorp, Inc	14,750
90	*,e	BBX Capital Corp	1,449
194	*,e	Bear State Financial, Inc	1,727
1,199	*	Beneficial Bancorp, Inc	15,899
428		Berkshire Hills Bancorp, Inc	11,787
400		Blue Hills Bancorp, Inc	5,540
359		BNC Bancorp	7,981
257	*	BofI Holding, Inc	33,109
603	e	BOK Financial Corp	39,020
1,073		Boston Private Financial Holdings, Inc	12,554
156		Bridge Bancorp, Inc	4,167
771		Brookline Bancorp, Inc	7,818
253		Bryn Mawr Bank Corp	7,861
124	*	BSB Bancorp, Inc	2,621
89	*	C1 Financial, Inc	1,695
87		Camden National Corp	3,515
321	*	Capital Bank Financial Corp	9,704
156		Capital City Bank Group, Inc	2,328
2,036		Capitol Federal Financial	24,676
459		Cardinal Financial Corp	10,562
333	*	Cascade Bancorp	1,802
1,068		Cathay General Bancorp	31,997
659		Centerstate Banks of Florida, Inc	9,687
335		Central Pacific Financial Corp	7,025
47		Century Bancorp, Inc	1,916
244		Charter Financial Corp	3,094
486		Chemical Financial Corp	15,722
2,656		CIT Group, Inc	106,320
44,642		Citigroup, Inc	2,214,690
167		Citizens & Northern Corp	3,260
4,534		Citizens Financial Group, Inc	108,181
211		City Holding Co	10,402
777		City National Corp	68,423
623		Clifton Bancorp, Inc	8,647
194		CNB Financial Corp	3,525
534		CoBiz, Inc	6,947
830		Columbia Banking System, Inc	25,904
2,437		Comerica, Inc	100,161
1,456		Commerce Bancshares, Inc	66,335
628	e	Community Bank System, Inc	23,343
222		Community Trust Bancorp, Inc	7,883
130	*	CommunityOne Bancorp	1,413
422		ConnectOne Bancorp, Inc	8,145
246	*	CU Bancorp	5,525
907		Cullen/Frost Bankers, Inc	57,667
384	*	Customers Bancorp, Inc	9,869
1,534		CVB Financial Corp	25,618
451		Dime Community Bancshares	7,622
430	*	Eagle Bancorp, Inc	19,565
2,157		East West Bancorp, Inc	82,872
100		Enterprise Bancorp, Inc	2,097
265		Enterprise Financial Services Corp	6,670
767	*	Essent Group Ltd	19,060
1,397		EverBank Financial Corp	26,962
102	*	Farmers Capital Bank Corp	2,535
407	*	FCB Financial Holdings, Inc	13,276
115		Federal Agricultural Mortgage Corp (Class C)	2,982
222		Fidelity Southern Corp	4,693
11,649		Fifth Third Bancorp	220,283
202		Financial Institutions, Inc	5,006

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

264		First Bancorp (NC)	$4,488
1,662	*	First Bancorp (Puerto Rico)	5,917
162		First Bancorp, Inc	3,094
324		First Busey Corp	6,438
408		First Business Financial Services, Inc	9,596
154		First Citizens Bancshares, Inc (Class A)	34,804
1,229		First Commonwealth Financial Corp	11,172
242		First Community Bancshares, Inc	4,332
240		First Connecticut Bancorp	3,869
120		First Defiance Financial Corp	4,387
747		First Financial Bancorp	14,253
1,215		First Financial Bankshares, Inc	38,613
188		First Financial Corp	6,082
3,378		First Horizon National Corp	47,900
284		First Interstate Bancsystem, Inc	7,907
557		First Merchants Corp	14,605
1,128		First Midwest Bancorp, Inc	19,785
221	*	First NBC Bank Holding Co	7,744
5,097		First Niagara Financial Group, Inc	52,040
162		First of Long Island Corp	4,379
2,002		First Republic Bank	125,666
2,387		FirstMerit Corp	42,178
298	*	Flagstar Bancorp, Inc	6,127
358		Flushing Financial Corp	7,167
2,437		FNB Corp	31,559
185		Fox Chase Bancorp, Inc	3,212
76	*	Franklin Financial Network, Inc	1,699
2,541		Fulton Financial Corp	30,746
177		German American Bancorp, Inc	5,181
1,082		Glacier Bancorp, Inc	28,554
135		Great Southern Bancorp, Inc	5,845
592		Great Western Bancorp, Inc	15,019
155	*	Green Bancorp, Inc	1,776
185		Guaranty Bancorp	3,047
222	*,e	Hampton Roads Bankshares, Inc	422
1,231		Hancock Holding Co	33,299
554		Hanmi Financial Corp	13,961
259		Heartland Financial USA, Inc	9,399
279		Heritage Commerce Corp	3,164
434		Heritage Financial Corp	8,168
260		Heritage Oaks Bancorp	2,070
1,094	*	Hilltop Holdings, Inc	21,672
817		Home Bancshares, Inc	33,088
314		HomeStreet, Inc	7,253
265	*	HomeTrust Bancshares, Inc	4,916
123		Horizon Bancorp	2,921
7,991		Hudson City Bancorp, Inc	81,268
11,643		Huntington Bancshares, Inc	123,416
463		IBERIABANK Corp	26,951
119	*	Impac Mortgage Holdings, Inc	1,946
374		Independent Bank Corp (MA)	17,241
308		Independent Bank Corp (MI)	4,546
123		Independent Bank Group, Inc	4,727
774		International Bancshares Corp	19,373
4,963		Investors Bancorp, Inc	61,243
54,602		JPMorgan Chase & Co	3,329,084
1,603		Kearny Financial Corp	18,386
12,707		Keycorp	165,318
509		Lakeland Bancorp, Inc	5,655
350		Lakeland Financial Corp	15,802
693		LegacyTexas Financial Group, Inc	21,123
80	*	LendingTree, Inc	7,442
1,980		M&T Bank Corp	241,461
318		MainSource Financial Group, Inc	6,474
1,081		MB Financial, Inc	35,284

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

226		Mercantile Bank Corp	$4,696
60		Merchants Bancshares, Inc	1,764
895		Meridian Bancorp, Inc	12,235
178		Meta Financial Group, Inc	7,435
4,883	*	MGIC Investment Corp	45,217
113		MidWestOne Financial Group, Inc	3,306
684		National Bank Holdings Corp	14,043
84	e	National Bankshares, Inc	2,613
85	*,e	National Commerce Corp	2,038
2,023		National Penn Bancshares, Inc	23,770
569	*,e	Nationstar Mortgage Holdings, Inc	7,892
636		NBT Bancorp, Inc	17,134
6,269	e	New York Community Bancorp, Inc	113,218
451		NewBridge Bancorp	3,847
644	*	NMI Holdings, Inc	4,894
669		Northfield Bancorp, Inc	10,175
1,818		Northwest Bancshares, Inc	23,634
180		OceanFirst Financial Corp	3,100
1,552	*,e	Ocwen Financial Corp	10,414
596	e	OFG Bancorp	5,203
1,471		Old National Bancorp	20,491
150		Opus Bank	5,736
670		Oritani Financial Corp	10,465
241		Pacific Continental Corp	3,208
300	*	Pacific Premier Bancorp, Inc	6,096
1,518		PacWest Bancorp	64,986
188	e	Park National Corp	16,961
651		Park Sterling Bank	4,427
225		Peapack Gladstone Financial Corp	4,763
67		Penns Woods Bancorp, Inc	2,742
164		Pennsylvania Commerce Bancorp, Inc	4,820
165	*	PennyMac Financial Services, Inc	2,640
261		Peoples Bancorp, Inc	5,426
101		Peoples Financial Services Corp	3,528
4,665		People’s United Financial, Inc	73,380
519		Pinnacle Financial Partners, Inc	25,644
7,665		PNC Financial Services Group, Inc	683,718
1,622		Popular, Inc	49,033
147		Preferred Bank	4,645
1,130		PrivateBancorp, Inc	43,313
935		Prosperity Bancshares, Inc	45,918
753		Provident Financial Services, Inc	14,683
170		QCR Holdings, Inc	3,718
2,750		Radian Group, Inc	43,752
20,164		Regions Financial Corp	181,678
583		Renasant Corp	19,152
120		Republic Bancorp, Inc (Class A)	2,946
499		S&T Bancorp, Inc	16,277
330		Sandy Spring Bancorp, Inc	8,639
332	*	Seacoast Banking Corp of Florida	4,874
319		ServisFirst Bancshares, Inc	13,248
163		Sierra Bancorp	2,601
719	*	Signature Bank	98,906
431		Simmons First National Corp (Class A)	20,658
350		South State Corp	26,904
362	e	Southside Bancshares, Inc	9,973
265		Southwest Bancorp, Inc	4,349
240	*	Square Financial, Inc	6,162
397		State Bank & Trust Co	8,210
1,738		Sterling Bancorp/DE	25,844
210		Stock Yards Bancorp, Inc	7,633
134		Stonegate Bank	4,263
192	*,e	Stonegate Mortgage Corp	1,365
155		Suffolk Bancorp	4,235
137	*	Sun Bancorp, Inc	2,629

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,423		SunTrust Banks, Inc	$283,856
747	*	SVB Financial Group	86,308
2,139		Synovus Financial Corp	63,314
790		Talmer Bancorp Inc	13,153
2,235		TCF Financial Corp	33,883
150		Territorial Bancorp, Inc	3,906
578	*	Texas Capital Bancshares, Inc	30,299
1,038		TFS Financial Corp	17,905
434	*	The Bancorp, Inc	3,307
216		Tompkins Trustco, Inc	11,526
634	e	TowneBank	11,951
330		Trico Bancshares	8,108
296	*	Tristate Capital Holdings, Inc	3,691
207	*	Triumph Bancorp, Inc	3,478
1,974		Trustco Bank Corp NY	11,528
970		Trustmark Corp	22,475
569		UMB Financial Corp	28,911
3,165		Umpqua Holdings Corp	51,590
621		Union Bankshares Corp	14,904
1,151	e	United Bankshares, Inc	43,726
765		United Community Banks, Inc	15,637
680		United Community Financial Corp	3,400
707		United Financial Bancorp, Inc (New)	9,226
282		Univest Corp of Pennsylvania	5,420
24,669		US Bancorp	1,011,676
3,310		Valley National Bancorp	32,570
387	*	Walker & Dunlop, Inc	10,093
1,359		Washington Federal, Inc	30,917
217		Washington Trust Bancorp, Inc	8,344
486		Waterstone Financial, Inc	6,551
1,184		Webster Financial Corp	42,186
68,546		Wells Fargo & Co	3,519,837
549		WesBanco, Inc	17,266
239		West Bancorporation, Inc	4,481
667	e	Westamerica Bancorporation	29,641
1,222	*	Western Alliance Bancorp	37,528
1,094		Wilshire Bancorp, Inc	11,498
624		Wintrust Financial Corp	33,340
360		WSFS Financial Corp	10,372
362		Yadkin Financial Corp	7,779
2,937		Zions Bancorporation	80,885

		TOTAL BANKS	19,255,536

CAPITAL GOODS - 7.2%
9,333		3M Co	1,323,139
1,112		A.O. Smith Corp	72,491
587		Aaon, Inc	11,376
511		AAR Corp	9,694
654	*	Accuride Corp	1,812
865		Actuant Corp (Class A)	15,907
624		Acuity Brands, Inc	109,562
487	e	Advanced Drainage Systems, Inc	14,089
2,168	*	Aecom Technology Corp	59,642
522	*	Aegion Corp	8,603
908	*,e	Aerojet Rocketdyne Holdings, Inc	14,691
288	*	Aerovironment, Inc	5,771
1,090		AGCO Corp	50,827
1,500		Air Lease Corp	46,380
892		Aircastle Ltd	18,384
140		Alamo Group, Inc	6,545
401		Albany International Corp (Class A)	11,473
1,443		Allegion plc	83,203
87		Allied Motion Technologies, Inc	1,546
2,586		Allison Transmission Holdings, Inc	69,020

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

326		Altra Holdings, Inc	$7,537
224	*	Ameresco, Inc	1,317
127	e	American Railcar Industries, Inc	4,592
105		American Science & Engineering, Inc	3,734
184	*	American Woodmark Corp	11,936
3,473		Ametek, Inc	181,707
418		Apogee Enterprises, Inc	18,664
560		Applied Industrial Technologies, Inc	21,364
250		Argan, Inc	8,670
566	*	Armstrong World Industries, Inc	27,021
1,404	*	ArvinMeritor, Inc	14,925
261		Astec Industries, Inc	8,746
301	*	Astronics Corp	12,169
343		AZZ, Inc	16,701
768	*	Babcock & Wilcox Enterprises, Inc	12,902
880		Barnes Group, Inc	31,724
1,469		BE Aerospace, Inc	64,489
752	*	Beacon Roofing Supply, Inc	24,432
739	*	Blount International, Inc	4,116
10,175		Boeing Co	1,332,416
600		Briggs & Stratton Corp	11,586
673	*	Builders FirstSource, Inc	8,534
1,536		BWX Technologies, Inc	40,489
232	*	CAI International, Inc	2,339
902		Carlisle Cos, Inc	78,817
8,831		Caterpillar, Inc	577,194
435	*	Chart Industries, Inc	8,356
1,410	e	Chicago Bridge & Iron Co NV	55,921
248		CIRCOR International, Inc	9,950
719		Clarcor, Inc	34,282
1,585	*,e	Colfax Corp	47,407
262		Columbus McKinnon Corp	4,758
536		Comfort Systems USA, Inc	14,611
414	*	Commercial Vehicle Group, Inc	1,668
453	*	Continental Building Products Inc	9,305
785		Crane Co	36,589
262		Cubic Corp	10,988
2,663		Cummins, Inc	289,149
772		Curtiss-Wright Corp	48,188
8,774		Danaher Corp	747,633
4,895		Deere & Co	362,230
1,031	*	DigitalGlobe, Inc	19,610
1,968		Donaldson Co, Inc	55,261
296		Douglas Dynamics, Inc	5,879
2,309		Dover Corp	132,029
139	*	Ducommun, Inc	2,790
174	*	DXP Enterprises, Inc	4,747
489	*,e	Dycom Industries, Inc	35,384
6,849		Eaton Corp	351,354
900		EMCOR Group, Inc	39,825
9,791		Emerson Electric Co	432,468
295		Encore Wire Corp	9,638
629		EnerSys	33,702
236		Engility Holdings, Inc	6,084
558	*,e	Enphase Energy, Inc	2,065
330		EnPro Industries, Inc	12,926
371		ESCO Technologies, Inc	13,319
456	*	Esterline Technologies Corp	32,782
4,312	e	Fastenal Co	157,862
743		Federal Signal Corp	10,187
1,937		Flowserve Corp	79,688
2,196		Fluor Corp	93,001
2,295		Fortune Brands Home & Security, Inc	108,944
640		Franklin Electric Co, Inc	17,427
165		Freightcar America, Inc	2,831

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,190	*,e	FuelCell Energy, Inc	$3,814
505	*	Furmanite Corp	3,070
618		GATX Corp	27,285
994	*,e	Generac Holdings, Inc	29,909
705		General Cable Corp	8,389
4,269		General Dynamics Corp	588,909
148,249		General Electric Co	3,738,840
472	*	Gibraltar Industries, Inc	8,661
278		Global Brass & Copper Holdings, Inc	5,702
253		Gorman-Rupp Co	6,064
825		Graco, Inc	55,300
128		Graham Corp	2,259
466		Granite Construction, Inc	13,826
890	*	Great Lakes Dredge & Dock Corp	4,486
454	e	Greenbrier Cos, Inc	14,578
686		Griffon Corp	10,818
450		H&E Equipment Services, Inc	7,524
1,086		Harsco Corp	9,850
271	*,e	HC2 Holdings, Inc	1,900
2,395	*	HD Supply Holdings, Inc	68,545
279		HEICO Corp	13,638
574		HEICO Corp (Class A)	26,065
1,458		Hexcel Corp	65,406
856		Hillenbrand, Inc	22,265
11,422		Honeywell International, Inc	1,081,549
833		Hubbell, Inc (Class B)	70,763
699		Huntington Ingalls	74,898
78		Hurco Cos, Inc	2,047
138		Hyster-Yale Materials Handling, Inc	7,981
1,119		IDEX Corp	79,785
4,395		Illinois Tool Works, Inc	361,752
3,806		Ingersoll-Rand plc	193,231
267		Insteel Industries, Inc	4,293
1,286		ITT Corp	42,991
1,819	*	Jacobs Engineering Group, Inc	68,085
372		John Bean Technologies Corp	14,229
1,398	e	Joy Global, Inc	20,872
148		Kadant, Inc	5,773
380		Kaman Corp	13,623
2,113		KBR, Inc	35,203
1,135		Kennametal, Inc	28,250
488	*,e	KEYW Holding Corp	3,001
734	*	KLX, Inc	26,233
600	*	Kratos Defense & Security Solutions, Inc	2,532
1,186		L-3 Communications Holdings, Inc	123,961
87	*	Lawson Products, Inc	1,884
151		LB Foster Co (Class A)	1,854
581		Lennox International, Inc	65,845
1,089		Lincoln Electric Holdings, Inc	57,096
169	e	Lindsay Manufacturing Co	11,456
4,008		Lockheed Martin Corp	830,898
289		LSI Industries, Inc	2,439
242	*	Lydall, Inc	6,895
1,952		Manitowoc Co, Inc	29,280
5,104		Masco Corp	128,519
513	*	Masonite International Corp	31,078
961	*	Mastec, Inc	15,213
820	*	Middleby Corp	86,256
168		Miller Industries, Inc	3,283
555	*	Moog, Inc (Class A)	30,009
1,441	*	MRC Global, Inc	16,067
703		MSC Industrial Direct Co (Class A)	42,904
803		Mueller Industries, Inc	23,753
2,137		Mueller Water Products, Inc (Class A)	16,369
301	*	MYR Group, Inc	7,886

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

58		National Presto Industries, Inc	$4,887
755	*,e	Navistar International Corp	9,604
446	*	NCI Building Systems, Inc	4,714
157	*,e	Neff Corp	878
600		NN, Inc	11,100
877		Nordson Corp	55,198
140	*	Nortek, Inc	8,863
2,842		Northrop Grumman Corp	471,630
128	*	Northwest Pipe Co	1,672
1,544	*,e	NOW, Inc	22,851
71	*,e	NV5 Holdings, Inc	1,318
44		Omega Flex, Inc	1,470
924		Orbital ATK, Inc	66,408
434	*	Orion Marine Group, Inc	2,595
1,154		Oshkosh Truck Corp	41,925
1,694		Owens Corning, Inc	70,996
5,239		Paccar, Inc	273,319
1,995		Parker Hannifin Corp	194,113
181	*	Patrick Industries, Inc	7,148
2,586		Pentair plc	131,989
702	*	Perini Corp	11,555
692	*	Pgt, Inc	8,498
2,919	*,e	Plug Power, Inc	5,342
412	*	Ply Gem Holdings, Inc	4,820
125		Powell Industries, Inc	3,762
69	*,e	Power Solutions International, Inc	1,567
415	*	PowerSecure International, Inc	4,781
2,028		Precision Castparts Corp	465,852
28		Preformed Line Products Co	1,040
560	e	Primoris Services Corp	10,030
423	*,e	Proto Labs, Inc	28,341
492		Quanex Building Products Corp	8,940
2,937	*	Quanta Services, Inc	71,105
551	e	Raven Industries, Inc	9,339
4,476		Raytheon Co	489,048
437		RBC Bearings, Inc	26,102
605		Regal-Beloit Corp	34,152
1,689	*	Rexnord Corp	28,679
1,936		Rockwell Automation, Inc	196,446
1,998		Rockwell Collins, Inc	163,516
1,494		Roper Industries, Inc	234,110
626	*	Rush Enterprises, Inc (Class A)	15,149
554		Simpson Manufacturing Co, Inc	18,553
882		Snap-On, Inc	133,129
852	*,e	SolarCity Corp	36,389
136	*	Sparton Corp	2,910
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	98,565
588		SPX Corp	7,009
588	*	SPX FLOW, Inc	20,245
183		Standex International Corp	13,789
2,266		Stanley Works	219,757
290	*	Stock Building Supply Holdings, Inc	5,107
279		Sun Hydraulics Corp	7,664
480		TAL International Group, Inc	6,562
773	*,e	Taser International, Inc	17,025
508	*	Teledyne Technologies, Inc	45,872
247		Tennant Co	13,876
1,508		Terex Corp	27,054
401	e	Textainer Group Holdings Ltd	6,612
4,107		Textron, Inc	154,587
267	*,e	The ExOne Company	1,792
460	*	Thermon Group Holdings	9,453
1,085		Timken Co	29,827
591	e	Titan International, Inc	3,906
282	*,e	Titan Machinery, Inc	3,237

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

912		Toro Co	$64,332
798		TransDigm Group, Inc	169,503
467	*	Trex Co, Inc	15,565
649	*	Trimas Corp	10,611
2,205		Trinity Industries, Inc	49,987
710		Triumph Group, Inc	29,877
100		Twin Disc, Inc	1,241
1,396	*	United Rentals, Inc	83,830
13,085		United Technologies Corp	1,164,434
584	*	Univar, Inc	10,600
289		Universal Forest Products, Inc	16,670
1,341	*	USG Corp	35,697
340		Valmont Industries, Inc	32,263
156	*	Vectrus, Inc	3,438
112	*	Veritiv Corp	4,171
200	*	Vicor Corp	2,040
987	e	W.W. Grainger, Inc	212,215
976	*	Wabash National Corp	10,336
811	*	WABCO Holdings, Inc	85,017
376		Watsco, Inc	44,548
382		Watts Water Technologies, Inc (Class A)	20,177
635	*,e	WESCO International, Inc	29,508
1,471		Westinghouse Air Brake Technologies Corp	129,522
1,066		Woodward Governor Co	43,386
147	*	Xerium Technologies, Inc	1,908
2,609		Xylem, Inc	85,706

		TOTAL CAPITAL GOODS	22,654,607

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
807		ABM Industries, Inc	22,039
731		Acacia Research (Acacia Technologies)	6,637
1,951	*	ACCO Brands Corp	13,794
287		Administaff, Inc	12,608
2,463	e	ADT Corp	73,644
661	*	Advisory Board Co	30,102
314		American Ecology Corp	13,706
601	*	ARC Document Solutions, Inc	3,576
97		Barrett Business Services, Inc	4,164
688		Brady Corp (Class A)	13,526
650		Brink’s Co	17,556
524	*	Casella Waste Systems, Inc (Class A)	3,039
557	*	CBIZ, Inc	5,470
189		CDI Corp	1,616
480		CEB, Inc	32,803
282		Ceco Environmental Corp	2,310
1,373		Cintas Corp	117,735
842	*	Clean Harbors, Inc	37,023
1,823	*	Copart, Inc	59,977
1,616		Covanta Holding Corp	28,199
128	*	CRA International, Inc	2,762
719		Deluxe Corp	40,077
550		Dun & Bradstreet Corp	57,750
351		Ennis, Inc	6,093
1,712		Equifax, Inc	166,372
528		Essendant, Inc	17,123
456		Exponent, Inc	20,319
148	*	Franklin Covey Co	2,377
598	*	FTI Consulting, Inc	24,823
286		G & K Services, Inc (Class A)	19,053
191	*	GP Strategies Corp	4,359
1,030		Healthcare Services Group	34,711
200		Heidrick & Struggles International, Inc	3,890
347	*	Heritage-Crystal Clean, Inc	3,564
842		Herman Miller, Inc	24,283

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

315	*	Hill International, Inc	$1,033
641		HNI Corp	27,499
306	*	Huron Consulting Group, Inc	19,134
261	*	ICF International, Inc	7,932
2,113	*	ICO Global Communications Holdings Ltd	1,521
1,005	*	IHS, Inc (Class A)	116,580
491	*	Innerworkings, Inc	3,069
1,218		Interface, Inc	27,332
2,133		KAR Auction Services, Inc	75,721
439		Kelly Services, Inc (Class A)	6,207
366		Kforce, Inc	9,618
460		Kimball International, Inc (Class B)	4,352
669		Knoll, Inc	14,705
867		Korn/Ferry International	28,672
1,126		Manpower, Inc	92,208
550		Matthews International Corp (Class A)	26,933
379		McGrath RentCorp	10,116
220	*	Mistras Group, Inc	2,827
656		Mobile Mini, Inc	20,198
420		MSA Safety, Inc	16,787
167		Multi-Color Corp	12,774
700	*	Navigant Consulting, Inc	11,137
5,425		Nielsen NV	241,250
113		NL Industries, Inc	338
725	*	On Assignment, Inc	26,753
2,896		Pitney Bowes, Inc	57,486
313		Quad	3,787
3,055		R.R. Donnelley & Sons Co	44,481
3,678		Republic Services, Inc	151,534
514		Resources Connection, Inc	7,746
2,048		Robert Half International, Inc	104,776
1,379		Rollins, Inc	37,054
778	*	RPX Corp	10,674
241	*	SP Plus Corp	5,579
1,106		Steelcase, Inc (Class A)	20,361
1,260	*	Stericycle, Inc	175,531
294	*	Team, Inc	9,443
864		Tetra Tech, Inc	21,004
1,030		Towers Watson & Co	120,901
468	*	TransUnion	11,756
235	*	TRC Cos, Inc	2,780
590	*	TriNet Group, Inc	9,912
550	*	TrueBlue, Inc	12,359
6,134		Tyco International plc	205,244
213		Unifirst Corp	22,751
2,442	*	Verisk Analytics, Inc	180,488
291		Viad Corp	8,436
145	*	Volt Information Sciences, Inc	1,320
48		VSE Corp	1,923
563	*	WageWorks, Inc	25,380
1,932		Waste Connections, Inc	93,857
6,736		Waste Management, Inc	335,520
866		West Corp	19,398

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,433,257

CONSUMER DURABLES & APPAREL - 1.7%
171	e	Arctic Cat, Inc	3,793
372		Bassett Furniture Industries, Inc	10,360
565	*	Beazer Homes USA, Inc	7,531
271	*	Black Diamond, Inc	1,702
1,325		Brunswick Corp	63,454
1,140		Callaway Golf Co	9,519
770		Carter’s, Inc	69,793
119	*	Cavco Industries, Inc	8,103

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

221	*	Century Communities, Inc	$4,387
244	*	Cherokee, Inc	3,787
4,055		Coach, Inc	117,311
492		Columbia Sportswear Co	28,925
1,231	*	CROCS, Inc	15,911
125		CSS Industries, Inc	3,292
110		Culp, Inc	3,528
498	*	Deckers Outdoor Corp	28,914
4,717		DR Horton, Inc	138,491
536	e	Ethan Allen Interiors, Inc	14,156
81		Flexsteel Industries, Inc	2,531
607	*,e	Fossil Group, Inc	33,919
1,834	*	Garmin Ltd	65,804
575	*	G-III Apparel Group Ltd	35,454
1,285	*,e	GoPro, Inc	40,118
191	*	Green Brick Partners, Inc	2,068
5,988		Hanesbrands, Inc	173,293
1,035		Harman International Industries, Inc	99,350
1,601		Hasbro, Inc	115,496
411	*	Helen of Troy Ltd	36,702
156		Hooker Furniture Corp	3,672
2,631	*,e	Hovnanian Enterprises, Inc (Class A)	4,657
753	*	Iconix Brand Group, Inc	10,181
287	*	Installed Building Products Inc	7,255
429	*,e	iRobot Corp	12,501
257	*,e	Jakks Pacific, Inc	2,190
3,189	*	Jarden Corp	155,878
70		Johnson Outdoors, Inc	1,477
1,827	*	Kate Spade & Co	34,914
1,672	e	KB Home	22,656
702		La-Z-Boy, Inc	18,645
1,983		Leggett & Platt, Inc	81,799
143		Lennar Corp (B Shares)	5,663
2,523		Lennar Corp (Class A)	121,432
192	*,e	LGI Homes, Inc	5,220
365		Libbey, Inc	11,903
112		Lifetime Brands, Inc	1,566
1,680	*,e	Lululemon Athletica, Inc	85,092
385	*	M/I Homes, Inc	9,078
200	*	Malibu Boats Inc	2,796
156		Marine Products Corp	1,083
4,985	e	Mattel, Inc	104,984
558	e	MDC Holdings, Inc	14,608
567	*	Meritage Homes Corp	20,707
2,855	*	Michael Kors Holdings Ltd	120,595
900	*	Mohawk Industries, Inc	163,611
227		Movado Group, Inc	5,863
66		Nacco Industries, Inc (Class A)	3,138
727	*	Nautilus, Inc	10,905
112	*,e	New Home Co Inc	1,450
3,869		Newell Rubbermaid, Inc	153,638
9,979		Nike, Inc (Class B)	1,227,118
59	*	NVR, Inc	89,988
292		Oxford Industries, Inc	21,573
365	*	Performance Sports Group Ltd	4,898
161	*	Perry Ellis International, Inc	3,535
1,190		Phillips-Van Heusen Corp	121,309
977		Polaris Industries, Inc	117,113
626		Pool Corp	45,260
5,283		Pulte Homes, Inc	99,690
892		Ralph Lauren Corp	105,399
705		Ryland Group, Inc	28,785
386	*,e	Sequential Brands Group, Inc	5,585
589	*	Skechers U.S.A., Inc (Class A)	78,973
334	*	Skullcandy, Inc	1,847

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,177	*	Smith & Wesson Holding Corp	$19,856
2,096	*	Standard-Pacific Corp	16,768
798	*	Steven Madden Ltd	29,223
272	e	Sturm Ruger & Co, Inc	15,964
100		Superior Uniform Group, Inc	1,793
680	*	Taylor Morrison Home Corp	12,689
899	*	Tempur-Pedic International, Inc	64,216
2,547	*	Toll Brothers, Inc	87,209
567	*	TopBuild Corp	17,560
2,322	*	TRI Pointe Homes, Inc	30,395
1,042	*	Tumi Holdings, Inc	18,360
719		Tupperware Corp	35,583
2,570	*	Under Armour, Inc (Class A)	248,725
226	*	Unifi, Inc	6,737
213	*	Universal Electronics, Inc	8,952
246	*,e	Vera Bradley, Inc	3,102
4,970		VF Corp	339,004
234	*	Vince Holding Corp	803
917	*	Vista Outdoor, Inc	40,742
226	*	WCI Communities, Inc	5,114
99		Weyco Group, Inc	2,677
1,145		Whirlpool Corp	168,613
428	*	William Lyon Homes, Inc	8,817
1,589		Wolverine World Wide, Inc	34,386
423	*	Zagg, Inc	2,872

		TOTAL CONSUMER DURABLES & APPAREL	5,508,082

CONSUMER SERVICES - 2.3%
342	*,e	2U, Inc	12,278
224	*	American Public Education, Inc	5,253
1,363	*	Apollo Group, Inc (Class A)	15,075
2,776		ARAMARK Holdings Corp	82,281
193	*	Ascent Media Corp (Series A)	5,284
1,433	*	Belmond Ltd.	14,488
298	*	BJ’s Restaurants, Inc	12,823
1,790		Bloomin’ Brands, Inc	32,542
331		Bob Evans Farms, Inc	14,349
120	*,e	Bojangles’, Inc	2,028
1,534	*	Boyd Gaming Corp	25,004
246	*	Bravo Brio Restaurant Group, Inc	2,772
192	*	Bridgepoint Education, Inc	1,463
538	*	Bright Horizons Family Solutions	34,561
928		Brinker International, Inc	48,878
271	*	Buffalo Wild Wings, Inc	52,420
674	*	Caesars Acquisition Co	4,785
785	*,e	Caesars Entertainment Corp	4,624
164		Capella Education Co	8,121
1,960	*	Career Education Corp	7,370
6,236		Carnival Corp	309,929
234		Carriage Services, Inc	5,052
507	*	Carrols Restaurant Group, Inc	6,033
701		Cheesecake Factory	37,826
1,106	*,e	Chegg, Inc	7,974
459	*	Chipotle Mexican Grill, Inc (Class A)	330,595
591		Choice Hotels International, Inc	28,161
194		Churchill Downs, Inc	25,959
215	*	Chuy’s Holdings, Inc	6,106
628		ClubCorp Holdings, Inc	13,477
92		Collectors Universe	1,387
295	e	Cracker Barrel Old Country Store, Inc	43,448
1,845		Darden Restaurants, Inc	126,456
327	*	Dave & Buster’s Entertainment, Inc	12,370
331	*	Del Frisco’s Restaurant Group, Inc	4,598
1,168	*	Denny’s Corp	12,883

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

918	e	DeVry, Inc	$24,979
602	*,e	Diamond Resorts International, Inc	14,081
243		DineEquity, Inc	22,273
794		Domino’s Pizza, Inc	85,681
1,398		Dunkin Brands Group, Inc	68,502
196	*,e	El Pollo Loco Holdings, Inc	2,113
807	*	Eldorado Resorts, Inc	7,279
195	*,e	Empire Resorts, Inc	821
868		Extended Stay America, Inc	14,565
366	*	Fiesta Restaurant Group, Inc	16,605
48		Graham Holdings Co	27,696
675	*	Grand Canyon Education, Inc	25,643
4,183		H&R Block, Inc	151,425
163	*,e	Habit Restaurants, Inc	3,490
7,669		Hilton Worldwide Holdings, Inc	175,927
1,975	*	Houghton Mifflin Harcourt Co	40,112
490	*	Hyatt Hotels Corp	23,079
1,368	e	International Game Technology plc	20,971
373		International Speedway Corp (Class A)	11,832
474		Interval Leisure Group, Inc	8,703
251	*	Intrawest Resorts Holdings Inc	2,174
353	*	Isle of Capri Casinos, Inc	6,156
211	*	J Alexander’s Holdings, Inc	2,104
571		Jack in the Box, Inc	43,990
192	*,e	Jamba, Inc	2,736
461	*	K12, Inc	5,735
117	*,e	Kona Grill, Inc	1,843
940	*	Krispy Kreme Doughnuts, Inc	13,752
1,351	*	La Quinta Holdings, Inc	21,319
5,271		Las Vegas Sands Corp	200,140
83		Liberty Tax, Inc	1,933
1,352	*,e	LifeLock, Inc	11,843
271		Marcus Corp	5,241
3,016		Marriott International, Inc (Class A)	205,691
481		Marriott Vacations Worldwide Corp	32,775
14,055		McDonald’s Corp	1,384,839
6,405	*	MGM Resorts International	118,172
139	*	Monarch Casino & Resort, Inc	2,498
706	*	Morgans Hotel Group Co	2,344
279	*,e	Noodles & Co	3,951
1,892	*	Norwegian Cruise Line Holdings Ltd	108,412
364	*	Panera Bread Co (Class A)	70,401
450		Papa John’s International, Inc	30,816
1,142	*	Penn National Gaming, Inc	19,163
1,029	*	Pinnacle Entertainment, Inc	34,821
334	*	Popeyes Louisiana Kitchen, Inc	18,824
320	*,e	Potbelly Corp	3,523
204	*	Red Robin Gourmet Burgers, Inc	15,451
674	*	Regis Corp	8,829
2,504		Royal Caribbean Cruises Ltd	223,081
779	*	Ruby Tuesday, Inc	4,838
473		Ruth’s Chris Steak House, Inc	7,682
719	*,e	Scientific Games Corp (Class A)	7,514
956	e	SeaWorld Entertainment, Inc	17,026
2,996		Service Corp International	81,192
1,478	*	ServiceMaster Global Holdings, Inc	49,587
85	*,e	Shake Shack, Inc	4,029
1,042		Six Flags Entertainment Corp	47,703
729		Sonic Corp	16,731
897	e	Sotheby’s (Class A)	28,686
164		Speedway Motorsports, Inc	2,960
22,065		Starbucks Corp	1,254,175
2,457		Starwood Hotels & Resorts Worldwide, Inc	163,341
17	*	Steak N Shake Co	6,218
185	*	Steiner Leisure Ltd	11,688

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

149	*	Strayer Education, Inc	$8,191
997		Texas Roadhouse, Inc (Class A)	37,088
228		Universal Technical Institute, Inc	800
514		Vail Resorts, Inc	53,806
3,688		Wendy’s	31,901
1,708		Wyndham Worldwide Corp	122,805
1,204		Wynn Resorts Ltd	63,956
6,318		Yum! Brands, Inc	505,124
274	*,e	Zoe’s Kitchen, Inc	10,820

		TOTAL CONSUMER SERVICES	7,244,848

DIVERSIFIED FINANCIALS - 3.8%
829	*	Affiliated Managers Group, Inc	141,751
6,932	*	Ally Financial, Inc	141,274
12,734		American Express Co	943,971
2,666		Ameriprise Financial, Inc	290,941
359	e	Arlington Asset Investment Corp (Class A)	5,044
514		Artisan Partners Asset Management, Inc	18,108
10	*	Ashford, Inc	634
16,413		Bank of New York Mellon Corp	642,569
2,631		BGC Partners, Inc (Class A)	21,627
1,837		BlackRock, Inc	546,452
267		Calamos Asset Management, Inc (Class A)	2,531
7,996		Capital One Financial Corp	579,870
400		Cash America International, Inc	11,188
1,274		CBOE Holdings, Inc	85,460
16,784		Charles Schwab Corp	479,351
4,730		CME Group, Inc	438,660
291		Cohen & Steers, Inc	7,988
1,548	*,e	Cowen Group, Inc	7,059
151	*,e	Credit Acceptance Corp	29,727
42		Diamond Hill Investment Group, Inc	7,814
6,514		Discover Financial Services	338,663
4,248	*	E*TRADE Financial Corp	111,850
1,765		Eaton Vance Corp	58,986
375	*,e	Encore Capital Group, Inc	13,875
366	*	Enova International, Inc	3,741
499		Evercore Partners, Inc (Class A)	25,070
690	*	Ezcorp, Inc (Class A)	4,257
1,349		Federated Investors, Inc (Class B)	38,986
99	e	Fifth Street Asset Management, Inc	740
745	e	Financial Engines, Inc	21,955
403	*	First Cash Financial Services, Inc	16,144
1,222	*	FNFV Group	14,322
5,754		Franklin Resources, Inc	214,394
464		Gain Capital Holdings, Inc	3,378
86		GAMCO Investors, Inc (Class A)	4,721
6,336		Goldman Sachs Group, Inc	1,100,943
662	*	Green Dot Corp	11,651
424		Greenhill & Co, Inc	12,071
655		HFF, Inc (Class A)	22,113
824		Interactive Brokers Group, Inc (Class A)	32,523
1,639		IntercontinentalExchange Group, Inc	385,149
215	*	INTL FCStone, Inc	5,308
6,194		Invesco Ltd	193,439
524		Investment Technology Group, Inc	6,990
9,500		iShares Russell 3000 Index Fund	1,081,955
2,141	e	Janus Capital Group, Inc	29,118
158	*,e	JG Wentworth Co	779
767	*	KCG Holdings, Inc	8,414
1,533	*,e	Ladenburg Thalmann Financial Services, Inc	3,235
1,815		Lazard Ltd (Class A)	78,589
1,408		Legg Mason, Inc	58,587
963	*,e	LendingClub Corp	12,740

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,119		Leucadia National Corp	$103,711
1,173	e	LPL Financial Holdings, Inc	46,650
536		MarketAxess Holdings, Inc	49,784
102		Marlin Business Services Corp	1,570
4,016		McGraw-Hill Financial, Inc	347,384
249		Moelis & Co	6,539
2,643		Moody’s Corp	259,543
22,417		Morgan Stanley	706,135
1,620		MSCI, Inc (Class A)	96,325
1,717		NASDAQ OMX Group, Inc	91,568
5,649		Navient Corp	63,495
339		Nelnet, Inc (Class A)	11,733
341	*	NewStar Financial, Inc	2,796
3,357		Northern Trust Corp	228,813
2,792		NorthStar Asset Management Group, Inc	40,093
349		OM Asset Management plc	5,382
158	*,e	On Deck Capital, Inc	1,564
147		Oppenheimer Holdings, Inc	2,941
717	*	PHH Corp	10,124
324	*	Pico Holdings, Inc	3,136
236	*	Piper Jaffray Cos	8,536
754	*,e	PRA Group, Inc	39,902
189		Pzena Investment Management, Inc (Class A)	1,682
1,837		Raymond James Financial, Inc	91,170
143	*	Regional Management Corp	2,216
238		Resource America, Inc (Class A)	1,583
296	*	Safeguard Scientifics, Inc	4,600
1,279		Santander Consumer USA Holdings, Inc	26,117
2,006		SEI Investments Co	96,749
6,344		SLM Corp	46,946
740	*	Springleaf Holdings, Inc	32,353
6,036		State Street Corp	405,680
977	*	Stifel Financial Corp	41,132
1,815	*,e	Synchrony Financial	56,809
3,817		T Rowe Price Group, Inc	265,281
3,844		TD Ameritrade Holding Corp	122,393
433	e	Tiptree Financial, Inc	2,771
317		Virtu Financial, Inc	7,266
95		Virtus Investment Partners, Inc	9,548
3,297		Voya Financial, Inc	127,825
1,207		Waddell & Reed Financial, Inc (Class A)	41,967
743	*,e	Walter Investment Management Corp	12,074
113		Westwood Holdings Group, Inc	6,142
1,867	e	WisdomTree Investments, Inc	30,115
124	*,e	World Acceptance Corp	3,328

		TOTAL DIVERSIFIED FINANCIALS	11,880,176

ENERGY - 6.3%
1,395	*	Abraxas Petroleum Corp	1,786
30		Adams Resources & Energy, Inc	1,230
730		Alon USA Energy, Inc	13,191
7,439		Anadarko Petroleum Corp	449,241
1,004	*,e	Antero Resources Corp	21,245
5,439		Apache Corp	212,991
833	*,e	Approach Resources, Inc	1,558
242		Ardmore Shipping Corp	2,923
929	e	Atwood Oceanics, Inc	13,758
6,250		Baker Hughes, Inc	325,250
1,513	*,e	Basic Energy Services, Inc	4,993
901	*,e	Bill Barrett Corp	2,973
1,097	*,e	Bonanza Creek Energy, Inc	4,465
499		Bristow Group, Inc	13,054
1,330	*,e	C&J Energy Services Ltd	4,682
6,133		Cabot Oil & Gas Corp	134,067

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,505		California Resources Corp	$14,313
966	*	Callon Petroleum Co	7,042
2,751	*	Cameron International Corp	168,691
335	e	CARBO Ceramics, Inc	6,362
743	*	Carrizo Oil & Gas, Inc	22,691
3,450	*	Cheniere Energy, Inc	166,635
8,636	e	Chesapeake Energy Corp	63,302
27,668		Chevron Corp	2,182,452
1,360		Cimarex Energy Co	139,373
90	*,e	Clayton Williams Energy, Inc	3,493
2,148	*,e	Clean Energy Fuels Corp	9,666
817	*,e	Cloud Peak Energy, Inc	2,149
5,265	*	Cobalt International Energy, Inc	37,276
4,449		Columbia Pipeline Group, Inc	81,372
1,748	*	Concho Resources, Inc	171,828
18,141		ConocoPhillips	870,042
3,293	e	Consol Energy, Inc	32,271
368	*	Contango Oil & Gas Co	2,797
1,246	*	Continental Resources, Inc	36,097
212		CVR Energy, Inc	8,703
967		Delek US Holdings, Inc	26,786
5,212	e	Denbury Resources, Inc	12,717
6,036	*	Devon Energy Corp	223,875
1,169		DHT Holdings, Inc	8,674
904	e	Diamond Offshore Drilling, Inc	15,639
908	*	Diamondback Energy, Inc	58,657
532	*	Dorian LPG Ltd	5,485
548	*	Dril-Quip, Inc	31,905
713	*,e	Eclipse Resources Corp	1,390
1,009		Energen Corp	50,309
612	*,e	Energy Fuels, Inc	1,781
3,370		Ensco plc	47,450
8,071		EOG Resources, Inc	587,569
521	*,e	EP Energy Corp	2,683
2,146		EQT Corp	138,996
272	*	Era Group, Inc	4,072
1,867	*,e	Erin Energy Corp	7,319
468		Evolution Petroleum Corp	2,597
999		Exterran Holdings, Inc	17,982
61,517	d	Exxon Mobil Corp	4,573,789
1,740	*,e	Fairmount Santrol Holdings, Inc	4,698
3,313	*	FMC Technologies, Inc	102,703
847	*	Forum Energy Technologies, Inc	10,342
467	e	Frank’s International NV	7,159
1,979	*,e	Frontline Ltd	5,324
690	e	GasLog Ltd	6,638
1,444	*,e	Gastar Exploration, Inc	1,661
310	*,e	Geospace Technologies Corp	4,281
1,362	e	Golar LNG Ltd	37,973
569		Green Plains Renewable Energy, Inc	11,073
359	e	Gulfmark Offshore, Inc	2,193
1,429	*	Gulfport Energy Corp	42,413
5,395	*,e	Halcon Resources Corp	2,859
153	e	Hallador Petroleum Co	1,063
12,520		Halliburton Co	442,582
1,588	*	Helix Energy Solutions Group, Inc	7,607
1,353	e	Helmerich & Payne, Inc	63,943
3,627		Hess Corp	181,568
2,837		HollyFrontier Corp	138,559
615	*,e	Hornbeck Offshore Services, Inc	8,321
1,960	*	ION Geophysical Corp	764
13	*	Isramco, Inc	1,291
402	*,e	Jones Energy, Inc (Class A)	1,926
26,272		Kinder Morgan, Inc	727,209
2,251	*	Kosmos Energy LLC	12,561

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,320	*,e	Laredo Petroleum Holdings, Inc	$21,878
9,699		Marathon Oil Corp	149,365
7,896		Marathon Petroleum Corp	365,822
1,143	*	Matador Resources Co	23,706
383	*	Matrix Service Co	8,606
4,745	*,e	McDermott International, Inc	20,403
1,191	*	Memorial Resource Development Corp	20,938
2,559		Murphy Oil Corp	61,928
5,154		Nabors Industries Ltd	48,705
5,580		National Oilwell Varco, Inc	210,087
180	*	Natural Gas Services Group, Inc	3,474
764	e	Navios Maritime Acq Corp	2,689
2,360	*	Newfield Exploration Co	77,644
1,448	*	Newpark Resources, Inc	7,414
3,347	e	Noble Corp plc	36,516
6,298		Noble Energy, Inc	190,074
430		Nordic American Offshore Ltd	2,580
1,193		Nordic American Tanker Shipping	18,134
1,478	e	North Atlantic Drilling Ltd	1,138
911	*,e	Northern Oil And Gas, Inc	4,027
2,205	*,e	Oasis Petroleum, Inc	19,139
11,302		Occidental Petroleum Corp	747,627
1,421		Oceaneering International, Inc	55,817
745	*	Oil States International, Inc	19,467
3,004		Oneok, Inc	96,729
627	*,e	Pacific Ethanol, Inc	4,069
355		Panhandle Oil and Gas, Inc (Class A)	5,737
234	*	Par Petroleum Corp	4,874
2,470	*	Parker Drilling Co	6,496
1,195	*	Parsley Energy, Inc	18,009
2,118		Patterson-UTI Energy, Inc	27,831
1,166		PBF Energy, Inc	32,916
707	*	PDC Energy, Inc	37,478
176	*	PHI, Inc	3,323
7,991		Phillips 66	614,028
1,182	*	Pioneer Energy Services Corp	2,482
2,172		Pioneer Natural Resources Co	264,202
2,504		Questar Market Resources, Inc	31,375
2,345	e	Range Resources Corp	75,321
641	*	Renewable Energy Group, Inc	5,307
727	*,e	Rex Energy Corp	1,505
92	*	Rex Stores Corp	4,657
1,390	*,e	Rice Energy, Inc	22,462
159	*,e	RigNet, Inc	4,054
707	*	Ring Energy, Inc	6,978
1,813		Rowan Cos plc	29,280
849		RPC, Inc	7,514
787	*	RSP Permian, Inc	15,937
847	*,e	Sanchez Energy Corp	5,209
18,682		Schlumberger Ltd	1,288,497
2,573		Scorpio Tankers, Inc	23,594
346	*	SEACOR Holdings, Inc	20,694
5,991	e	Seadrill Ltd	35,347
633		SemGroup Corp	27,371
925	*,e	Seventy Seven Energy, Inc	1,277
859	e	Ship Finance International Ltd	13,959
5,536	*	Southwestern Energy Co	70,252
9,730		Spectra Energy Corp	255,607
1,025	e	St. Mary Land & Exploration Co	32,841
864	*	Stone Energy Corp	4,285
2,173		Superior Energy Services	27,445
2,117	*	Synergy Resources Corp	20,747
870		Targa Resources Investments, Inc	44,822
674		Teekay Corp	19,977
1,211		Teekay Tankers Ltd (Class A)	8,356

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

465		Tesco Corp	$3,320
1,825		Tesoro Corp	177,463
1,686	*	Tetra Technologies, Inc	9,964
680	e	Tidewater, Inc	8,935
1,702	*,e	TransAtlantic Petroleum Ltd	4,323
1,272	*,e	Triangle Petroleum Corp	1,806
2,775	*,e	Ultra Petroleum Corp	17,732
722	*	Unit Corp	8,130
5,822	*,e	Uranium Energy Corp	5,822
1,014	e	US Silica Holdings Inc	14,287
7,459		Valero Energy Corp	448,286
923	e	W&T Offshore, Inc	2,769
11,035	*	Weatherford International Ltd	93,577
1,189		Western Refining, Inc	52,459
254	*	Westmoreland Coal Co	3,579
3,161	*	Whiting Petroleum Corp	48,268
11,020		Williams Cos, Inc	406,087
1,038		World Fuel Services Corp	37,160
5,962	*	WPX Energy, Inc	39,468

		TOTAL ENERGY	19,603,805

FOOD & STAPLES RETAILING - 2.1%
418		Andersons, Inc	14,237
618		Casey’s General Stores, Inc	63,605
300	*,e	Chefs’ Warehouse Holdings, Inc	4,248
6,489		Costco Wholesale Corp	938,115
16,601		CVS Health Corp	1,601,665
116	*,e	Fairway Group Holdings Corp	122
638	*,e	Fresh Market, Inc	14,412
248		Ingles Markets, Inc (Class A)	11,862
14,296		Kroger Co	515,657
95	*	Natural Grocers by Vitamin C	2,155
278		Pricesmart, Inc	21,500
14,229	*	Rite Aid Corp	86,370
389	*	Smart & Final Stores, Inc	6,111
546		Spartan Stores, Inc	14,114
2,229	*	Sprouts Farmers Market, Inc	47,032
3,759	*	Supervalu, Inc	26,990
8,736		Sysco Corp	340,442
759	*	United Natural Foods, Inc	36,819
77		Village Super Market (Class A)	1,818
12,653		Walgreens Boots Alliance, Inc	1,051,464
23,241		Wal-Mart Stores, Inc	1,506,946
148		Weis Markets, Inc	6,179
5,384		Whole Foods Market, Inc	170,404

		TOTAL FOOD & STAPLES RETAILING	6,482,267

FOOD, BEVERAGE & TOBACCO - 4.8%
100		Alico, Inc	4,059
28,904		Altria Group, Inc	1,572,378
9,096		Archer Daniels Midland Co	377,029
832		B&G Foods, Inc (Class A)	30,326
567	*	Blue Buffalo Pet Products, Inc	10,155
130	*	Boston Beer Co, Inc (Class A)	27,379
817	*,e	Boulder Brands, Inc	6,691
398	e	Brown-Forman Corp	42,582
1,894		Brown-Forman Corp (Class B)	183,529
2,110		Bunge Ltd	154,663
271		Calavo Growers, Inc	12,097
486	e	Cal-Maine Foods, Inc	26,540
2,561		Campbell Soup Co	129,791
870	*,e	Castle Brands, Inc	1,148
62		Coca-Cola Bottling Co Consolidated	11,990
57,694		Coca-Cola Co	2,314,683

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,350		Coca-Cola Enterprises, Inc	$161,972
6,284		ConAgra Foods, Inc	254,565
2,386		Constellation Brands, Inc (Class A)	298,751
142	*	Craft Brewers Alliance, Inc	1,132
2,386	*	Darling International, Inc	26,819
1,357		Dean Foods Co	22,418
382	*	Diamond Foods, Inc	11,789
2,859		Dr Pepper Snapple Group, Inc	226,004
200	*	Farmer Bros Co	5,450
2,611		Flowers Foods, Inc	64,596
482		Fresh Del Monte Produce, Inc	19,044
307	*,e	Freshpet, Inc	3,224
8,699		General Mills, Inc	488,275
1,478	*	Hain Celestial Group, Inc	76,265
2,140		Hershey Co	196,623
1,917		Hormel Foods Corp	121,365
1,024		Ingredion, Inc	89,405
281	*	Inventure Foods, Inc	2,495
209		J&J Snack Foods Corp	23,755
1,741		J.M. Smucker Co	198,631
121		John B. Sanfilippo & Son, Inc	6,202
3,771		Kellogg Co	250,960
1,893		Keurig Green Mountain, Inc	98,701
8,748		Kraft Heinz Co	617,434
259		Lancaster Colony Corp	25,247
689		Lance, Inc	23,240
359	*	Landec Corp	4,190
244	*	Lifeway Foods, Inc	2,557
150	e	Limoneira Co	2,510
1,877		McCormick & Co, Inc	154,252
3,014		Mead Johnson Nutrition Co	212,186
162		Mgp Ingredients, Inc	2,594
2,052		Molson Coors Brewing Co (Class B)	170,357
23,933		Mondelez International, Inc	1,002,075
2,206	*	Monster Beverage Corp	298,119
162	*	National Beverage Corp	4,978
311	*	Omega Protein Corp	5,278
21,717		PepsiCo, Inc	2,047,913
22,793		Philip Morris International, Inc	1,808,169
922	e	Pilgrim’s Pride Corp	19,159
1,676		Pinnacle Foods, Inc	70,191
904	*	Post Holdings, Inc	53,426
12,016		Reynolds American, Inc	531,948
320	e	Sanderson Farms, Inc	21,942
4	*	Seaboard Corp	12,316
134	*	Seneca Foods Corp	3,531
309	*,e	Synutra International, Inc	1,468
349	e	Tootsie Roll Industries, Inc	10,920
616	*	TreeHouse Foods, Inc	47,919
4,298		Tyson Foods, Inc (Class A)	185,244
446	e	Universal Corp	22,108
1,502	e	Vector Group Ltd	33,949
2,520	*	WhiteWave Foods Co (Class A)	101,178

		TOTAL FOOD, BEVERAGE & TOBACCO	15,049,879

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
115	*,e	AAC Holdings, Inc	2,559
317		Abaxis, Inc	13,945
21,930		Abbott Laboratories	882,025
669	*	Abiomed, Inc	62,056
741	*	Acadia Healthcare Co, Inc	49,106
1,151	*	Accuray, Inc	5,749
413		Aceto Corp	11,337
85	*	Addus HomeCare Corp	2,648

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

91	*,e	Adeptus Health, Inc	$7,349
5,112		Aetna Inc	559,304
564	*	Air Methods Corp	19,227
1,163	*	Align Technology, Inc	66,012
67	*	Alliance HealthCare Services, Inc	654
2,611	*	Allscripts Healthcare Solutions, Inc	32,376
101	*	Almost Family, Inc	4,045
403	*	Amedisys, Inc	15,302
3,217		AmerisourceBergen Corp	305,583
688	*	AMN Healthcare Services, Inc	20,647
698	*	Amsurg Corp	54,242
177		Analogic Corp	14,521
364	*	Angiodynamics, Inc	4,801
183	*	Anika Therapeutics, Inc	5,825
2,094	*,e	Antares Pharma, Inc	3,560
3,893		Anthem, Inc	545,020
581	*,e	athenahealth, Inc	77,476
403	*	AtriCure, Inc	8,830
29		Atrion Corp	10,874
1,115		Bard (C.R.), Inc	207,736
7,972		Baxter International, Inc	261,880
3,071		Becton Dickinson & Co	407,399
918	*,e	BioScrip, Inc	1,717
354	*	BioTelemetry, Inc	4,333
19,694	*	Boston Scientific Corp	323,179
2,647	*	Brookdale Senior Living, Inc	60,775
484		Cantel Medical Corp	27,443
442	*	Capital Senior Living Corp	8,862
4,855		Cardinal Health, Inc	372,961
459	*	Cardiovascular Systems, Inc	7,271
470	*,e	Castlight Health, Inc	1,974
1,708	*	Centene Corp	92,625
4,438	*	Cerner Corp	266,102
1,390	*,e	Cerus Corp	6,311
278	e	Chemed Corp	37,105
3,768		Cigna Corp	508,755
172	*	Civitas Solutions, Inc	3,942
1,700	*	Community Health Systems, Inc	72,709
168	e	Computer Programs & Systems, Inc	7,078
397		Conmed Corp	18,953
100	*,e	Connecture, Inc	456
735		Cooper Cos, Inc	109,412
312	*,e	Corindus Vascular Robotics, Inc	964
180	*	Corvel Corp	5,814
459	*	Cross Country Healthcare, Inc	6,247
377		CryoLife, Inc	3,668
202	*	Cutera, Inc	2,642
377	*	Cyberonics, Inc	22,914
319	*	Cynosure, Inc (Class A)	9,583
2,638	*	DaVita, Inc	190,807
2,083		Dentsply International, Inc	105,337
1,191	*	DexCom, Inc	102,259
524	*,e	Diplomat Pharmacy, Inc	15,055
1,595	*	Edwards Lifesciences Corp	226,761
960	*,e	Endologix, Inc	11,770
367		Ensign Group, Inc	15,645
75	*,e	Entellus Medical, Inc	1,351
2,674	*	Envision Healthcare Holdings, Inc	98,376
131	*	Exactech, Inc	2,283
598	*	ExamWorks Group, Inc	17,486
9,952	*	Express Scripts Holding Co	805,714
635	*	Five Star Quality Care, Inc	1,962
548	*	Genesis Health Care, Inc	3,359
665	*,e	GenMark Diagnostics, Inc	5,234
1,078	*	Globus Medical, Inc	22,271

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

367	*	Greatbatch, Inc	$20,706
745	*	Haemonetics Corp	24,078
725	*	Halyard Health, Inc	20,619
506	*	Hanger Orthopedic Group, Inc	6,902
4,743	*	HCA Holdings, Inc	366,918
1,110	*	Health Net, Inc	66,844
518	*	HealthEquity, Inc	15,307
1,313		Healthsouth Corp	50,380
367	*	HealthStream, Inc	8,004
402	*	Healthways, Inc	4,470
241	*,e	HeartWare International, Inc	12,607
1,218	*	Henry Schein, Inc	161,653
815		Hill-Rom Holdings, Inc	42,372
1,267	*	HMS Holdings Corp	11,112
3,539	*	Hologic, Inc	138,481
2,212		Humana, Inc	395,948
202	*	ICU Medical, Inc	22,119
1,356	*	Idexx Laboratories, Inc	100,683
126	*	Imprivata, Inc	2,239
1,943	*	IMS Health Holdings, Inc	56,541
219	*	Inogen Inc	10,632
277	*,e	Inovalon Holdings, Inc	5,770
877	*	Insulet Corp	22,723
367	*	Integra LifeSciences Holdings Corp	21,855
545	*	Intuitive Surgical, Inc	250,471
463		Invacare Corp	6,700
1,225	*	Inverness Medical Innovations, Inc	58,984
376	*,e	InVivo Therapeutics Holdings Corp	3,241
249	*	IPC The Hospitalist Co, Inc	19,345
44	*,e	iRadimed Corp	1,072
199	*	K2M Group Holdings, Inc	3,701
1,162		Kindred Healthcare, Inc	18,302
1,463	*	Laboratory Corp of America Holdings	158,692
128		Landauer, Inc	4,735
309	*	LDR Holding Corp	10,670
185		LeMaitre Vascular, Inc	2,255
267	*	LHC Group, Inc	11,954
658	*	LifePoint Hospitals, Inc	46,652
405	*	Magellan Health Services, Inc	22,449
633	*	Masimo Corp	24,408
3,387		McKesson Corp	626,697
873	*	MedAssets, Inc	17,512
793	*	Medidata Solutions, Inc	33,393
20,968		Medtronic plc	1,403,598
1,254	*	Merge Healthcare, Inc	8,903
601		Meridian Bioscience, Inc	10,277
638	*	Merit Medical Systems, Inc	15,255
610	*	Molina Healthcare, Inc	41,999
138		National Healthcare Corp	8,403
133	e	National Research Corp	1,588
470	*	Natus Medical, Inc	18,542
594	*	Neogen Corp	26,724
217	*,e	Nevro Corp	10,067
459	*,e	Nobilis Health Corp	2,396
695	*	NuVasive, Inc	33,513
920	*	NxStage Medical, Inc	14,508
517	*	Omnicell, Inc	16,079
749	*	OraSure Technologies, Inc	3,326
267	*	Orthofix International NV	9,011
999		Owens & Minor, Inc	31,908
286	*,e	Oxford Immunotec Global plc	3,861
1,239		Patterson Cos, Inc	53,587
1,412	*	Pediatrix Medical Group, Inc	108,427
435	*	PharMerica Corp	12,384
546	*	Premier, Inc	18,766

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

151	*	Press Ganey Holdings, Inc	$4,468
199	*	Providence Service Corp	8,672
724		Quality Systems, Inc	9,036
2,180		Quest Diagnostics, Inc	134,005
382	*	Quidel Corp	7,212
415	*	RadNet, Inc	2,303
2,026		Resmed, Inc	103,245
726	*,e	Rockwell Medical Technologies, Inc	5,597
837	*	RTI Biologics, Inc	4,754
122	*	SeaSpine Holdings Corp	1,976
167	*,e	Second Sight Medical Products, Inc	990
1,504		Select Medical Holdings Corp	16,228
237	*	Sientra, Inc	2,406
815	*	Sirona Dental Systems, Inc	76,072
592	*,e	Spectranetics Corp	6,980
4,154		St. Jude Medical, Inc	262,076
515	*	Staar Surgical Co	3,996
845		STERIS Corp	54,900
4,952		Stryker Corp	465,983
351	*	Surgical Care Affiliates, Inc	11,474
332	*	SurModics, Inc	7,251
255	*,e	Tandem Diabetes Care, Inc	2,247
1,034	*	Team Health Holdings, Inc	55,867
593		Teleflex, Inc	73,657
1,416	*	Tenet Healthcare Corp	52,279
780	*	Thoratec Corp	49,343
385	*,e	TransEnterix, Inc	870
334	*	Triple-S Management Corp (Class B)	5,949
239	*,e	Trupanion, Inc	1,804
1,710	*,e	Unilife Corp	1,676
14,006		UnitedHealth Group, Inc	1,624,836
720	*	Universal American Corp	4,925
1,337		Universal Health Services, Inc (Class B)	166,871
178		US Physical Therapy, Inc	7,990
52		Utah Medical Products, Inc	2,801
1,462	*	Varian Medical Systems, Inc	107,866
249	*	Vascular Solutions, Inc	8,070
1,259	*	VCA Antech, Inc	66,286
1,018	*,e	Veeva Systems, Inc	23,831
202	*,e	Veracyte, Inc	947
375	*	Vocera Communications, Inc	4,279
632	*	WellCare Health Plans, Inc	54,466
1,037		West Pharmaceutical Services, Inc	56,122
547	*	Wright Medical Group NV	11,153
750	*	Wright Medical Group, Inc	15,765
438	*	Zeltiq Aesthetics, Inc	14,029
2,522		Zimmer Holdings, Inc	236,891

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	15,875,315

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
5,788	e	Avon Products, Inc	18,811
580	*	Central Garden and Pet Co (Class A)	9,344
1,968		Church & Dwight Co, Inc	165,115
1,957		Clorox Co	226,092
13,228		Colgate-Palmolive Co	839,449
1,382	e	Coty, Inc	37,397
894		Edgewell Personal Care Co	72,950
373	*,e	Elizabeth Arden, Inc	4,360
894		Energizer Holdings, Inc	34,607
3,114		Estee Lauder Cos (Class A)	251,238
1,076	*,e	Herbalife Ltd	58,642
1,236	*	HRG Group, Inc	14,498
223		Inter Parfums, Inc	5,533
5,386		Kimberly-Clark Corp	587,289

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

152	*	Medifast, Inc	$4,083
111	e	Natural Health Trends Corp	3,627
140		Nature’s Sunshine Products, Inc	1,677
843		Nu Skin Enterprises, Inc (Class A)	34,799
127	*	Nutraceutical International Corp	2,998
63		Oil-Dri Corp of America	1,443
108		Orchids Paper Products Co	2,819
39,917		Procter & Gamble Co	2,871,629
162	*	Revlon, Inc (Class A)	4,771
403		Spectrum Brands, Inc	36,879
92	*	USANA Health Sciences, Inc	12,331
208		WD-40 Co	18,527

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,320,908

INSURANCE - 4.2%
4,787		ACE Ltd	494,976
6,368		Aflac, Inc	370,172
231	*	Alleghany Corp	108,133
1,373		Allied World Assurance Co Holdings Ltd	52,407
6,004		Allstate Corp	349,673
653	*	AMBAC Financial Group, Inc	9,449
1,193		American Equity Investment Life Holding Co	27,809
972		American Financial Group, Inc	66,980
19,482		American International Group, Inc	1,106,967
105		American National Insurance Co	10,252
276		Amerisafe, Inc	13,725
523	e	Amtrust Financial Services, Inc	32,939
4,135		Aon plc	366,402
1,888	*	Arch Capital Group Ltd	138,711
403		Argo Group International Holdings Ltd	22,806
2,413		Arthur J. Gallagher & Co	99,609
878		Aspen Insurance Holdings Ltd	40,801
961		Assurant, Inc	75,929
2,304		Assured Guaranty Ltd	57,600
154	*	Atlas Financial Holdings, Inc	2,849
1,450		Axis Capital Holdings Ltd	77,894
125		Baldwin & Lyons, Inc (Class B)	2,712
27,364	*	Berkshire Hathaway, Inc (Class B)	3,568,266
1,663		Brown & Brown, Inc	51,503
3,381		Chubb Corp	414,680
2,559		Cincinnati Financial Corp	137,674
590	*,e	Citizens, Inc (Class A)	4,378
303		CNA Financial Corp	10,584
2,903		Conseco, Inc	54,605
375		Crawford & Co (Class B)	2,104
143		Donegal Group, Inc (Class A)	2,011
90		EMC Insurance Group, Inc	2,089
458		Employers Holdings, Inc	10,209
913		Endurance Specialty Holdings Ltd	55,720
148	*	Enstar Group Ltd	22,200
435		Erie Indemnity Co (Class A)	36,079
683		Everest Re Group Ltd	118,391
130		FBL Financial Group, Inc (Class A)	7,998
201		Federated National Holding Co	4,828
1,423		First American Financial Corp	55,597
4,111		FNF Group	145,817
7,337	*	Genworth Financial, Inc (Class A)	33,897
420	*	Greenlight Capital Re Ltd (Class A)	9,358
198	*	Hallmark Financial Services	2,275
634		Hanover Insurance Group, Inc	49,262
6,042		Hartford Financial Services Group, Inc	276,603
1,438		HCC Insurance Holdings, Inc	111,402
121		HCI Group, Inc	4,691
362	*	Heritage Insurance Holdings, Inc	7,142

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

467		Horace Mann Educators Corp	$15,514
102		Independence Holding Co	1,322
166		Infinity Property & Casualty Corp	13,370
162		James River Group Holdings Ltd	4,356
51		Kansas City Life Insurance Co	2,396
614		Kemper Corp	21,717
3,723		Lincoln National Corp	176,694
4,751		Loews Corp	171,701
553	e	Maiden Holdings Ltd	7,676
207	*	Markel Corp	165,985
7,874		Marsh & McLennan Cos, Inc	411,180
2,232	*	MBIA, Inc	13,571
494		Mercury General Corp	24,952
13,704		Metlife, Inc	646,144
515		National General Holdings Corp	9,934
95		National Interstate Corp	2,535
90		National Western Life Insurance Co (Class A)	20,043
149	*	Navigators Group, Inc	11,619
3,761		Old Republic International Corp	58,822
313		OneBeacon Insurance Group Ltd (Class A)	4,394
741		PartnerRe Ltd	102,910
736		Primerica, Inc	33,172
4,232		Principal Financial Group	200,343
1,060		ProAssurance Corp	52,014
8,440		Progressive Corp	258,602
6,634		Prudential Financial, Inc	505,577
952		Reinsurance Group of America, Inc (Class A)	86,242
685		RenaissanceRe Holdings Ltd	72,829
768		RLI Corp	41,111
216		Safety Insurance Group, Inc	11,696
819		Selective Insurance Group, Inc	25,438
587		Stancorp Financial Group, Inc	67,035
200		State Auto Financial Corp	4,562
436		State National Cos, Inc	4,077
329		Stewart Information Services Corp	13,459
1,030		Symetra Financial Corp	32,589
1,221	*	Third Point Reinsurance Ltd	16,422
1,815		Torchmark Corp	102,366
4,674		Travelers Cos, Inc	465,203
110	*	United America Indemnity Ltd	2,879
234		United Fire & Casualty Co	8,202
255		United Insurance Holdings Corp	3,353
456		Universal Insurance Holdings, Inc	13,470
3,686		UnumProvident Corp	118,247
1,218		Validus Holdings Ltd	54,895
1,346		W.R. Berkley Corp	73,182
98		White Mountains Insurance Group Ltd	73,235
4,574		XL Capital Ltd	166,128

		TOTAL INSURANCE	13,121,321

MATERIALS - 3.1%
412		A. Schulman, Inc	13,378
78	*	AEP Industries, Inc	4,472
3,160		Air Products & Chemicals, Inc	403,153
1,095		Airgas, Inc	97,816
1,557		Albemarle Corp	68,664
19,492		Alcoa, Inc	188,293
1,514		Allegheny Technologies, Inc	21,469
429	e	American Vanguard Corp	4,959
1,019		Aptargroup, Inc	67,213
1,086		Ashland, Inc	109,273
1,310		Avery Dennison Corp	74,107
1,447	*	Axalta Coating Systems Ltd	36,667
1,085		Axiall Corp	17,024

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

437		Balchem Corp	$26,557
1,984		Ball Corp	123,405
1,495		Bemis Co, Inc	59,157
1,716	*	Berry Plastics Group, Inc	51,600
571	*	Boise Cascade Co	14,401
300		Brush Engineered Materials, Inc	9,006
912		Cabot Corp	28,783
730		Calgon Carbon Corp	11,373
723		Carpenter Technology Corp	21,524
2,200		Celanese Corp (Series A)	130,174
742	*,e	Century Aluminum Co	3,413
3,384		CF Industries Holdings, Inc	151,942
90		Chase Corp	3,545
2,604		Chemours Co	16,848
1,111	*	Chemtura	31,797
372	*	Clearwater Paper Corp	17,573
1,010	e	Cliffs Natural Resources, Inc	2,464
2,109	*,e	Coeur Mining, Inc	5,947
1,538		Commercial Metals Co	20,840
486		Compass Minerals International, Inc	38,088
115	*	Core Molding Technologies, Inc	2,122
2,131	*	Crown Holdings, Inc	97,493
1,027		Cytec Industries, Inc	75,844
156		Deltic Timber Corp	9,330
915		Domtar Corp	32,711
16,963		Dow Chemical Co	719,231
13,319		Du Pont (E.I.) de Nemours & Co	641,976
723		Eagle Materials, Inc	49,468
2,137		Eastman Chemical Co	138,307
3,885		Ecolab, Inc	426,262
1,059	*	Ferro Corp	11,596
835	*,e	Flotek Industries, Inc	13,945
1,884		FMC Corp	63,886
16,725		Freeport-McMoRan Copper & Gold, Inc (Class B)	162,065
353		FutureFuel Corp	3,488
553		Glatfelter	9,523
856		Globe Specialty Metals, Inc	10,383
4,735		Graphic Packaging Holding Co	60,561
417		Greif, Inc (Class A)	13,306
728		H.B. Fuller Co	24,708
142		Hawkins, Inc	5,467
166		Haynes International, Inc	6,281
1,060	*	Headwaters, Inc	19,928
7,872	e	Hecla Mining Co	15,508
814	*,e	Horsehead Holding Corp	2,475
2,705		Huntsman Corp	26,211
294		Innophos Holdings, Inc	11,654
351		Innospec, Inc	16,325
1,133		International Flavors & Fragrances, Inc	116,994
6,054		International Paper Co	228,781
748	*,e	Intrepid Potash, Inc	4,144
245		Kaiser Aluminum Corp	19,661
1,230		Kapstone Paper and Packaging Corp	20,307
139		KMG Chemicals, Inc	2,681
296		Koppers Holdings, Inc	5,970
448	*	Kraton Polymers LLC	8,019
274	e	Kronos Worldwide, Inc	1,702
2,147	*	Louisiana-Pacific Corp	30,573
285	*	LSB Industries, Inc	4,366
5,703		LyondellBasell Industries AF S.C.A	475,402
971		Martin Marietta Materials, Inc	147,543
492		Minerals Technologies, Inc	23,695
6,966		Monsanto Co	594,478
5,071		Mosaic Co	157,759
371		Myers Industries, Inc	4,971
240		Neenah Paper, Inc	13,987

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

129		NewMarket Corp	$46,053
7,205		Newmont Mining Corp	115,784
4,769		Nucor Corp	179,076
1,054		Olin Corp	17,718
170		Olympic Steel, Inc	1,692
431		OM Group, Inc	14,176
1,204	*	Omnova Solutions, Inc	6,670
2,323	*	Owens-Illinois, Inc	48,133
1,406		Packaging Corp of America	84,585
1,731	*	Platform Specialty Products Corp	21,897
1,282		PolyOne Corp	37,614
3,994		PPG Industries, Inc	350,234
4,228		Praxair, Inc	430,664
190		Quaker Chemical Corp	14,645
593	e	Rayonier Advanced Materials, Inc	3,629
362	*,e	Real Industry, Inc	3,193
1,071		Reliance Steel & Aluminum Co	57,845
318	*	Rentech, Inc	1,781
932		Royal Gold, Inc	43,785
1,857		RPM International, Inc	77,790
268	*,e	Ryerson Holding Corp	1,407
387		Schnitzer Steel Industries, Inc (Class A)	5,240
409		Schweitzer-Mauduit International, Inc	14,061
647		Scotts Miracle-Gro Co (Class A)	39,351
2,998		Sealed Air Corp	140,546
570	*,e	Senomyx, Inc	2,542
694		Sensient Technologies Corp	42,542
1,200		Sherwin-Williams Co	267,336
1,734		Sigma-Aldrich Corp	240,887
587		Silgan Holdings, Inc	30,547
1,453		Sonoco Products Co	54,836
1,642	e	Southern Copper Corp (NY)	43,874
3,403		Steel Dynamics, Inc	58,464
281		Stepan Co	11,692
1,739	*,e	Stillwater Mining Co	17,964
368	*	Summit Materials, Inc	6,907
936		SunCoke Energy, Inc	7,282
2,292		Tahoe Resources, Inc	17,740
579	e	TimkenSteel Corp	5,859
254	*	Trecora Resources	3,155
333		Tredegar Corp	4,356
261	*,e	Trinseo S.A.	6,590
929	e	Tronox Ltd	4,060
30		United States Lime & Minerals, Inc	1,370
2,110	e	United States Steel Corp	21,986
210	*	US Concrete, Inc	10,036
251	e	Valhi, Inc	474
1,192	e	Valspar Corp	85,681
2,091		Vulcan Materials Co	186,517
624		Wausau Paper Corp	3,994
546		Westlake Chemical Corp	28,332
3,950		WestRock Co	203,188
54	*	WHX Corp	1,295
702	*	Worthington Industries, Inc	18,589
1,091	*	WR Grace & Co	101,518

		TOTAL MATERIALS	9,653,194

MEDIA - 3.2%
301		AMC Entertainment Holdings, Inc	7,582
861	*	AMC Networks, Inc	62,999
48	*	Cable One, Inc	20,132
2,916		Cablevision Systems Corp (Class A)	94,683
409	*	Carmike Cinemas, Inc	8,217
7,223		CBS Corp (Class B)	288,198

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,129	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	$6,759
1,129	*,e	Charter Communications, Inc	198,535
1,629		Cinemark Holdings, Inc	52,926
566		Clear Channel Outdoor Holdings, Inc (Class A)	4,036
31,235		Comcast Corp (Class A)	1,776,647
5,481	e	Comcast Corp (Special Class A)	313,732
465	*,e	Crown Media Holdings, Inc (Class A)	2,488
18	*,e	Daily Journal Corp	3,352
2,526	*,e	Discovery Communications, Inc (Class A)	65,752
3,942	*	Discovery Communications, Inc (Class C)	95,751
3,256	*	DISH Network Corp (Class A)	189,955
1,127	*	DreamWorks Animation SKG, Inc (Class A)	19,666
375	*	Entercom Communications Corp (Class A)	3,810
931		Entravision Communications Corp (Class A)	6,182
403	*,e	Eros International plc	10,958
852		EW Scripps Co (Class A)	15,055
1,572		Gannett Co, Inc	23,156
667	*,e	Global Eagle Entertainment, Inc	7,657
966	*	Gray Television, Inc	12,326
700		Harte-Hanks, Inc	2,471
133	*,e	Hemisphere Media Group, Inc	1,809
869	*,e	Imax Corp	29,363
5,939		Interpublic Group of Cos, Inc	113,613
670		John Wiley & Sons, Inc (Class A)	33,520
220		Journal Media Group, Inc	1,650
373	*	Liberty Broadband Corp (Class A)	19,187
1,023	*	Liberty Broadband Corp (Class C)	52,347
1,500	*	Liberty Media Corp	53,580
2,880	*	Liberty Media Corp (Class C)	99,245
1,362		Lions Gate Entertainment Corp	50,122
2,089	*	Live Nation, Inc	50,220
187	*	Loral Space & Communications, Inc	8,804
895	*	Madison Square Garden, Inc	64,565
440	*	Martha Stewart Living Omnimedia, Inc (Class A)	2,622
554		MDC Partners, Inc	10,210
1,381	*,e	Media General, Inc	19,320
465		Meredith Corp	19,800
279		Morningstar, Inc	22,393
760		National CineMedia, Inc	10,199
651		New Media Investment Group, Inc	10,064
1,789		New York Times Co (Class A)	21,128
5,520		News Corp	69,662
1,178		News Corp (Class B)	15,102
512		Nexstar Broadcasting Group, Inc (Class A)	24,243
3,516		Omnicom Group, Inc	231,704
444	*	Reading International, Inc	5,625
1,186	e	Regal Entertainment Group (Class A)	22,166
185	*,e	Rentrak Corp	10,003
51		Saga Communications, Inc	1,714
365		Scholastic Corp	14,220
1,321	e	Scripps Networks Interactive (Class A)	64,980
955	e	Sinclair Broadcast Group, Inc (Class A)	24,181
35,836	*	Sirius XM Holdings, Inc	134,027
300	*	Sizmek, Inc	1,797
1,255	*	Starz-Liberty Capital	46,862
3,468		TEGNA, Inc	77,649
5,062		Thomson Corp	203,796
4,177		Time Warner Cable, Inc	749,228
12,161		Time Warner, Inc	836,069
1,479		Time, Inc	28,175
99	*,e	Townsquare Media, Inc	967
1,158		Tribune Co	41,225
322	e	Tribune Publishing Co	2,524
18,435		Twenty-First Century Fox, Inc	497,376
6,955		Twenty-First Century Fox, Inc (Class B)	188,272

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

150		Viacom, Inc	$6,640
5,174		Viacom, Inc (Class B)	223,258
24,965		Walt Disney Co	2,551,423
583	e	World Wrestling Entertainment, Inc (Class A)	9,853

		TOTAL MEDIA	10,069,527

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
24,355		AbbVie, Inc	1,325,155
149	*	Abeona Therapeutics, Inc	603
1,146	*	Acadia Pharmaceuticals, Inc	37,898
305	*,e	Accelerate Diagnostics, Inc	4,935
314	*	Acceleron Pharma, Inc	7,819
1,630	*,e	Achillion Pharmaceuticals, Inc	11,263
533	*	Acorda Therapeutics, Inc	14,130
143	*	Adamas Pharmaceuticals, Inc	2,394
121	*,e	Aduro Biotech, Inc	2,344
440	*,e	Advaxis, Inc	4,501
373	*,e	Aegerion Pharmaceuticals, Inc	5,073
287	*,e	Aerie Pharmaceuticals, Inc	5,091
214	*,e	Affimed NV	1,320
1,123	*,e	Affymetrix, Inc	9,590
1,104	*	Agenus, Inc	5,078
150	*,e	Agile Therapeutics, Inc	1,011
4,923		Agilent Technologies, Inc	169,007
369	*,e	Agios Pharmaceuticals, Inc	26,048
189	*,e	Akebia Therapeutics, Inc	1,826
1,130	*	Akorn, Inc	32,211
359	*,e	Albany Molecular Research, Inc	6,254
299	*	Alder Biopharmaceuticals, Inc	9,795
3,175	*	Alexion Pharmaceuticals, Inc	496,538
352	*,e	Alimera Sciences, Inc	778
2,136	*	Alkermes plc	125,319
5,770	*	Allergan plc	1,568,344
1,068	*	Alnylam Pharmaceuticals, Inc	85,824
533	*,e	AMAG Pharmaceuticals, Inc	21,176
11,187		Amgen, Inc	1,547,386
1,917	*	Amicus Therapeutics, Inc	26,819
453	*,e	Amphastar Pharmaceuticals, Inc	5,296
588	*	Anacor Pharmaceuticals, Inc	69,213
112	*,e	ANI Pharmaceuticals, Inc	4,425
506	*	Anthera Pharmaceuticals, Inc	3,082
121	*	Applied Genetic Technologies Corp	1,590
434	*	Aratana Therapeutics, Inc	3,672
181	*	Ardelyx, Inc	3,128
3,482	*,e	Arena Pharmaceuticals, Inc	6,651
2,403	*,e	Ariad Pharmaceuticals, Inc	14,033
2,149	*,e	Array Biopharma, Inc	9,799
1,229	*,e	Arrowhead Research Corp	7,079
203	*,e	Assembly Biosciences, Inc	1,941
224	*,e	Atara Biotherapeutics, Inc	7,043
93	*,e	aTyr Pharma, Inc	954
291	*,e	Avalanche Biotechnologies, Inc	2,398
7,972		Baxalta, Inc	251,198
120	*,e	Bellicum Pharmaceuticals, Inc	1,744
1,046	*	BioCryst Pharmaceuticals, Inc	11,924
659	*,e	BioDelivery Sciences International, Inc	3,664
3,462	*	Biogen Idec, Inc	1,010,246
2,367	*	BioMarin Pharmaceutical, Inc	249,292
297	*	Bio-Rad Laboratories, Inc (Class A)	39,890
73	*	Biospecifics Technologies Corp	3,178
590		Bio-Techne Corp	54,551
734	*,e	BioTime, Inc	2,202
627	*	Bluebird Bio, Inc	53,640
130	*,e	Blueprint Medicines Corp	2,774

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

24,527		Bristol-Myers Squibb Co	$1,451,998
1,601	*	Bruker BioSciences Corp	26,304
186	*,e	Calithera Biosciences, Inc	1,010
449	*	Cambrex Corp	17,816
240	*	Cara Therapeutics Inc	3,430
187	*,e	Carbylan Therapeutics, Inc	668
1,202	*	Catalent, Inc	29,209
1,105	*,e	Catalyst Pharmaceuticals, Inc	3,315
11,670	*	Celgene Corp	1,262,344
1,468	*,e	Celldex Therapeutics, Inc	15,473
138	*	Cellular Biomedicine Group, Inc	2,336
472	*	Cempra, Inc	13,140
1,032	*	Cepheid, Inc	46,646
740	*	Charles River Laboratories International, Inc	47,005
316	*	ChemoCentryx, Inc	1,912
595	*	Chimerix, Inc	22,729
68	*,e	Cidara Therapeutics, Inc	865
364	*	Clovis Oncology, Inc	33,473
338	*	Coherus Biosciences, Inc	6,773
95	*,e	Collegium Pharmaceutical, Inc	2,100
219	*	Concert Pharmaceuticals Inc	4,111
898	*,e	Corcept Therapeutics, Inc	3,376
123	*,e	Corium International, Inc	1,150
431	*,e	CorMedix, Inc	858
2,422	*,e	CTI BioPharma Corp	3,536
1,644	*,e	Curis, Inc	3,321
503	*	Cytokinetics, Inc	3,365
748	*,e	CytRx Corp	1,773
867	*,e	Depomed, Inc	16,343
185	*	Dermira, Inc	4,318
226	*	Dicerna Pharmaceuticals Inc	1,855
1,634	*	Durect Corp	3,186
2,090	*	Dyax Corp	39,898
691	*	Dynavax Technologies Corp	16,957
122	*,e	Eagle Pharmaceuticals, Inc	9,032
14,390		Eli Lilly & Co	1,204,299
433	*	Emergent Biosolutions, Inc	12,336
232	*,e	Enanta Pharmaceuticals, Inc	8,384
3,029	*	Endo International plc	209,849
543	*,e	Endocyte, Inc	2,487
424	*,e	Epizyme, Inc	5,453
183	*,e	Esperion Thereapeutics, Inc	4,317
1,326	*,e	Exact Sciences Corp	23,855
3,210	*,e	Exelixis, Inc	18,008
352	*,e	Fibrocell Science, Inc	1,355
691	*	FibroGen, Inc	15,147
307	*	Five Prime Therapeutics, Inc	4,725
86	*,e	Flex Pharma, Inc	1,033
200	*,e	Flexion Therapeutics Inc	2,972
419	*	Fluidigm Corp	3,398
320	*	Foamix Pharmaceuticals Ltd	2,346
173	*,e	Foundation Medicine, Inc	3,192
2,273	*,e	Galena Biopharma, Inc	3,591
255	*,e	Genocea Biosciences Inc	1,747
270	*,e	Genomic Health, Inc	5,713
2,277	*,e	Geron Corp	6,285
21,623		Gilead Sciences, Inc	2,123,162
1,523	*,e	Halozyme Therapeutics, Inc	20,454
512	*	Harvard Bioscience, Inc	1,935
591	*,e	Heron Therapeutics, Inc	14,420
80	*	Heska Corp	2,438
1,665	*,e	Idera Pharmaceuticals, Inc	5,578
903	*,e	IGI Laboratories, Inc	5,906
268	*,e	Ignyta, Inc	2,353
2,105	*	Illumina, Inc	370,101
247	*,e	Immune Design Corp	3,013

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,233	*	Immunogen, Inc	$11,837
1,305	*,e	Immunomedics, Inc	2,245
1,034	*	Impax Laboratories, Inc	36,407
255	*	INC Research Holdings, Inc	10,200
2,315	*	Incyte Corp	255,414
696	*	Infinity Pharmaceuticals, Inc	5,881
1,045	*,e	Inovio Pharmaceuticals, Inc	6,040
884	*	Insmed, Inc	16,416
340	*,e	Insys Therapeutics, Inc	9,676
229	*,e	Intercept Pharmaceuticals, Inc	37,982
199	*	Intersect ENT, Inc	4,657
316	*,e	Intra-Cellular Therapies, Inc	12,653
667	*,e	Intrexon Corp	21,211
110	*,e	Invitae Corp	794
1,820	*	Ironwood Pharmaceuticals, Inc	18,964
1,742	*,e	Isis Pharmaceuticals, Inc	70,412
879	*	Jazz Pharmaceuticals plc	116,740
40,800		Johnson & Johnson	3,808,680
188	*,e	Juno Therapeutics, Inc	7,650
336	*,e	Karyopharm Therapeutics, Inc	3,538
1,483	*,e	Keryx Biopharmaceuticals, Inc	5,220
416	*,e	Kite Pharma, Inc	23,163
371	*	KYTHERA Biopharmaceuticals, Inc	27,818
166	*,e	La Jolla Pharmaceutical Co	4,613
380	*,e	Lannett Co, Inc	15,778
585	*,e	Lexicon Pharmaceuticals, Inc	6,283
257	*,e	Ligand Pharmaceuticals, Inc (Class B)	22,012
664	*	Lion Biotechnologies, Inc	3,825
120	*,e	Loxo Oncology, Inc	2,098
588	*	Luminex Corp	9,943
401	*	MacroGenics, Inc	8,589
1,774	*	Mallinckrodt plc	113,430
3,540	*,e	MannKind Corp	11,363
222	*	Medgenics, Inc	1,736
952	*	Medicines Co	36,138
2,262	*	Medivation, Inc	96,135
41,566		Merck & Co, Inc	2,052,945
1,570	*,e	Merrimack Pharmaceuticals, Inc	13,361
441	*	Mettler-Toledo International, Inc	125,570
1,555	*,e	MiMedx Group, Inc	15,006
140	*	Mirati Therapeutics, Inc	4,819
872	*	Momenta Pharmaceuticals, Inc	14,310
6,166	*	Mylan NV	248,243
1,155	*,e	Myriad Genetics, Inc	43,289
188	*,e	NanoString Technologies, Inc	3,008
2,022	*,e	Navidea Biopharmceuticals, Inc	4,610
1,889	*,e	Nektar Therapeutics	20,703
749	*	NeoGenomics, Inc	4,292
1,232	*	Neurocrine Biosciences, Inc	49,021
298	*,e	NewLink Genetics Corp	10,680
660	*,e	Northwest Biotherapeutics, Inc	4,125
3,846	*	Novavax, Inc	27,191
506	*,e	Ocata Therapeutics, Inc	2,115
185	*	Ocular Therapeutix, Inc	2,601
548	*,e	Omeros Corp	6,006
240	*,e	OncoMed Pharmaceuticals, Inc	3,982
1,471	*	Oncothyreon, Inc	4,031
339	*	Ophthotech Corp	13,736
4,500	*,e	Opko Health, Inc	37,845
1,769	*,e	Orexigen Therapeutics, Inc	3,733
1,167	*,e	Organovo Holdings, Inc	3,128
254	*,e	Osiris Therapeutics, Inc	4,691
219	*,e	Otonomy, Inc	3,900
356	*,e	OvaScience, Inc	3,022
772	*,e	Pacific Biosciences of California, Inc	2,826

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

522	*	Pacira Pharmaceuticals, Inc	$21,454
180		Paratek Pharmaceuticals, Inc	3,420
876	*	Parexel International Corp	54,242
2,346	e	PDL BioPharma, Inc	11,800
2,703	*,e	Peregrine Pharmaceuticals, Inc	2,757
1,628	*	PerkinElmer, Inc	74,823
708	*,e	Pernix Therapeutics Holdings, Inc	2,237
2,143		Perrigo Co plc	337,030
236	*	Pfenex, Inc	3,542
90,599		Pfizer, Inc	2,845,715
251		Phibro Animal Health Corp	7,939
677	*	Portola Pharmaceuticals, Inc	28,854
423	e	Pozen, Inc	2,468
287	*	PRA Health Sciences, Inc	11,144
795	*	Prestige Brands Holdings, Inc	35,902
933	*,e	Progenics Pharmaceuticals, Inc	5,337
105	*,e	Proteon Therapeutics, Inc	1,461
455	*	Prothena Corp plc	20,630
488	*	PTC Therapeutics, Inc	13,030
358	*	Puma Biotechnology, Inc	26,979
3,176	*	Qiagen NV (NASDAQ)	81,941
1,245	*	Quintiles Transnational Holdings, Inc	86,615
542	*	Radius Health, Inc	37,566
1,157	*	Raptor Pharmaceutical Corp	7,000
1,154	*	Regeneron Pharmaceuticals, Inc	536,772
412	*,e	Regulus Therapeutics, Inc	2,694
468	*,e	Relypsa, Inc	8,663
475	*	Repligen Corp	13,229
500	*	Retrophin, Inc	10,130
228	*,e	Revance Therapeutics, Inc	6,785
1,285	*	Rigel Pharmaceuticals, Inc	3,174
200	*	Sage Therapeutics, Inc	8,464
340	*	Sagent Pharmaceuticals	5,212
987	*	Sangamo Biosciences, Inc	5,567
552	*	Sarepta Therapeutics, Inc	17,725
716	*	Sciclone Pharmaceuticals, Inc	4,969
1,356	*,e	Seattle Genetics, Inc	52,287
1,561	*,e	Sequenom, Inc	2,732
405	*,e	Sorrento Therapeutics, Inc	3,398
129	*,e	Spark Therapeutics, Inc	5,383
972	*,e	Spectrum Pharmaceuticals, Inc	5,813
213	*	Stemline Therapeutics, Inc	1,881
357	*	Sucampo Pharmaceuticals, Inc (Class A)	7,094
486	*	Supernus Pharmaceuticals, Inc	6,819
1,430	*,e	Synergy Pharmaceuticals, Inc	7,579
2,144	*,e	Synta Pharmaceuticals Corp	3,731
130	*	T2 Biosystems, Inc	1,139
334	*,e	TESARO, Inc	13,393
502	*,e	Tetraphase Pharmaceuticals, Inc	3,745
516	*,e	TG Therapeutics, Inc	5,201
1,825	*,e	TherapeuticsMD, Inc	10,694
367	*	Theravance Biopharma, Inc	4,033
1,228	e	Theravance, Inc	8,817
5,823		Thermo Electron Corp	712,036
949	*,e	Threshold Pharmaceuticals, Inc	3,862
146	*,e	Tokai Pharmaceuticals, Inc	1,511
355	*	Trevena, Inc	3,674
349	*,e	Trovagene, Inc	1,986
563	*	Ultragenyx Pharmaceutical, Inc	54,223
689	*	United Therapeutics Corp	90,424
604	*,e	Vanda Pharmaceuticals, Inc	6,813
708	*,e	Verastem, Inc	1,267
322	*,e	Versartis, Inc	3,713
3,575	*	Vertex Pharmaceuticals, Inc	372,300
185	*,e	Vitae Pharmaceuticals, Inc	2,037

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

197	*,e	Vital Therapies, Inc	$796
1,259	*,e	Vivus, Inc	2,065
390	*,e	VWR Corp	10,019
1,253	*	Waters Corp	148,117
51	*,e	XBiotech, Inc	762
407	*	Xencor Inc	4,978
827	*	Xenoport, Inc	2,870
240	*,e	Zafgen, Inc	7,668
1,695	*,e	ZIOPHARM Oncology, Inc	15,272
7,357		Zoetis Inc	302,961
287	*,e	Zogenix, Inc	3,874
262	*,e	ZS Pharma, Inc	17,203

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	28,411,384

REAL ESTATE - 4.2%
770		Acadia Realty Trust	23,154
587		AG Mortgage Investment Trust	8,934
248		Agree Realty Corp	7,403
934		Alexander & Baldwin, Inc	32,064
30		Alexander’s, Inc	11,220
1,036		Alexandria Real Estate Equities, Inc	87,718
13	*	Altisource Asset Management Corp	311
196	*	Altisource Portfolio Solutions S.A.	4,673
766		Altisource Residential Corp	10,663
684		American Assets Trust,Inc	27,948
1,619		American Campus Communities, Inc	58,673
5,242		American Capital Agency Corp	98,025
1,068		American Capital Mortgage, Inc	15,742
2,594		American Homes 4 Rent	41,712
432		American Residential Properties, Inc	7,461
6,196		American Tower Corp	545,124
14,133		Annaly Capital Management, Inc	139,493
1,539		Anworth Mortgage Asset Corp	7,603
2,250		Apartment Investment & Management Co (Class A)	83,295
836		Apollo Commercial Real Estate Finance, Inc	13,134
2,676		Apple Hospitality REIT, Inc	49,693
100		Ares Commercial Real Estate Corp	1,199
357		Armada Hoffler Properties, Inc	3,488
612	*	ARMOUR Residential REIT, Inc	12,264
403		Ashford Hospitality Prime, Inc	5,654
1,205		Ashford Hospitality Trust, Inc	7,350
179	*,e	AV Homes, Inc	2,420
1,945		AvalonBay Communities, Inc	340,025
2,924		BioMed Realty Trust, Inc	58,422
262		Bluerock Residential Growth REIT, Inc	3,139
2,206		Boston Properties, Inc	261,190
2,577		Brandywine Realty Trust	31,749
2,486		Brixmor Property Group, Inc	58,371
1,276		Camden Property Trust	94,296
868		Campus Crest Communities, Inc	4,618
1,382		Capstead Mortgage Corp	13,668
1,216		Care Capital Properties, Inc	40,043
460		CareTrust REIT, Inc	5,221
568		CatchMark Timber Trust Inc	5,839
2,404		CBL & Associates Properties, Inc	33,055
4,118	*	CBRE Group, Inc	131,776
1,224		Cedar Shopping Centers, Inc	7,601
3,408		Chambers Street Properties	22,118
640		Chatham Lodging Trust	13,747
862		Chesapeake Lodging Trust	22,464
3,282		Chimera Investment Corp	43,880
1,604		Colony Financial, Inc	31,374
1,793		Columbia Property Trust, Inc	41,598
1,690		Communications Sales & Leasing, Inc	30,251

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

74		Consolidated-Tomoka Land Co	$3,685
347		Coresite Realty	17,850
1,358		Corporate Office Properties Trust	28,559
1,921		Corrections Corp of America	56,746
3,372		Cousins Properties, Inc	31,090
4,899		Crown Castle International Corp	386,384
2,390		CubeSmart	65,032
1,011		CyrusOne, Inc	33,019
2,918		CYS Investments, Inc	21,185
1,403		DCT Industrial Trust, Inc	47,225
4,364		DDR Corp	67,118
2,875		DiamondRock Hospitality Co	31,769
2,032		Digital Realty Trust, Inc	132,730
2,099		Douglas Emmett, Inc	60,283
4,964		Duke Realty Corp	94,564
1,063		DuPont Fabros Technology, Inc	27,510
776		Dynex Capital, Inc	5,091
570		EastGroup Properties, Inc	30,883
693		Education Realty Trust, Inc	22,834
1,593		Empire State Realty Trust, Inc	27,129
888		Entertainment Properties Trust	45,794
819		Equinix, Inc	223,915
1,973	*	Equity Commonwealth	53,745
1,211		Equity Lifestyle Properties, Inc	70,928
1,054		Equity One, Inc	25,654
5,344		Equity Residential	401,441
940		Essex Property Trust, Inc	210,015
1,746		Extra Space Storage, Inc	134,721
1,053		Federal Realty Investment Trust	143,682
2,066		FelCor Lodging Trust, Inc	14,607
1,594		First Industrial Realty Trust, Inc	33,394
788		First Potomac Realty Trust	8,668
3,147	*	Forest City Enterprises, Inc (Class A)	63,349
498	*	Forestar Real Estate Group, Inc	6,549
1,291		Franklin Street Properties Corp	13,878
102	*	FRP Holdings, Inc	3,074
1,247		Gaming and Leisure Properties, Inc	37,036
8,516		General Growth Properties, Inc	221,161
1,075		Geo Group, Inc	31,970
343		Getty Realty Corp	5,419
475		Gladstone Commercial Corp	6,702
1,014		Government Properties Income Trust	16,224
820		Gramercy Property Trust, Inc	17,031
73		Great Ajax Corp	903
430		Hannon Armstrong Sustainable Infrastructure Capital, Inc	7,405
1,505		Hatteras Financial Corp	22,801
6,637		HCP, Inc	247,228
1,448		Healthcare Realty Trust, Inc	35,983
1,941		Healthcare Trust of America, Inc	47,574
712		Hersha Hospitality Trust	16,134
1,490		Highwoods Properties, Inc	57,737
834		Home Properties, Inc	62,341
2,156		Hospitality Properties Trust	55,150
10,898		Host Marriott Corp	172,297
581	*	Howard Hughes Corp	66,664
1,069		Hudson Pacific Properties	30,777
463		Independence Realty Trust, Inc	3,338
1,253		Inland Real Estate Corp	10,149
1,774		Invesco Mortgage Capital, Inc	21,714
1,762		Investors Real Estate Trust	13,638
3,030		Iron Mountain, Inc	93,991
1,225	*	iStar Financial, Inc	15,410
698		Jones Lang LaSalle, Inc	100,351
1,291		Kennedy-Wilson Holdings, Inc	28,621
1,268		Kilroy Realty Corp	82,623
5,803		Kimco Realty Corp	141,767

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,204		Kite Realty Group Trust	$28,667
569		Ladder Capital Corp	8,148
1,168		Lamar Advertising Co	60,946
1,627		LaSalle Hotel Properties	46,191
2,959		Lexington Realty Trust	23,968
2,147		Liberty Property Trust	67,652
513		LTC Properties, Inc	21,890
2,277		Macerich Co	174,919
1,487		Mack-Cali Realty Corp	28,075
194	*	Marcus & Millichap, Inc	8,922
3,006		Medical Properties Trust, Inc	33,246
5,647		MFA Mortgage Investments, Inc	38,456
1,085		Mid-America Apartment Communities, Inc	88,829
851		Monmouth Real Estate Investment Corp (Class A)	8,297
2,397		Monogram Residential Trust, Inc	22,316
577		National Health Investors, Inc	33,172
2,111		National Retail Properties, Inc	76,566
4,200		New Residential Investment Corp	55,020
959		New Senior Investment Group, Inc	10,031
1,563		New York Mortgage Trust, Inc	8,581
1,236	*	New York REIT, Inc	12,434
280		NexPoint Residential Trust, Inc	3,741
5,353		NorthStar Realty Finance Corp	66,110
2,628		Omega Healthcare Investors, Inc	92,374
251		One Liberty Properties, Inc	5,354
262		Orchid Island Capital, Inc	2,424
1,976		Outfront Media, Inc	41,101
3,025		Paramount Group, Inc	50,820
1,208		Parkway Properties, Inc	18,796
1,026		Pebblebrook Hotel Trust	36,372
999		Pennsylvania REIT	19,810
1,079		Pennymac Mortgage Investment Trust	16,692
1,008		Physicians Realty Trust	15,211
2,219		Piedmont Office Realty Trust, Inc	39,698
2,713		Plum Creek Timber Co, Inc	107,191
905		Post Properties, Inc	52,752
659		Potlatch Corp	18,973
331		Preferred Apartment Communities, Inc	3,601
7,711		Prologis, Inc	299,958
373		PS Business Parks, Inc	29,609
2,113		Public Storage, Inc	447,174
345		QTS Realty Trust, Inc	15,073
1,095		RAIT Investment Trust	5,431
1,144		Ramco-Gershenson Properties	17,171
1,826		Rayonier, Inc	40,300
170		Re/Max Holdings, Inc	6,117
2,169	*	Realogy Holdings Corp	81,619
3,450		Realty Income Corp	163,496
1,217		Redwood Trust, Inc	16,843
1,534		Regency Centers Corp	95,338
422		Resource Capital Corp	4,714
1,382		Retail Opportunities Investment Corp	22,858
4,003		Retail Properties of America, Inc	56,402
791		Rexford Industrial Realty, Inc	10,908
1,906		RLJ Lodging Trust	48,165
518		Rouse Properties, Inc	8,070
623		Ryman Hospitality Properties	30,670
929		Sabra Healthcare REIT, Inc	21,534
133		Saul Centers, Inc	6,883
894		Select Income REIT	16,995
3,548		Senior Housing Properties Trust	57,478
516		Silver Bay Realty Trust Corp	8,261
4,553		Simon Property Group, Inc	836,477
1,433		SL Green Realty Corp	154,993
592		Sovran Self Storage, Inc	55,826

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,338		Spirit Realty Capital, Inc	$57,929
664	*,e	St. Joe Co	12,702
933		STAG Industrial, Inc	16,990
3,418		Starwood Property Trust, Inc	70,137
534		Starwood Waypoint Residential Trust	12,725
661		STORE Capital Corp	13,656
4,015	*	Strategic Hotels & Resorts, Inc	55,367
1,404		Summit Hotel Properties, Inc	16,385
688		Sun Communities, Inc	46,619
2,998		Sunstone Hotel Investors, Inc	39,664
1,512		Tanger Factory Outlet Centers, Inc	49,851
971		Taubman Centers, Inc	67,077
200	*	Tejon Ranch Co	4,362
620		Terreno Realty Corp	12,177
5,406		Two Harbors Investment Corp	47,681
3,723		UDR, Inc	128,369
258		UMH Properties, Inc	2,399
438		United Development Funding IV	7,709
302		Universal Health Realty Income Trust	14,176
1,349		Urban Edge Properties	29,125
405		Urstadt Biddle Properties, Inc (Class A)	7,590
4,866		Ventas, Inc	272,788
11,261	*	VEREIT, Inc	86,935
2,773		Vornado Realty Trust	250,735
1,428		Washington REIT	35,600
1,782		Weingarten Realty Investors	59,002
5,159		Welltower, Inc	349,367
614		Western Asset Mortgage Capital Corp	7,743
7,632		Weyerhaeuser Co	208,659
550		Whitestone REIT	6,342
1,613		WP Carey, Inc	93,248
2,677		WP GLIMCHER, Inc	31,214
1,622		Xenia Hotels & Resorts, Inc	28,320

		TOTAL REAL ESTATE	13,063,454

RETAILING - 5.1%
426	*	1-800-FLOWERS.COM, Inc (Class A)	3,877
930		Aaron’s, Inc	33,582
976	e	Abercrombie & Fitch Co (Class A)	20,682
1,062		Advance Auto Parts, Inc	201,281
5,608	*	Amazon.com, Inc	2,870,679
2,903	e	American Eagle Outfitters, Inc	45,374
122	*	America’s Car-Mart, Inc	4,037
411	*	Asbury Automotive Group, Inc	33,353
2,570	*	Ascena Retail Group, Inc	35,749
1,043	*	Autonation, Inc	60,682
464	*	AutoZone, Inc	335,857
464	*	Barnes & Noble Education, Inc	5,898
735		Barnes & Noble, Inc	8,901
380	e	Bebe Stores, Inc	357
2,521	*	Bed Bath & Beyond, Inc	143,747
4,367		Best Buy Co, Inc	162,103
334		Big 5 Sporting Goods Corp	3,467
777	e	Big Lots, Inc	37,234
158	*	Blue Nile, Inc	5,299
176	*	Boot Barn Holdings, Inc	3,244
378	e	Buckle, Inc	13,975
165	*	Build-A-Bear Workshop, Inc	3,117
1,083	*	Burlington Stores, Inc	55,276
729	*,e	Cabela’s, Inc	33,242
657		Caleres, Inc	20,058
3,010	*	Carmax, Inc	178,553
368		Cato Corp (Class A)	12,523
2,056		Chico’s FAS, Inc	32,341

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

297		Children’s Place Retail Stores, Inc	$17,128
5,128	*	Christopher & Banks Corp	5,692
243		Citi Trends, Inc	5,681
424	*,e	Conn’s, Inc	10,193
231	*,e	Container Store Group, Inc	3,253
340		Core-Mark Holding Co, Inc	22,253
1,158		CST Brands, Inc	38,978
514	*	Destination XL Group, Inc	2,986
1,324		Dick’s Sporting Goods, Inc	65,684
344		Dillard’s, Inc (Class A)	30,062
4,462		Dollar General Corp	323,227
3,433	*	Dollar Tree, Inc	228,844
1,144		DSW, Inc (Class A)	28,955
284	*,e	Etsy, Inc	3,888
512	*	EVINE Live, Inc	1,341
1,458		Expedia, Inc	171,577
1,489	*	Express Parent LLC	26,608
183	*	Fenix Parts, Inc	1,222
647		Finish Line, Inc (Class A)	12,487
780	*,e	Five Below, Inc	26,192
2,014		Foot Locker, Inc	144,948
753	*	Francesca’s Holdings Corp	9,209
543		Fred’s, Inc (Class A)	6,435
254	*	FTD Cos, Inc	7,569
1,566	e	GameStop Corp (Class A)	64,535
3,431		Gap, Inc	97,784
343	*	Genesco, Inc	19,575
2,270		Genuine Parts Co	188,160
1,267		GNC Holdings, Inc	51,212
376		Group 1 Automotive, Inc	32,016
7,150	*	Groupon, Inc	23,309
822	e	Guess?, Inc	17,558
270		Haverty Furniture Cos, Inc	6,340
444	*,e	Hibbett Sports, Inc	15,544
19,112		Home Depot, Inc	2,207,245
475		HSN, Inc	27,189
4,378	*,e	JC Penney Co, Inc	40,672
247		Kirkland’s, Inc	5,320
3,068		Kohl’s Corp	142,079
3,601		L Brands, Inc	324,558
221	*,e	Lands’ End, Inc	5,969
6,931	*	Liberty Interactive Corp	181,800
1,061	*	Liberty TripAdvisor Holdings, Inc	23,522
2,046	*	Liberty Ventures	82,556
344		Lithia Motors, Inc (Class A)	37,190
4,504	*	LKQ Corp	127,733
13,913		Lowe’s Companies, Inc	958,884
368	*,e	Lumber Liquidators, Inc	4,836
5,020		Macy’s, Inc	257,626
333	*	MarineMax, Inc	4,705
324	*,e	Mattress Firm Holding Corp	13,530
696		Men’s Wearhouse, Inc	29,594
907	*	Michaels Cos, Inc	20,952
459		Monro Muffler, Inc	31,006
703	*	Murphy USA, Inc	38,630
6,216	*	NetFlix, Inc	641,864
2,054		Nordstrom, Inc	147,292
414		Nutri/System, Inc	10,979
7,892	*	Office Depot, Inc	50,667
1,484	*	O’Reilly Automotive, Inc	371,000
275	e	Outerwall, Inc	15,656
176	*	Overstock.com, Inc	3,020
363	*,e	Party City Holdco, Inc	5,797
613		Penske Auto Group, Inc	29,694
774	*	PEP Boys - Manny Moe & Jack	9,435

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

278	e	PetMed Express, Inc	$4,476
1,303	e	Pier 1 Imports, Inc	8,991
765	*	Priceline.com, Inc	946,198
765		Rent-A-Center, Inc	18,551
484	*,e	Restoration Hardware Holdings, Inc	45,162
6,110		Ross Stores, Inc	296,152
2,313	*	Sally Beauty Holdings, Inc	54,934
188	*,e	Sears Holdings Corp	4,249
757	*	Select Comfort Corp	16,563
203		Shoe Carnival, Inc	4,831
541	*	Shutterfly, Inc	19,341
1,203		Signet Jewelers Ltd	163,764
661		Sonic Automotive, Inc (Class A)	13,498
720	*,e	Sportsman’s Warehouse Holdings, Inc	8,870
411		Stage Stores, Inc	4,044
9,245		Staples, Inc	108,444
372		Stein Mart, Inc	3,601
151	*	Systemax, Inc	1,131
9,340		Target Corp	734,684
1,658		Tiffany & Co	128,031
1,018	*,e	Tile Shop Holdings, Inc	12,196
174	*	Tilly’s, Inc	1,281
10,011		TJX Companies, Inc	714,986
1,964		Tractor Supply Co	165,605
1,535		Travelport Worldwide Ltd	20,293
1,722	*	TripAdvisor, Inc	108,520
632	*	Tuesday Morning Corp	3,419
926	*	Ulta Salon Cosmetics & Fragrance, Inc	151,262
1,403	*	Urban Outfitters, Inc	41,220
432	*	Vitamin Shoppe, Inc	14,101
286	*	VOXX International Corp (Class A)	2,122
286	*,e	Wayfair, Inc	10,027
258	*	West Marine, Inc	2,265
1,340		Williams-Sonoma, Inc	102,309
32		Winmark Corp	3,293
949	*	zulily, Inc	16,513
314	*	Zumiez, Inc	4,908

		TOTAL RETAILING	15,885,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
667	*	Advanced Energy Industries, Inc	17,542
9,659	*,e	Advanced Micro Devices, Inc	16,613
302	*	Alpha & Omega Semiconductor Ltd	2,353
4,380		Altera Corp	219,350
521	*,e	Ambarella, Inc	30,109
1,424	*	Amkor Technology, Inc	6,394
4,566		Analog Devices, Inc	257,568
18,093		Applied Materials, Inc	265,786
1,648	*	Applied Micro Circuits Corp	8,751
5,910		Atmel Corp	47,694
3,744		Avago Technologies Ltd	468,037
2,300	*	Axcelis Technologies, Inc	6,141
8,082		Broadcom Corp (Class A)	415,657
977		Brooks Automation, Inc	11,441
353	*	Cabot Microelectronics Corp	13,675
171	*	Cascade Microtech, Inc	2,418
794	*	Cavium Networks, Inc	48,728
293	*	Ceva, Inc	5,441
912	*	Cirrus Logic, Inc	28,737
379		Cohu, Inc	3,737
1,573	*,e	Cree, Inc	38,114
4,786		Cypress Semiconductor Corp	40,777
534	*	Diodes, Inc	11,412
289	*	DSP Group, Inc	2,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,008	*	Entegris, Inc	$26,485
520	*	Exar Corp	3,094
1,676	*	Fairchild Semiconductor International, Inc	23,531
1,092	*	First Solar, Inc	46,683
821	*	Formfactor, Inc	5,566
1,596	*	Freescale Semiconductor Holdings Ltd	58,382
592	*	Inphi Corp	14,232
2,132	*	Integrated Device Technology, Inc	43,280
450		Integrated Silicon Solution, Inc	9,670
69,800		Intel Corp	2,103,772
1,885		Intersil Corp (Class A)	22,054
353		IXYS Corp	3,939
2,303		Kla-Tencor Corp	115,150
800	*	Kopin Corp	2,512
2,387		Lam Research Corp	155,943
1,579	*	Lattice Semiconductor Corp	6,079
3,463		Linear Technology Corp	139,732
336	*	MA-COM Technology Solutions	9,741
6,507		Marvell Technology Group Ltd	58,888
1,057	*	Mattson Technology, Inc	2,463
4,270		Maxim Integrated Products, Inc	142,618
962	*	MaxLinear, Inc	11,967
3,195	e	Microchip Technology, Inc	137,673
16,114	*	Micron Technology, Inc	241,388
1,371	*	Microsemi Corp	44,996
698		MKS Instruments, Inc	23,404
598		Monolithic Power Systems, Inc	30,618
321	*	Nanometrics, Inc	3,897
414	*	NeoPhotonics Corp Ltd	2,819
68		NVE Corp	3,301
8,083		Nvidia Corp	199,246
840	*	Omnivision Technologies, Inc	22,058
6,173	*	ON Semiconductor Corp	58,026
409	*	PDF Solutions, Inc	4,090
304		Pericom Semiconductor Corp	5,548
970	*	Photronics, Inc	8,788
2,499	*	PMC - Sierra, Inc	16,918
425		Power Integrations, Inc	17,922
2,240	*	Qorvo, Inc	100,912
1,707	*	Rambus, Inc	20,143
456	*	Rudolph Technologies, Inc	5,677
936	*	Semtech Corp	14,134
497	*	Sigma Designs, Inc	3,424
618	*	Silicon Laboratories, Inc	25,672
2,818		Skyworks Solutions, Inc	237,304
4,614	*,e	SunEdison, Inc	33,129
750	*,e	SunPower Corp	15,030
3,319		Teradyne, Inc	59,775
753		Tessera Technologies, Inc	24,405
15,218		Texas Instruments, Inc	753,595
395	*	Ultra Clean Holdings	2,267
367	*	Ultratech, Inc	5,879
512	*	Veeco Instruments, Inc	10,501
584	*	Xcerra Corp	3,668
3,722		Xilinx, Inc	157,813

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,268,909

SOFTWARE & SERVICES - 11.1%
482	*	A10 Networks, Inc	2,887
9,185		Accenture plc	902,518
1,674	*	ACI Worldwide, Inc	35,355
7,425		Activision Blizzard, Inc	229,358
552	*	Actua Corp	6,492
1,122	*	Acxiom Corp	22,171

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,326	*	Adobe Systems, Inc	$602,344
2,675	*	Akamai Technologies, Inc	184,736
923	*	Alliance Data Systems Corp	239,039
4,241	*	Alphabet, Inc (Class A)	2,707,327
4,328	*	Alphabet, Inc (Class C)	2,633,242
120	*,e	Amber Road, Inc	506
2,313		Amdocs Ltd	131,563
370	*	American Software, Inc (Class A)	3,485
555	*,e	Angie’s List, Inc	2,797
1,417	*	Ansys, Inc	124,894
1,235	*	Aspen Technology, Inc	46,819
3,320	*	Autodesk, Inc	146,545
7,020		Automatic Data Processing, Inc	564,127
591	*	AVG Technologies NV	12,854
899	*	Bankrate, Inc	9,305
106	*,e	Barracuda Networks, Inc	1,652
857	*,e	Bazaarvoice, Inc	3,865
111	*,e	Benefitfocus, Inc	3,469
303	*	Black Knight Financial Services, Inc	9,863
735		Blackbaud, Inc	41,248
780	*	Blackhawk Network Holdings, Inc	33,064
583	*	Blucora, Inc	8,028
1,464		Booz Allen Hamilton Holding Co	38,371
528	*	Bottomline Technologies, Inc	13,205
193	*,e	Box, Inc	2,428
460	*	Brightcove, Inc	2,263
1,849		Broadridge Financial Solutions, Inc	102,342
423	*	BroadSoft, Inc	12,673
4,657		CA, Inc	127,136
350	*	CACI International, Inc (Class A)	25,890
4,290	*	Cadence Design Systems, Inc	88,717
790	*	Callidus Software, Inc	13,422
238	*	Carbonite, Inc	2,649
644	*	Cardtronics, Inc	21,059
271	*	Care.com, Inc	1,393
155		Cass Information Systems, Inc	7,615
2,307		CDK Global, Inc	110,228
278	*	ChannelAdvisor Corp	2,763
1,042	*	Ciber, Inc	3,314
503	*,e	Cimpress NV	38,283
2,344	*	Citrix Systems, Inc	162,392
8,944	*	Cognizant Technology Solutions Corp (Class A)	559,984
633	*	Commvault Systems, Inc	21,497
2,093		Computer Sciences Corp	128,468
492	*	comScore, Inc	22,706
465	*	Constant Contact, Inc	11,272
1,361		Convergys Corp	31,453
779	*	Cornerstone OnDemand, Inc	25,707
481	*	CoStar Group, Inc	83,242
888	*,e	Coupons.com, Inc	7,992
485		CSG Systems International, Inc	14,938
342	*	Cvent, Inc	11,512
185	*	Datalink Corp	1,104
479	*,e	Demandware, Inc	24,755
606	*	DHI Group, Inc	4,430
110	e	Digimarc Corp	3,361
730	*,e	Digital Turbine, Inc	1,321
529		DST Systems, Inc	55,619
1,405		EarthLink Holdings Corp	10,931
17,755	*	eBay, Inc	433,932
405	e	Ebix, Inc	10,109
4,638	*	Electronic Arts, Inc	314,225
423	*	Ellie Mae, Inc	28,159
845	*	Endurance International Group Holdings, Inc	11,289
382	*	EnerNOC, Inc	3,018

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

505	*	Envestnet, Inc	$15,135
705	*	EPAM Systems, Inc	52,537
472		EPIQ Systems, Inc	6,098
80	*	ePlus, Inc	6,326
747	*	Euronet Worldwide, Inc	55,345
928	*	Everi Holdings, Inc	4,761
941		EVERTEC, Inc	17,004
101	*	Everyday Health, Inc	923
484	*	ExlService Holdings, Inc	17,874
31,840	*	Facebook, Inc	2,862,416
623		Factset Research Systems, Inc	99,562
458		Fair Isaac Corp	38,701
4,079		Fidelity National Information Services, Inc	273,619
1,984	*,e	FireEye, Inc	63,131
1,462	*	First American Corp	54,430
3,414	*	Fiserv, Inc	295,687
351	*	Five9, Inc	1,299
1,321	*	FleetCor Technologies, Inc	181,796
552	*,e	FleetMatics Group plc	27,098
178		Forrester Research, Inc	5,596
2,056	*	Fortinet, Inc	87,339
1,313	*	Gartner, Inc	110,200
2,284	*	Genpact Ltd	53,925
435	*	Gigamon, Inc	8,704
961		Global Payments, Inc	110,256
220	*,e	Globant S.A.	6,730
1,739	*,e	Glu Mobile, Inc	7,599
341	*,e	GoDaddy, Inc	8,597
805	*,e	Gogo, Inc	12,300
1,083	*	GrubHub, Inc	26,360
354	*	GTT Communications, Inc	8,234
239	*,e	Guidance Software, Inc	1,439
1,007	*	Guidewire Software, Inc	52,948
476		Hackett Group, Inc	6,545
526		Heartland Payment Systems, Inc	33,143
1,367	*	HomeAway, Inc	36,280
109	*	Hortonworks, Inc	2,386
268	*	HubSpot, Inc	12,427
1,056		IAC/InterActiveCorp	68,925
395	*	Imperva, Inc	25,865
889	*	Infoblox, Inc	14,206
225	*	Interactive Intelligence, Inc	6,685
729	*	Internap Network Services Corp	4,469
13,360		International Business Machines Corp	1,936,799
4,045		Intuit, Inc	358,994
745		j2 Global, Inc	52,783
1,354		Jack Henry & Associates, Inc	94,252
661	*	Jive Software, Inc	3,087
1,321	e	King Digital Entertainment plc	17,886
376	*	Knot, Inc	5,313
958		Leidos Holdings, Inc	39,575
884	*	Limelight Networks, Inc	1,688
1,618	*	LinkedIn Corp	307,630
915	*	Lionbridge Technologies	4,520
325	*	Liquidity Services, Inc	2,402
827	*	Liveperson, Inc	6,252
352	*	LogMeIn, Inc	23,992
261	*	Luxoft Holding, Inc	16,519
1,063	*	Manhattan Associates, Inc	66,225
349		Mantech International Corp (Class A)	8,969
441		Marchex, Inc (Class B)	1,777
353	*,e	Marin Software, Inc	1,105
500	*,e	Marketo, Inc	14,210
14,708		Mastercard, Inc (Class A)	1,325,485
946		MAXIMUS, Inc	56,344

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,291		Mentor Graphics Corp	$31,797
119,023		Microsoft Corp	5,267,958
133	*	MicroStrategy, Inc (Class A)	26,131
1,686	*,e	Millennial Media, Inc	2,951
577	*,e	MobileIron, Inc	1,789
259	*	Model N, Inc	2,593
529	*,e	ModusLink Global Solutions, Inc	1,513
445	*	MoneyGram International, Inc	3,569
572		Monotype Imaging Holdings, Inc	12,481
1,321	*	Monster Worldwide, Inc	8,481
605	*,e	NetSuite, Inc	50,760
808	*,e	NeuStar, Inc (Class A)	21,986
81	*,e	New Relic, Inc	3,087
949		NIC, Inc	16,807
3,638	*	Nuance Communications, Inc	59,554
385	*,e	OPOWER, Inc	3,430
46,618		Oracle Corp	1,683,842
3,044	*	Pandora Media, Inc	64,959
128	*,e	Park City Group, Inc	1,353
4,926		Paychex, Inc	234,625
454	*	Paycom Software, Inc	16,303
218	*,e	Paylocity Holding Corp	6,538
17,978	*	PayPal Holdings, Inc	558,037
508		Pegasystems, Inc	12,502
509	*	Perficient, Inc	7,854
1,174	*	Progress Software Corp	30,324
567	*	Proofpoint, Inc	34,201
336	*	PROS Holdings, Inc	7,439
1,652	*	PTC, Inc	52,434
279	*	Q2 Holdings, Inc	6,897
43		QAD, Inc (Class A)	1,101
1,405	*	QLIK Technologies, Inc	51,212
354	*	Qualys, Inc	10,075
335	*	QuinStreet, Inc	1,859
1,775	*	Rackspace Hosting, Inc	43,807
299	*	RealNetworks, Inc	1,223
755	*	RealPage, Inc	12,548
2,637	*	Red Hat, Inc	189,548
111		Reis, Inc	2,514
560	*	RetailMeNot, Inc	4,614
774	*	RingCentral, Inc	14,048
392	*,e	Rocket Fuel, Inc	1,831
1,271	*	Rovi Corp	13,333
364	*	Rubicon Project, Inc	5,289
1,637		Sabre Corp	44,494
9,601	*	Salesforce.com, Inc	666,597
329		Sapiens International Corp NV	3,790
661		Science Applications International Corp	26,579
368	*	Sciquest, Inc	3,680
488	*	Seachange International, Inc	3,074
2,213	*	ServiceNow, Inc	153,693
819	*	ServiceSource International LLC	3,276
346	*	Shutterstock, Inc	10,463
710	*,e	Silver Spring Networks, Inc	9,145
958	*	SolarWinds, Inc	37,592
962		Solera Holdings, Inc	51,948
1,801	*	Splunk, Inc	99,685
235	*	SPS Commerce, Inc	15,954
1,196		SS&C Technologies Holdings, Inc	83,768
205	*	Stamps.com, Inc	15,172
566	*	Sykes Enterprises, Inc	14,433
9,790		Symantec Corp	190,611
664	*	Synchronoss Technologies, Inc	21,779
2,495	*	Synopsys, Inc	115,219
547	*	Syntel, Inc	24,785

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

527	*	TA Indigo Holding Corp	$4,369
710	*	Tableau Software, Inc	56,644
1,302	*	Take-Two Interactive Software, Inc	37,406
519	*	Tangoe, Inc	3,737
222	*	TechTarget, Inc	1,891
646	*	TeleCommunication Systems, Inc (Class A)	2,222
397	*	TeleNav, Inc	3,101
235		TeleTech Holdings, Inc	6,296
2,241	*	Teradata Corp	64,899
280	*	Textura Corp	7,235
1,541	*	TiVo, Inc	13,345
2,490		Total System Services, Inc	113,121
86	*	Travelzoo, Inc	711
708	*,e	TrueCar, Inc	3,689
210	*	TubeMogul, Inc	2,209
8,336	*	Twitter, Inc	224,572
485	*	Tyler Technologies, Inc	72,415
411	*	Ultimate Software Group, Inc	73,573
686	*	Unisys Corp	8,163
2,060	*	Vantiv, Inc	92,535
124	*,e	Varonis Systems, Inc	1,932
418	*,e	Vasco Data Security International	7,123
1,621	*	VeriFone Systems, Inc	44,950
843	*	Verint Systems, Inc	36,375
1,618	*,e	VeriSign, Inc	114,166
631	*,e	VirnetX Holding Corp	2,246
427	*	Virtusa Corp	21,909
28,800		Visa, Inc (Class A)	2,006,208
1,284	*	VMware, Inc (Class A)	101,166
510	*	WebMD Health Corp (Class A)	20,318
695	*	Website Pros, Inc	14,651
7,422		Western Union Co	136,268
555	*	WEX, Inc	48,196
260	*,e	Wix.com Ltd	4,529
1,528	*	Workday, Inc	105,218
97	*	Workiva, Inc	1,473
15,887		Xerox Corp	154,581
454	*	Xoom Corp	11,296
320	*	Xura, Inc	7,162
13,723	*	Yahoo!, Inc	396,732
936	*,e	Yelp, Inc	20,274
272	*	Yodlee, Inc	4,387
775	*,e	Zendesk, Inc	15,275
668	*,e	Zillow Group, Inc	19,192
1,336	*,e	Zillow Group, Inc (Class C)	36,072
743	*	Zix Corp	3,128
10,999	*	Zynga, Inc	25,078

		TOTAL SOFTWARE & SERVICES	34,770,399

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
1,599	*,e	3D Systems Corp	18,468
806		Adtran, Inc	11,768
317	*,e	Aerohive Networks, Inc	1,896
400	*	Agilysys, Inc	4,448
211		Alliance Fiber Optic Products, Inc	3,606
4,441		Amphenol Corp (Class A)	226,313
412		Anixter International, Inc	23,805
84,762		Apple, Inc	9,349,249
411	*,e	Applied Optoelectronics, Inc	7,719
485	*,e	Arista Networks, Inc	29,677
1,961	*	ARRIS Group, Inc	50,927
1,379	*	Arrow Electronics, Inc	76,231
470	*,e	Avid Technology, Inc	3,741
1,923		Avnet, Inc	82,074

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

655		AVX Corp	$8,574
194	e	Badger Meter, Inc	11,264
144		Bel Fuse, Inc (Class B)	2,799
612		Belden CDT, Inc	28,574
750	*	Benchmark Electronics, Inc	16,320
226		Black Box Corp	3,331
6,014		Brocade Communications Systems, Inc	62,425
528	*	CalAmp Corp	8,496
643	*	Calix Networks, Inc	5,009
1,918		CDW Corp	78,369
606		Checkpoint Systems, Inc	4,393
1,778	*	Ciena Corp	36,840
74,830		Cisco Systems, Inc	1,964,287
153	*,e	Clearfield, Inc	2,055
1,253		Cognex Corp	43,066
334	*	Coherent, Inc	18,270
1,530	*	CommScope Holding Co, Inc	45,946
234		Comtech Telecommunications Corp	4,823
305	*,e	Control4 Corp	2,489
18,482		Corning, Inc	316,412
518	*	Cray, Inc	10,262
485		CTS Corp	8,977
548		Daktronics, Inc	4,751
936		Diebold, Inc	27,865
400	*	Digi International, Inc	4,716
716		Dolby Laboratories, Inc (Class A)	23,342
805	*	Dot Hill Systems Corp	7,833
255	*	DTS, Inc	6,808
250	*,e	Eastman Kodak Co	3,905
637	*	EchoStar Corp (Class A)	27,410
248		Electro Rent Corp	2,574
630	*	Electronics for Imaging, Inc	27,266
28,414		EMC Corp	686,482
381	*	EMCORE Corp	2,591
1,428	*	Extreme Networks, Inc	4,798
1,071	*	F5 Networks, Inc	124,022
508	*	Fabrinet	9,312
215	*	FARO Technologies, Inc	7,525
597		FEI Co	43,605
1,797	*	Finisar Corp	20,001
617	*	Fitbit, Inc	23,255
2,138		Flir Systems, Inc	59,843
497	*	GSI Group, Inc	6,327
1,256	*	Harmonic, Inc	7,285
1,906		Harris Corp	139,424
26,585		Hewlett-Packard Co	680,842
747	*	II-VI, Inc	12,012
163	*,e	Imation Corp	347
400	*	Immersion Corp	4,492
1,872	*,e	Infinera Corp	36,616
2,335		Ingram Micro, Inc (Class A)	63,605
620	*	Insight Enterprises, Inc	16,027
520		InterDigital, Inc	26,312
1,144	*	InvenSense, Inc	10,628
497	*,e	IPG Photonics Corp	37,757
653	*	Itron, Inc	20,837
867	*	Ixia	12,563
2,873		Jabil Circuit, Inc	64,269
5,675		Juniper Networks, Inc	145,904
2,590	*	Keysight Technologies, Inc	79,876
411	*	Kimball Electronics, Inc	4,903
1,229	*,e	Knowles Corp	22,650
172	*	KVH Industries, Inc	1,720
882		Lexmark International, Inc (Class A)	25,560
323		Littelfuse, Inc	29,441

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

610	*	Lumentum Holdings, Inc	$10,339
497	*	Mercury Computer Systems, Inc	7,907
41		Mesa Laboratories, Inc	4,567
657		Methode Electronics, Inc	20,958
2,599	e	Motorola, Inc	177,720
221		MTS Systems Corp	13,284
160	*	Multi-Fineline Electronix, Inc	2,672
1,621		National Instruments Corp	45,048
2,665	*	NCR Corp	60,629
4,729		NetApp, Inc	139,978
454	*	Netgear, Inc	13,243
1,579	*	Netscout Systems, Inc	55,849
535	*	Newport Corp	7,356
727	*,e	Nimble Storage, Inc	17,535
576	*	Novatel Wireless, Inc	1,273
2,855	*	Oclaro, Inc	6,567
283	*	OSI Systems, Inc	21,780
1,044	*	Palo Alto Networks, Inc	179,568
291		Park Electrochemical Corp	5,119
196		PC Connection, Inc	4,063
554		Plantronics, Inc	28,171
511	*	Plexus Corp	19,714
1,944	*	Polycom, Inc	20,373
1,170	*	QLogic Corp	11,993
23,985		Qualcomm, Inc	1,288,714
4,721	*	Quantum Corp	3,292
485	*	RealD, Inc	4,661
383	*	Rofin-Sinar Technologies, Inc	9,931
267	*	Rogers Corp	14,199
1,077	*	Ruckus Wireless, Inc	12,795
3,134		SanDisk Corp	170,270
1,189	*	Sanmina Corp	25,409
410	*	Scansource, Inc	14,539
839	*	ShoreTel, Inc	6,267
435	*	Silicon Graphics International Corp	1,710
704	*	Sonus Networks, Inc	4,027
703	*,e	Stratasys Ltd	18,622
463	*	Super Micro Computer, Inc	12,621
529	*	Synaptics, Inc	43,621
382		SYNNEX Corp	32,493
512	*	Tech Data Corp	35,072
3,730	*	Trimble Navigation Ltd	61,247
846	*	TTM Technologies, Inc	5,271
443	e	Ubiquiti Networks, Inc	15,013
579	*	Universal Display Corp	19,628
617	*	Viasat, Inc	39,667
3,054	*	Viavi Solutions, Inc	16,400
1,934	*,e	Violin Memory, Inc	2,669
1,815	e	Vishay Intertechnology, Inc	17,587
161	*	Vishay Precision Group, Inc	1,866
3,324		Western Digital Corp	264,059
730	*	Zebra Technologies Corp (Class A)	55,882

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	18,213,442

TELECOMMUNICATION SERVICES - 2.2%
1,188	*	8x8, Inc	9,825
89,508		AT&T, Inc	2,916,171
105		Atlantic Tele-Network, Inc	7,763
201	*	Boingo Wireless, Inc	1,664
8,190		CenturyTel, Inc	205,733
3,005	*	Cincinnati Bell, Inc	9,376
675		Cogent Communications Group, Inc	18,333
945		Consolidated Communications Holdings, Inc	18,210
533	*	Fairpoint Communications, Inc	8,213

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

19,858	e	Frontier Communications Corp	$94,325
464	*	General Communication, Inc (Class A)	8,009
6,783	*,e	Globalstar, Inc	10,649
126	*	Hawaiian Telcom Holdco, Inc	2,618
238		IDT Corp (Class B)	3,403
814	*,e	inContact, Inc	6,113
391		Inteliquent, Inc	8,731
367	*,e	Intelsat S.A.	2,360
1,082	*,e	Iridium Communications, Inc	6,654
4,242	*	Level 3 Communications, Inc	185,333
323		Lumos Networks Corp	3,928
181	*	NTELOS Holdings Corp	1,634
877	*	Orbcomm, Inc	4,894
184	*,e	Pacific DataVision, Inc	5,502
679	*	Premiere Global Services, Inc	9,329
1,900	*	SBA Communications Corp (Class A)	199,006
364		Shenandoah Telecom Co	15,583
309		Spok Holdings, Inc	5,086
10,684	*,e	Sprint Corp	41,027
349	*,e	Straight Path Communications, Inc	14,103
1,431		Telephone & Data Systems, Inc	35,718
3,999	*	T-Mobile US, Inc	159,200
200	*	US Cellular Corp	7,086
60,008		Verizon Communications, Inc	2,610,948
2,337	*	Vonage Holdings Corp	13,742
1,408	e	Windstream Holdings, Inc	8,645
2,070	*,e	Zayo Group Holdings, Inc	52,495

		TOTAL TELECOMMUNICATION SERVICES	6,711,409

TRANSPORTATION - 2.2%
776	*	Air Transport Services Group, Inc	6,635
1,857		Alaska Air Group, Inc	147,539
198		Allegiant Travel Co	42,817
105		Amerco, Inc	41,314
10,167		American Airlines Group, Inc	394,785
378		Arkansas Best Corp	9,741
363	*	Atlas Air Worldwide Holdings, Inc	12,545
1,524	*	Avis Budget Group, Inc	66,568
390	*	Celadon Group, Inc	6,248
2,210		CH Robinson Worldwide, Inc	149,794
826		Con-Way, Inc	39,194
473		Copa Holdings S.A. (Class A)	19,833
169	*	Covenant Transportation Group, Inc	3,037
14,485		CSX Corp	389,647
11,983		Delta Air Lines, Inc	537,677
342	*	Eagle Bulk Shipping, Inc	2,028
427	*	Echo Global Logistics, Inc	8,369
2,753		Expeditors International of Washington, Inc	129,529
4,152		FedEx Corp	597,805
419		Forward Air Corp	17,384
756	*	Genesee & Wyoming, Inc (Class A)	44,664
928	*,e	Golden Ocean Group Ltd (Oslo)	2,283
985	*	Hawaiian Holdings, Inc	24,310
666		Heartland Express, Inc	13,280
6,017	*	Hertz Global Holdings, Inc	100,664
500	*	Hub Group, Inc (Class A)	18,205
1,324		J.B. Hunt Transport Services, Inc	94,534
4,853	*	JetBlue Airways Corp	125,062
1,673		Kansas City Southern Industries, Inc	152,042
791	*	Kirby Corp	49,002
937		Knight Transportation, Inc	22,488
644		Landstar System, Inc	40,875
1,005		Macquarie Infrastructure Co LLC	75,033
319		Marten Transport Ltd	5,158

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

698		Matson, Inc	$26,866
1,614	e	Navios Maritime Holdings, Inc	4,019
4,511		Norfolk Southern Corp	344,640
1,017	*	Old Dominion Freight Line	62,037
118		Park-Ohio Holdings Corp	3,405
958	*	Radiant Logistics, Inc	4,273
411	*	Roadrunner Transportation Services Holdings, Inc	7,562
808		Ryder System, Inc	59,824
1,151		Safe Bulkers, Inc	3,177
358	*	Saia, Inc	11,080
5,141	*	Scorpio Bulkers, Inc	7,506
1,232		Skywest, Inc	20,550
9,692		Southwest Airlines Co	368,684
1,197	*	Spirit Airlines, Inc	56,618
1,289	*	Swift Transportation Co, Inc	19,361
12,882		Union Pacific Corp	1,138,898
5,628	*	United Continental Holdings, Inc	298,565
10,334		United Parcel Service, Inc (Class B)	1,019,862
122		Universal Truckload Services, Inc	1,900
139	*	USA Truck, Inc	2,395
1,203	*	UTI Worldwide, Inc	5,522
407	*,e	Virgin America, Inc	13,932
627		Werner Enterprises, Inc	15,738
849	*	Wesco Aircraft Holdings, Inc	10,358
1,103	*,e	XPO Logistics, Inc	26,284
521	*	YRC Worldwide, Inc	6,908

		TOTAL TRANSPORTATION	6,930,053

UTILITIES - 3.1%
710	e	Abengoa Yield plc	11,750
9,820		AES Corp	96,138
1,710		AGL Resources, Inc	104,378
719		Allete, Inc	36,302
1,628		Alliant Energy Corp	95,222
3,624		Ameren Corp	153,186
7,209		American Electric Power Co, Inc	409,904
543		American States Water Co	22,480
2,584		American Water Works Co, Inc	142,327
2,635		Aqua America, Inc	69,748
111		Artesian Resources Corp	2,680
1,866	e	Atlantic Power Corp	3,471
1,407		Atmos Energy Corp	81,859
912		Avista Corp	30,324
656		Black Hills Corp	27,119
641		California Water Service Group	14,179
5,965	*	Calpine Corp	87,089
5,931		Centerpoint Energy, Inc	106,995
207		Chesapeake Utilities Corp	10,988
937		Cleco Corp	49,886
4,058		CMS Energy Corp	143,329
146		Connecticut Water Service, Inc	5,332
4,332		Consolidated Edison, Inc	289,594
213	e	Consolidated Water Co, Inc	2,471
8,691		Dominion Resources, Inc	611,673
2,680		DTE Energy Co	215,392
10,119		Duke Energy Corp	727,961
1,845	*	Dynegy, Inc	38,136
4,790		Edison International	302,105
600		El Paso Electric Co	22,092
864		Empire District Electric Co	19,034
2,652		Entergy Corp	172,645
4,674		Eversource Energy	236,598
12,673		Exelon Corp	376,388
6,034		FirstEnergy Corp	188,925

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

182	e	Genie Energy Ltd	$1,498
2,223		Great Plains Energy, Inc	60,065
1,618		Hawaiian Electric Industries, Inc	46,420
750		Idacorp, Inc	48,532
2,232		ITC Holdings Corp	74,415
609		Laclede Group, Inc	33,209
2,800		MDU Resources Group, Inc	48,160
501		MGE Energy, Inc	20,636
214		Middlesex Water Co	5,102
1,140	e	National Fuel Gas Co	56,977
1,226		New Jersey Resources Corp	36,817
6,502		NextEra Energy, Inc	634,270
4,449		NiSource, Inc	82,529
392		Northwest Natural Gas Co	17,969
823		NorthWestern Corp	44,302
4,874		NRG Energy, Inc	72,379
495	e	NRG Yield, Inc (Class A)	5,519
1,714	e	NRG Yield, Inc (Class C)	19,900
2,807		OGE Energy Corp	76,800
863		ONE Gas, Inc	39,120
539	e	Ormat Technologies, Inc	18,342
489		Otter Tail Corp	12,743
860	e	Pattern Energy Group, Inc	16,417
3,547		Pepco Holdings, Inc	85,908
6,987		PG&E Corp	368,914
1,141		Piedmont Natural Gas Co, Inc	45,720
1,829		Pinnacle West Capital Corp	117,312
1,143		PNM Resources, Inc	32,061
1,365		Portland General Electric Co	50,464
9,862		PPL Corp	324,361
7,371		Public Service Enterprise Group, Inc	310,761
3,138		Questar Corp	60,909
2,025		SCANA Corp	113,926
3,609		Sempra Energy	349,062
210		SJW Corp	6,457
884		South Jersey Industries, Inc	22,321
13,304		Southern Co	594,689
672		Southwest Gas Corp	39,191
449		Spark Energy, Inc	7,431
1,205	*	Talen Energy Corp	12,171
3,378		TECO Energy, Inc	88,706
744		TerraForm Power, Inc	10,580
2,418		UGI Corp	84,195
895		UIL Holdings Corp	44,992
205		Unitil Corp	7,560
1,188		Vectren Corp	49,908
298	*,e	Vivint Solar, Inc	3,123
4,635		WEC Energy Group, Inc	242,040
1,868		Westar Energy, Inc	71,806
691		WGL Holdings, Inc	39,850
7,268		Xcel Energy, Inc	257,360
183		York Water Co	3,847

		TOTAL UTILITIES	9,825,446

		TOTAL COMMON STOCKS (Cost $201,826,088)	309,800,861

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
303	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	112

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

104	m	Furiex Pharmaceuticals, Inc	$1,016
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,193

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $2,812)	2,982

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
8,048,353	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	8,048,353

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,048,353

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,048,353)	8,048,353

		TOTAL INVESTMENTS - 101.6% (Cost $209,877,253)	317,852,196
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(5,072,173)

		NET ASSETS - 100.0%	$312,780,023

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,975,111.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.9%

AUSTRALIA - 0.4%
24,075		BHP Billiton Ltd	$380,248

		TOTAL AUSTRALIA	380,248

BELGIUM - 0.1%
5,102	e	Fagron NV	97,266

		TOTAL BELGIUM	97,266

DENMARK - 1.1%
30,165		H Lundbeck AS	804,250
4,331		Novo Nordisk AS	233,721

		TOTAL DENMARK	1,037,971

FINLAND - 0.7%
24,209	e	KCI Konecranes Oyj	606,066

		TOTAL FINLAND	606,066

FRANCE - 22.0%
111,505		Accor S.A.	5,228,156
3,443	e	Aeroports de Paris	390,781
5,901		BNP Paribas	347,416
21,895		Compagnie de Saint-Gobain	950,251
39,701		Edenred	650,087
47,174	g	Elior Participations S.C.A	903,525
37,623		Essilor International S.A.	4,596,337
39,497		Renault S.A.	2,849,815
34,610		Schneider Electric S.A.	1,938,125
38,968		Vinci S.A.	2,477,922

		TOTAL FRANCE	20,332,415

GERMANY - 16.6%
77,654		Adidas-Salomon AG.	6,261,031
222,723	*	Commerzbank AG.	2,352,350
12,038		Deutsche Boerse AG.	1,038,205
14,794		Henkel KGaA (Preference)	1,523,714
16,591		Lanxess AG.	776,840
20,911		Linde AG.	3,396,458

		TOTAL GERMANY	15,348,598

HONG KONG - 1.3%
54,754	e	Melco PBL Entertainment Macau Ltd (ADR)	753,415
155,600		Sands China Ltd	472,629

		TOTAL HONG KONG	1,226,044

INDIA - 9.6%
7,390		Eicher Motors Ltd	2,008,316
5,812		Emami Ltd	102,324
158,064		HDFC Bank Ltd	2,582,144
140,221		IndusInd Bank Ltd	2,018,146
48,093		Larsen & Toubro Ltd	1,078,050

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

15,277		Maruti Udyog Ltd	$1,094,506

		TOTAL INDIA	8,883,486

JAPAN - 14.2%
1,600		Daikin Industries Ltd	89,737
31,800		Don Quijote Co Ltd	1,198,087
4,100	e	Fast Retailing Co Ltd	1,667,712
21,300		Murata Manufacturing Co Ltd	2,751,417
1,453	*	Nomura Holdings, Inc	8,434
84,425	*,e	Olympus Corp	2,633,916
230,400	*,e	Pioneer Corp	500,648
126,150	*	Sony Corp	3,092,202
26,200		Sony Financial Holdings, Inc	430,019
12,300	*	Toyota Motor Corp	720,139

		TOTAL JAPAN	13,092,311

NETHERLANDS - 3.9%
1,248		ASML Holding NV	109,703
24,881		Heineken NV	2,014,579
102,070		ING Groep NV	1,442,770
51		Royal Dutch Shell plc (A Shares)	1,204

		TOTAL NETHERLANDS	3,568,256

SWEDEN - 3.7%
34,301		Electrolux AB (Series B)	969,237
253,837		Volvo AB (B Shares)	2,431,542

		TOTAL SWEDEN	3,400,779

SWITZERLAND - 4.2%
3,261		Burckhardt Compression Holding AG.	1,054,608
2,037		Geberit AG.	623,150
17		Givaudan S.A.	27,662
17,254		Swatch Group AG. (Registered)	1,244,702
5,660		UBS AG.	104,642
3,350		Zurich Financial Services AG.	822,446

		TOTAL SWITZERLAND	3,877,210

UNITED KINGDOM - 18.6%
6,135		ARM Holdings plc	88,143
9,244		Associated British Foods plc	467,831
318,420		Barclays plc	1,178,404
69,020		Essentra plc	822,379
779,519		Group 4 Securicor plc	2,725,077
58,446		Henderson Group plc	230,354
556,449		Man Group plc	1,291,657
3,180		Rio Tinto plc	106,699
409,728		Sky plc	6,482,317
903,685		Tesco plc	2,510,069
69,414		Weir Group plc	1,231,504

		TOTAL UNITED KINGDOM	17,134,434

UNITED STATES - 0.5%
19,903	*	Qiagen NV	513,400

		TOTAL UNITED STATES	513,400

		TOTAL COMMON STOCKS (Cost $92,154,262)	89,498,484

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 5.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.5%
5,038,933	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$5,038,933

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,038,933

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,038,933)	5,038,933

		TOTAL INVESTMENTS - 102.4% (Cost $97,193,195)	94,537,417
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(2,213,444)

		NET ASSETS - 100.0%	$92,323,973

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,831,667.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, the total value of these securities amounted to $903,525 or 1.0% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2015

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$32,534,596	35.1%
INDUSTRIALS	19,158,741	20.8
FINANCIALS	13,846,987	15.0
HEALTH CARE	8,878,890	9.6
CONSUMER STAPLES	6,618,517	7.2
MATERIALS	5,510,286	6.0
INFORMATION TECHNOLOGY	2,949,263	3.2
ENERGY	1,204	0.0
SHORT-TERM INVESTMENTS	5,038,933	5.5
OTHER ASSETS & LIABILITIES, NET	(2,213,444)	(2.4)

NET ASSETS	$92,323,973	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.1%
$ 49,625	i	Dealer Tire LLC	5.500%	12/22/21	$49,842
74,250	i	Gates Global LLC	4.250	07/05/21	70,219

		TOTAL AUTOMOBILES & COMPONENTS			120,061

CAPITAL GOODS - 0.1%
25,000	i	CHI Overhead Doors, Inc	4.750	07/31/22	24,945
91,345	i	Otter Products LLC	5.750	06/03/20	88,909
25,000	i	Plaze, Inc	5.250	07/31/22	24,937

		TOTAL CAPITAL GOODS			138,791

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
148,226	i	AECOM Technology Corp	3.750	10/17/21	148,272
59,550	i	Creative Artists Agency LLC	9.000	12/17/21	59,575
25,000	h,i	Staples, Inc	3.500	04/24/21	24,853

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			232,700

CONSUMER SERVICES - 0.2%
100,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	98,000
100,000	i	Knowledge Universe Education LLC	6.000	08/13/22	98,500
133,241	i	Spin Holdco, Inc	4.250	11/14/19	130,494

		TOTAL CONSUMER SERVICES			326,994

DIVERSIFIED FINANCIALS - 0.1%
200,000	h,i	DTZ US Borrower LLC	4.250	11/04/21	197,688
98,747	i	TransUnion LLC	3.500	04/09/21	97,636

		TOTAL DIVERSIFIED FINANCIALS			295,324

ENERGY - 0.0%
2,950	i	Granite Acquisition, Inc	5.000	12/19/21	2,886
66,547	i	Granite Acquisition, Inc	5.000	12/19/21	65,105

		TOTAL ENERGY			67,991

FOOD, BEVERAGE & TOBACCO - 0.0%
30,000	i	Hostess Brands LLC	4.500	08/03/22	30,009
12,981	i	Post Holdings, Inc	3.750	06/02/21	12,971

		TOTAL FOOD, BEVERAGE & TOBACCO			42,980

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
87,616	i	Capsugel Holdings US, Inc	3.500	08/01/18	87,256
98,936	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	98,667

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			185,923

INSURANCE - 0.0%
65,483	h,i	Acrisure LLC	5.250	05/19/22	63,355

		TOTAL INSURANCE			63,355

MATERIALS - 0.1%
69,475	i	Eco Services Operations LLC	4.750	12/04/21	69,128
145,926	i	Signode Industrial Group US, Inc	3.750	05/01/21	144,649

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 40,000	i	Solenis International LP	7.750%	07/31/22	$38,067

		TOTAL MATERIALS			251,844

MEDIA - 0.2%
100,000	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	99,906
124,551	i	CSC Holdings LLC	2.694	04/17/20	123,597
75,000	i	CSC Holdings LLC	5.000	09/25/22	74,513
97,241	i	Univision Communications, Inc	4.000	03/01/20	96,527

		TOTAL MEDIA			394,543

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,500	i	Endo Luxembourg Finance I Co Sarl	3.750	09/26/22	12,449

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,449

SOFTWARE & SERVICES - 0.2%
155,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	131,750
69,296	i	IMS Health, Inc	3.500	03/17/21	68,907
48,818	i	Mitchell International, Inc	4.500	10/13/20	48,544
43,304	i	P2 Lower Acquisition LLC	5.500	10/22/20	43,385
74,250	i	ProQuest LLC	5.250	10/24/21	74,126
3,139	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	3,141
19,843	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	19,856

		TOTAL SOFTWARE & SERVICES			389,709

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,750	i	CommScope, Inc	3.750	12/29/22	99,542
69,302	i	Sensata Technologies BV	3.000	10/11/21	69,128
18,818	i	Zebra Technologies Corp	4.750	10/27/21	18,904

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			187,574

		TOTAL BANK LOAN OBLIGATIONS (Cost $2,743,809)			2,710,238

BONDS - 92.5%

CORPORATE BONDS - 42.0%

AUTOMOBILES & COMPONENTS - 0.2%
75,000	g	Gates Global LLC	6.000	07/15/22	60,375
175,000		Magna International, Inc	3.625	06/15/24	170,002
100,000		Magna International, Inc	4.150	10/01/25	100,052
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	141,750

		TOTAL AUTOMOBILES & COMPONENTS			472,179

BANKS - 6.7%
200,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	197,480
200,000		Bank of America Corp	5.300	03/15/17	210,098
500,000		Bank of America Corp	4.000	01/22/25	489,052
275,000		Bank of America Corp	3.950	04/21/25	267,640
200,000		Bank of America Corp	4.750	04/21/45	191,816
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	151,874
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	225,177
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	148,828
200,000		Barclays plc	2.750	11/08/19	201,299
325,000		Barclays plc	3.650	03/16/25	310,292
250,000		Branch Banking & Trust Co	2.300	10/15/18	253,492
1,025,000		Capital One Bank USA NA	2.950	07/23/21	1,014,650
60,000		Capital One Bank USA NA	3.375	02/15/23	58,380
100,000		Citigroup, Inc	2.550	04/08/19	100,918

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 325,000		Citigroup, Inc	4.400%	06/10/25	$326,999
150,000		Citigroup, Inc	4.450	09/29/27	148,903
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	100,464
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	129,195
175,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	191,408
150,000	g	Credit Agricole S.A.	2.750	06/10/20	152,162
175,000	g	Credit Agricole S.A.	4.375	03/17/25	168,986
225,000		Discover Bank	3.100	06/04/20	227,215
200,000		Fifth Third Bancorp	2.375	04/25/19	201,926
200,000	g	HSBC Bank plc	1.500	05/15/18	198,911
150,000	g	HSBC Bank plc	4.125	08/12/20	162,548
150,000		HSBC USA, Inc	2.375	11/13/19	149,687
200,000		HSBC USA, Inc	2.350	03/05/20	197,265
350,000		HSBC USA, Inc	2.750	08/07/20	351,131
200,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	196,726
375,000		JPMorgan Chase & Co	2.750	06/23/20	378,152
500,000		JPMorgan Chase & Co	3.875	02/01/24	515,190
425,000		JPMorgan Chase & Co	3.900	07/15/25	434,774
150,000		JPMorgan Chase & Co	4.250	10/01/27	149,460
1,535,000		JPMorgan Chase & Co	4.950	06/01/45	1,540,498
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	94,282
205,000		KeyBank NA	2.500	12/15/19	207,573
150,000		KeyBank NA	2.250	03/16/20	149,712
350,000		KeyBank NA	3.300	06/01/25	346,844
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,545
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	223,670
175,000		PNC Bank NA	2.200	01/28/19	176,902
225,000		PNC Bank NA	2.250	07/02/19	226,415
350,000		PNC Bank NA	2.600	07/21/20	354,624
150,000		PNC Bank NA	2.700	11/01/22	144,737
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	172,130
500,000		Royal Bank of Canada	1.200	09/19/17	500,045
175,000		Royal Bank of Canada	2.200	07/27/18	177,634
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,182
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	150,830
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	254,504
100,000		SunTrust Banks, Inc	2.750	05/01/23	96,247
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	196,492
150,000		Union Bank NA	2.125	06/16/17	151,592
125,000		UnionBanCal Corp	3.500	06/18/22	128,436
370,000		US Bank NA	2.800	01/27/25	360,440
200,000		Westpac Banking Corp	2.250	01/17/19	202,837
200,000	g	Zenith Bank plc	6.250	04/22/19	180,000

		TOTAL BANKS			14,415,269

CAPITAL GOODS - 1.1%
150,000		Caterpillar Financial Services Corp	2.250	12/01/19	150,565
125,000		Caterpillar Financial Services Corp	3.250	12/01/24	122,816
150,000	g	CRH America, Inc	3.875	05/18/25	150,295
100,000		Eaton Corp	4.000	11/02/32	96,075
100,000		Embraer Netherlands Finance BV	5.050	06/15/25	92,525
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	122,786
150,000		John Deere Capital Corp	2.450	09/11/20	151,282
175,000		John Deere Capital Corp	3.400	09/11/25	176,090
200,000	g	Myriad International Holdings BV	5.500	07/21/25	196,088
125,000		Rockwell Automation, Inc	2.050	03/01/20	125,480
115,000		Rockwell Automation, Inc	2.875	03/01/25	114,261
100,000	g	Schaeffler Finance BV	4.750	05/15/21	98,500
150,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	153,621
100,000	g	Stena AB	7.000	02/01/24	88,500
425,000		Timken Co	3.875	09/01/24	408,569
50,000		United Technologies Corp	4.500	06/01/42	51,036

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		United Technologies Corp	4.150%	05/15/45	$145,637

		TOTAL CAPITAL GOODS			2,444,126

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
500,000		21st Century Fox America, Inc	3.000	09/15/22	492,814
50,000		21st Century Fox America, Inc	6.900	08/15/39	61,128
100,000		ADT Corp	6.250	10/15/21	103,125
25,000	g	AECOM Technology Corp	5.750	10/15/22	25,187
50,000	g	AECOM Technology Corp	5.875	10/15/24	50,375
250,000		Air Lease Corp	3.875	04/01/21	253,125
250,000	g	Daimler Finance North America LLC	3.300	05/19/25	241,879
150,000		Fluor Corp	3.500	12/15/24	152,540
75,000		Republic Services, Inc	3.800	05/15/18	78,705
250,000		Republic Services, Inc	3.550	06/01/22	256,333
150,000		Republic Services, Inc	3.200	03/15/25	145,971
75,000		United Rentals North America, Inc	5.500	07/15/25	70,125
250,000		Waste Management, Inc	2.600	09/01/16	253,405
100,000		Waste Management, Inc	2.900	09/15/22	99,083
50,000		Waste Management, Inc	3.900	03/01/35	47,134
50,000		Waste Management, Inc	4.100	03/01/45	46,854
75,000	g	XPO Logistics, Inc	6.500	06/15/22	63,422

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,441,205

CONSUMER DURABLES & APPAREL - 0.1%
100,000		PVH Corp	4.500	12/15/22	96,750
100,000		Whirlpool Corp	3.700	03/01/23	100,475

		TOTAL CONSUMER DURABLES & APPAREL			197,225

CONSUMER SERVICES - 0.2%
200,000	g	1011778 BC / New Red Fin	6.000	04/01/22	203,000
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	153,858
43,000	g	Six Flags Entertainment Corp	5.250	01/15/21	43,000
70,000		Speedway Motorsports, Inc	5.125	02/01/23	68,600

		TOTAL CONSUMER SERVICES			468,458

DIVERSIFIED FINANCIALS - 5.1%
40,000		Abbey National Treasury Services plc	4.000	04/27/16	40,720
125,000		American Express Centurion Bank	6.000	09/13/17	135,203
725,000		American Express Credit Corp	2.250	08/15/19	727,581
350,000		American Honda Finance Corp	2.450	09/24/20	349,813
750,000	g,i	Armor Re Ltd	4.060	12/15/16	756,075
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,636
225,000	g	Bayer US Finance LLC	2.375	10/08/19	227,929
200,000	g	Bayer US Finance LLC	3.375	10/08/24	201,150
200,000	g	BBVA Bancomer S.A.	6.750	09/30/22	216,500
200,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	196,500
200,000	g	Comcel Trust	6.875	02/06/24	197,000
125,000		Credit Suisse	2.300	05/28/19	125,634
125,000		Credit Suisse	3.000	10/29/21	125,184
150,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	145,734
250,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	245,129
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	67,168
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	253,963
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	37,785
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	742,360
275,000		Ford Motor Credit Co LLC	3.157	08/04/20	274,705
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	273,869
100,000		General Electric Capital Corp	2.200	01/09/20	101,125
750,000		General Electric Capital Corp	3.100	01/09/23	767,113
200,000		General Motors Financial Co, Inc	3.200	07/13/20	197,569
40,000		General Motors Financial Co, Inc	4.375	09/25/21	40,791
200,000		Goldman Sachs Group, Inc	3.625	01/22/23	202,716

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		Goldman Sachs Group, Inc	3.500%	01/23/25	$295,497
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	29,800
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	126,787
100,000		Icahn Enterprises LP	4.875	03/15/19	100,150
130,000		International Lease Finance Corp	5.750	05/15/16	131,950
100,000		International Lease Finance Corp	3.875	04/15/18	99,750
100,000		International Lease Finance Corp	5.875	08/15/22	106,500
100,000		Legg Mason, Inc	2.700	07/15/19	100,607
100,000		Legg Mason, Inc	3.950	07/15/24	100,329
325,000		Morgan Stanley	1.875	01/05/18	325,745
225,000		Morgan Stanley	2.650	01/27/20	226,078
450,000		Morgan Stanley	2.800	06/16/20	453,238
150,000		Morgan Stanley	4.000	07/23/25	153,364
200,000		Morgan Stanley	3.950	04/23/27	192,709
250,000		Morgan Stanley	6.375	07/24/42	309,365
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	62,528
50,000	g	NewStar Financial, Inc	7.250	05/01/20	49,750
100,000	g	SUAM Finance BV	4.875	04/17/24	100,000
100,000		Textron, Inc	3.875	03/01/25	100,312
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	150,297
100,000		Unilever Capital Corp	3.100	07/30/25	101,662
425,000		Wells Fargo & Co	3.550	09/29/25	425,517
350,000		Wells Fargo & Co	4.300	07/22/27	356,873
150,000		Wells Fargo & Co	3.900	05/01/45	138,270

		TOTAL DIVERSIFIED FINANCIALS			10,942,030

ENERGY - 3.0%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	51,961
30,000		Anadarko Petroleum Corp	6.950	06/15/19	33,857
280,000		Ashland, Inc	3.875	04/15/18	282,100
250,000		BP Capital Markets plc	1.375	05/10/18	248,244
300,000		BP Capital Markets plc	2.315	02/13/20	301,135
50,000		California Resources Corp	5.000	01/15/20	32,156
165,000		Calumet Specialty Products Partners LP	6.500	04/15/21	148,500
50,000	i	Chesapeake Energy Corp	3.539	04/15/19	35,500
250,000		Chevron Corp	2.355	12/05/22	241,845
192,000		Cimarex Energy Co	4.375	06/01/24	187,006
150,000		Concho Resources, Inc	5.500	04/01/23	142,500
105,000		Continental Resources, Inc	5.000	09/15/22	91,875
200,000		Ecopetrol S.A.	5.375	06/26/26	174,500
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,800
200,000		Enterprise Products Operating LLC	3.750	02/15/25	191,161
250,000		Enterprise Products Operating LLC	5.100	02/15/45	228,319
25,000		EP Energy LLC	6.375	06/15/23	18,500
75,000		Exterran Partners LP	6.000	10/01/22	62,812
100,000		Husky Energy, Inc	3.950	04/15/22	96,607
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	105,000
50,000		Marathon Petroleum Corp	3.500	03/01/16	50,507
100,000		Marathon Petroleum Corp	3.625	09/15/24	96,679
100,000		Noble Energy, Inc	5.625	05/01/21	100,600
100,000		Noble Energy, Inc	3.900	11/15/24	93,038
25,000		Noble Energy, Inc	5.250	11/15/43	22,224
100,000		Noble Holding International Ltd	4.000	03/16/18	94,723
75,000		Noble Holding International Ltd	3.950	03/15/22	56,440
200,000		ONE Gas, Inc	2.070	02/01/19	200,137
100,000		ONE Gas, Inc	3.610	02/01/24	103,428
100,000	i	Petrobras Global Finance BV	1.953	05/20/16	94,250
50,000		Petrobras Global Finance BV	2.000	05/20/16	48,050
50,000		Petrobras Global Finance BV	3.250	03/17/17	44,125
100,000	i	Petrobras Global Finance BV	2.429	01/15/19	69,000
25,000		Petrobras Global Finance BV	4.875	03/17/20	18,313
50,000		Petrobras Global Finance BV	6.250	03/17/24	36,500
25,000		Petrobras International Finance Co	3.875	01/27/16	24,563
50,000		Petrobras International Finance Co	3.500	02/06/17	44,438

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Petroleos Mexicanos	3.500%	07/18/18	$50,550
20,000		Petroleos Mexicanos	8.000	05/03/19	22,600
100,000	g	Petroleos Mexicanos	3.500	07/23/20	96,938
80,000	g	Petroleos Mexicanos	4.250	01/15/25	73,200
100,000	g	Petroleos Mexicanos	4.500	01/23/26	92,190
40,000		Petroleos Mexicanos	5.500	06/27/44	32,100
175,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	168,438
125,000		Phillips 66	4.875	11/15/44	120,531
45,000		Pioneer Natural Resources Co	7.500	01/15/20	51,746
575,000		Plains All American Pipeline LP	3.600	11/01/24	538,387
45,000		Precision Drilling Corp	6.500	12/15/21	38,250
32,000		Questar Market Resources, Inc	6.875	03/01/21	29,440
17,000		Regency Energy Partners LP	5.875	03/01/22	17,426
250,000	g	Reliance Industries Ltd	4.125	01/28/25	247,528
75,000		Shell International Finance BV	2.375	08/21/22	72,384
125,000		Southwestern Energy Co	4.050	01/23/20	124,294
150,000		Southwestern Energy Co	4.950	01/23/25	133,494
100,000		Statoil ASA	1.200	01/17/18	99,490
200,000		Statoil ASA	2.450	01/17/23	190,732
125,000		Statoil ASA	4.250	11/23/41	123,278
50,000		Talisman Energy, Inc	3.750	02/01/21	47,157
50,000	g	Targa Resources Partners LP	5.000	01/15/18	47,625
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	108,142
55,000	g	Ultra Petroleum Corp	6.125	10/01/24	31,350
85,000		Vale Overseas Ltd	4.375	01/11/22	75,202
25,000		Vale Overseas Ltd	6.875	11/21/36	19,850

		TOTAL ENERGY			6,549,715

FOOD & STAPLES RETAILING - 0.8%
400,000		CVS Health Corp	2.800	07/20/20	406,430
175,000		CVS Health Corp	3.375	08/12/24	175,910
300,000		CVS Health Corp	3.875	07/20/25	309,373
140,000		Ingles Markets, Inc	5.750	06/15/23	143,850
150,000		Kroger Co	2.950	11/01/21	150,335
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	228,051
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	248,969

		TOTAL FOOD & STAPLES RETAILING			1,662,918

FOOD, BEVERAGE & TOBACCO - 1.6%
75,000		ConAgra Foods, Inc	3.200	01/25/23	71,830
100,000		Constellation Brands, Inc	3.875	11/15/19	102,000
200,000	g	Corp Lindley S.A.	4.625	04/12/23	195,560
150,000		Diageo Capital plc	2.625	04/29/23	144,578
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	212,925
150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	140,364
100,000		General Mills, Inc	2.200	10/21/19	100,957
125,000	g	HJ Heinz Co	3.950	07/15/25	127,951
85,000	g	JM Smucker Co	3.500	03/15/25	84,507
100,000		Mondelez International, Inc	4.125	02/09/16	101,104
300,000		Mondelez International, Inc	4.000	02/01/24	310,993
5,000		PepsiCo, Inc	7.900	11/01/18	5,911
350,000		PepsiCo, Inc	3.500	07/17/25	359,273
100,000		PepsiCo, Inc	4.250	10/22/44	98,947
200,000		PepsiCo, Inc	4.600	07/17/45	209,134
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,999
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	181,759
200,000		Philip Morris International, Inc	3.250	11/10/24	199,843
150,000		Reynolds American, Inc	3.250	06/12/20	154,235
300,000		Reynolds American, Inc	4.450	06/12/25	314,034
75,000		Tyson Foods, Inc	3.950	08/15/24	76,425
100,000		Tyson Foods, Inc	4.875	08/15/34	101,955

		TOTAL FOOD, BEVERAGE & TOBACCO			3,330,284

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
$ 50,000		Becton Dickinson & Co	1.750%	11/08/16	$50,276
100,000		Becton Dickinson & Co	3.734	12/15/24	101,843
125,000		Becton Dickinson & Co	4.685	12/15/44	125,177
100,000		CHS/Community Health Systems	6.875	02/01/22	102,121
100,000		Covidien International Finance S.A.	3.200	06/15/22	101,011
100,000		Express Scripts Holding Co	3.900	02/15/22	103,093
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	140,075
40,000		HCA, Inc	6.500	02/15/20	43,600
150,000		HCA, Inc	5.875	03/15/22	160,875
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	100,246
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	96,847
100,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	97,000
225,000		Medtronic, Inc	2.500	03/15/20	228,046
200,000		Medtronic, Inc	3.500	03/15/25	204,155
200,000		Medtronic, Inc	4.625	03/15/45	206,345
200,000		Quest Diagnostics, Inc	3.500	03/30/25	194,280
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	75,650
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	100,554
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	100,310
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	122,614
250,000		Zimmer Holdings, Inc	2.700	04/01/20	250,931
275,000		Zimmer Holdings, Inc	3.550	04/01/25	269,399

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,974,448

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
200,000		Colgate-Palmolive Co	4.000	08/15/45	200,051

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			200,051

INSURANCE - 2.4%
125,000		Aetna, Inc	1.500	11/15/17	125,124
100,000		Allstate Corp	3.150	06/15/23	101,071
100,000		Allstate Corp	4.500	06/15/43	100,631
200,000		American International Group, Inc	2.300	07/16/19	201,602
300,000		American International Group, Inc	4.500	07/16/44	294,746
150,000		American International Group, Inc	4.800	07/10/45	153,220
200,000		Children’s Hospital Medic	4.268	05/15/44	194,798
100,000		Chubb Corp	6.000	05/11/37	122,487
20,000		Cigna Corp	5.125	06/15/20	22,336
100,000		Cigna Corp	4.500	03/15/21	107,463
125,000		Cigna Corp	3.250	04/15/25	120,569
100,000	g	Five Corners Funding Trust	4.419	11/15/23	104,630
25,000		Lincoln National Corp	7.000	06/15/40	32,141
350,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	349,860
300,000		MetLife, Inc	4.368	09/15/23	322,426
225,000		MetLife, Inc	3.000	03/01/25	218,095
150,000	i	MetLife, Inc	5.250	12/30/49	148,875
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,621
150,000		Progressive Corp	3.750	08/23/21	160,345
175,000		Prudential Financial, Inc	5.400	06/13/35	192,363
100,000		Prudential Financial, Inc	5.100	08/15/43	106,100
325,000	i	Prudential Financial, Inc	5.375	05/15/45	322,563
100,000	g	Prudential Funding LLC	6.750	09/15/23	122,265
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	97,466
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	119,397
25,000		Travelers Cos, Inc	5.800	05/15/18	27,651
275,000		UnitedHealth Group, Inc	2.700	07/15/20	281,409
150,000		UnitedHealth Group, Inc	3.750	07/15/25	155,113
275,000		UnitedHealth Group, Inc	4.750	07/15/45	290,576
250,000		WellPoint, Inc	3.125	05/15/22	247,528
150,000		WellPoint, Inc	4.625	05/15/42	147,883

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		WR Berkley Corp	5.375%	09/15/20	$27,875

		TOTAL INSURANCE			5,119,229

MATERIALS - 2.5%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,987
125,000	g	Anglo American Capital plc	3.625	05/14/20	109,075
100,000	g	Anglo American Capital plc	4.875	05/14/25	80,109
165,000		Barrick Gold Corp	4.100	05/01/23	147,610
25,000	g,h	Berry Plastics Escrow LLC	6.000	10/15/22	25,062
50,000	g,h	Blue Cube Spinco, Inc	9.750	10/15/23	52,000
50,000	g,h	Blue Cube Spinco, Inc	10.000	10/15/25	51,937
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	196,562
100,000		Corning, Inc	1.450	11/15/17	100,039
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	192,095
77,000		Crown Americas LLC	6.250	02/01/21	79,791
105,000		Crown Americas LLC	4.500	01/15/23	103,162
425,000		Dow Chemical Co	3.500	10/01/24	406,609
100,000		Eastman Chemical Co	3.800	03/15/25	97,658
100,000		Fibria Overseas Finance Ltd	5.250	05/12/24	96,250
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	201,014
930,000	g	Glencore Funding LLC	2.125	04/16/18	799,800
125,000	g	Glencore Funding LLC	4.625	04/29/24	93,750
150,000	g	Glencore Funding LLC	4.000	04/16/25	115,875
50,000		Hexion US Finance Corp	8.875	02/01/18	39,615
50,000		Hexion US Finance Corp	6.625	04/15/20	42,500
598,000		International Paper Co	4.750	02/15/22	646,025
50,000		International Paper Co	4.800	06/15/44	46,181
400,000	g	Klabin Finance S.A.	5.250	07/16/24	354,000
150,000		LyondellBasell Industries NV	4.625	02/26/55	127,622
100,000		Monsanto Co	2.200	07/15/22	92,615
100,000		Monsanto Co	4.200	07/15/34	91,190
125,000		Nucor Corp	4.000	08/01/23	127,422
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	80,650
150,000		Packaging Corp of America	3.650	09/15/24	148,803
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	84,512
70,000	g	Sealed Air Corp	5.250	04/01/23	70,175
25,000		Steel Dynamics, Inc	5.125	10/01/21	23,688
100,000		Teck Resources Ltd	2.500	02/01/18	80,500
100,000		Teck Resources Ltd	3.750	02/01/23	61,000
25,000		Teck Resources Ltd	6.000	08/15/40	13,750
25,000		Teck Resources Ltd	5.200	03/01/42	13,813
225,000	g	Union Andina de Cementos SAA	5.875	10/30/21	216,563
45,000	g	Univar, Inc	6.750	07/15/23	41,850
75,000		Vale S.A.	5.625	09/11/42	52,160

		TOTAL MATERIALS			5,441,019

MEDIA - 2.2%
100,000		AMC Entertainment, Inc	5.875	02/15/22	100,500
150,000		CBS Corp	2.300	08/15/19	148,793
125,000		CBS Corp	4.000	01/15/26	122,949
50,000		CBS Corp	4.600	01/15/45	44,037
250,000	g	CCO Safari II LLC	3.579	07/23/20	248,176
325,000	g	CCO Safari II LLC	4.908	07/23/25	323,573
100,000		Cinemark USA, Inc	4.875	06/01/23	95,750
475,000		Comcast Corp	4.250	01/15/33	471,160
150,000		Comcast Corp	4.600	08/15/45	153,423
175,000		DIRECTV Holdings LLC	4.450	04/01/24	179,729
15,000	g	Gannett Co, Inc	4.875	09/15/21	14,700
80,000	g	Gannett Co, Inc	5.500	09/15/24	77,800
200,000		Grupo Televisa SAB	5.000	05/13/45	180,676
100,000		Lamar Media Corp	5.875	02/01/22	103,875
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,378
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,310

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000	g	Nielsen Finance LLC	5.000%	04/15/22	$48,375
120,000	g	Numericable Group S.A.	6.000	05/15/22	115,650
200,000		Outfront Media Capital LLC	5.250	02/15/22	199,500
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	197,993
175,000	g	Sky plc	2.625	09/16/19	176,109
200,000		Time Warner Cable, Inc	4.000	09/01/21	204,017
75,000		Time Warner Cable, Inc	5.875	11/15/40	71,421
450,000		Time Warner, Inc	2.100	06/01/19	450,404
50,000		Time Warner, Inc	6.500	11/15/36	58,124
150,000		Time Warner, Inc	4.650	06/01/44	143,202
104,000	g	Time, Inc	5.750	04/15/22	97,500
200,000	g	Univision Communications, Inc	5.125	05/15/23	190,000
115,000		Viacom, Inc	2.500	12/15/16	116,293
125,000		Viacom, Inc	5.850	09/01/43	116,095

		TOTAL MEDIA			4,675,512

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
425,000		AbbVie, Inc	2.500	05/14/20	422,682
100,000		Actavis Funding SCS	3.000	03/12/20	100,112
150,000		Actavis Funding SCS	3.800	03/15/25	145,114
150,000		Amgen, Inc	4.400	05/01/45	137,806
150,000		Biogen, Inc	2.900	09/15/20	151,193
175,000		Celgene Corp	2.875	08/15/20	176,601
250,000		Celgene Corp	3.875	08/15/25	250,154
275,000		Gilead Sciences, Inc	2.550	09/01/20	276,739
275,000		Gilead Sciences, Inc	3.700	04/01/24	281,503
150,000		Gilead Sciences, Inc	3.650	03/01/26	150,509
65,000		Life Technologies Corp	3.500	01/15/16	65,424
75,000		Mylan, Inc	2.550	03/28/19	73,900
100,000		Perrigo Co plc	4.000	11/15/23	99,436
100,000		Perrigo Finance plc	4.900	12/15/44	95,056
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	99,438
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	95,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,620,667

REAL ESTATE - 1.5%
30,000		AMB Property LP	4.500	08/15/17	31,478
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	146,927
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	100,915
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	194,291
35,000		Camden Property Trust	4.625	06/15/21	37,768
100,000		Camden Property Trust	2.950	12/15/22	97,043
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	103,410
100,000		Developers Diversified Realty Corp	4.750	04/15/18	105,830
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,867
100,000		Equinix, Inc	4.875	04/01/20	101,750
100,000		Equity One, Inc	3.750	11/15/22	97,979
75,000		Essex Portfolio LP	3.375	01/15/23	74,775
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,019
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,924
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	170,102
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	98,041
225,000		Kilroy Realty LP	3.800	01/15/23	223,992
100,000		Kilroy Realty LP	4.375	10/01/25	100,951
100,000		Mid-America Apartments LP	4.300	10/15/23	102,721
125,000		Mid-America Apartments LP	3.750	06/15/24	122,762
50,000		National Retail Properties, Inc	3.800	10/15/22	50,695
100,000		National Retail Properties, Inc	3.300	04/15/23	97,352
150,000		Regency Centers LP	3.900	11/01/25	151,246
40,000		Simon Property Group LP	10.350	04/01/19	50,299
200,000	g	Trust F	5.250	12/15/24	204,500
100,000		Ventas Realty LP	4.125	01/15/26	100,844
50,000		Weingarten Realty Investors	3.375	10/15/22	49,432

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Weingarten Realty Investors	3.500%	04/15/23	$98,265
100,000		Weingarten Realty Investors	4.450	01/15/24	103,868
100,000		Weingarten Realty Investors	3.850	06/01/25	99,207
200,000		Welltower, Inc	4.000	06/01/25	200,025

		TOTAL REAL ESTATE			3,291,278

RETAILING - 1.0%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	101,125
100,000		AutoNation, Inc	3.350	01/15/21	101,083
300,000		AutoZone, Inc	2.500	04/15/21	297,216
100,000		AutoZone, Inc	3.250	04/15/25	98,135
15,000	g	Family Tree Escrow LLC	5.750	03/01/23	15,562
150,000		Home Depot, Inc	3.350	09/15/25	152,821
132,000		Limited Brands, Inc	6.625	04/01/21	146,520
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	72,109
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	37,822
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	742,711
100,000		QVC, Inc	5.125	07/02/22	102,832
100,000		Sally Holdings LLC	5.750	06/01/22	104,250
100,000		Tiffany & Co	3.800	10/01/24	98,877

		TOTAL RETAILING			2,071,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
150,000		Intel Corp	2.450	07/29/20	152,000
250,000		Intel Corp	3.700	07/29/25	256,855
175,000		Intel Corp	4.900	07/29/45	181,200

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			590,055

SOFTWARE & SERVICES - 1.1%
200,000		Baidu, Inc	3.000	06/30/20	198,695
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,222,758
150,000		Microsoft Corp	3.500	02/12/35	139,548
100,000		NCR Corp	5.875	12/15/21	98,000
50,000	g	Open Text Corp	5.625	01/15/23	49,594
375,000		Oracle Corp	2.500	05/15/22	369,591
150,000		Oracle Corp	4.125	05/15/45	141,626
25,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	25,437

		TOTAL SOFTWARE & SERVICES			2,245,249

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
200,000		Amphenol Corp	3.125	09/15/21	202,159
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,700
75,000	g	CommScope, Inc	5.000	06/15/21	73,312
75,000	g	CommScope, Inc	5.500	06/15/24	71,625
82,000		Flextronics International Ltd	4.625	02/15/20	84,460
200,000		Hewlett-Packard Co	2.750	01/14/19	204,227
100,000		Hewlett-Packard Co	3.750	12/01/20	103,398
150,000	g,h	Hewlett-Packard Enterprise Co	3.600	10/15/20	149,958
150,000	g,h	Hewlett-Packard Enterprise Co	4.900	10/15/25	149,588
65,000	g	International Game Technology	5.625	02/15/20	63,050
275,000	g	Keysight Technologies, Inc	4.550	10/30/24	267,957
100,000		L-3 Communications Corp	4.950	02/15/21	106,103
150,000	g	NXP BV	3.750	06/01/18	150,375
150,000		QUALCOMM, Inc	3.450	05/20/25	141,702
200,000		Seagate HDD Cayman	4.750	01/01/25	191,551
200,000	g	Seagate HDD Cayman	4.875	06/01/27	186,117
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,041
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	153,852
50,000	g	Zebra Technologies Corp	7.250	10/15/22	53,250

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,554,425

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.2%
$ 200,000	g	Alibaba Group Holding Ltd	2.500%	11/28/19	$196,278
50,000		American Tower Corp	3.500	01/31/23	48,186
125,000		AT&T, Inc	1.400	12/01/17	124,351
225,000		AT&T, Inc	2.450	06/30/20	221,912
150,000		AT&T, Inc	2.625	12/01/22	143,062
275,000		AT&T, Inc	3.400	05/15/25	262,599
300,000		AT&T, Inc	4.500	05/15/35	275,115
100,000		AT&T, Inc	4.750	05/15/46	91,683
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	214,185
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	143,038
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	74,432
125,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	102,813
50,000		Orange S.A.	5.500	02/06/44	54,496
100,000	g	SES	3.600	04/04/23	100,907
150,000		Telefonica Emisiones SAU	3.992	02/16/16	151,563
200,000		Telefonica Emisiones SAU	4.570	04/27/23	209,212
100,000		T-Mobile USA, Inc	6.731	04/28/22	99,750
50,000		T-Mobile USA, Inc	6.375	03/01/25	47,750
675,000		Verizon Communications, Inc	3.450	03/15/21	692,837
400,000		Verizon Communications, Inc	4.150	03/15/24	413,903
425,000		Verizon Communications, Inc	4.400	11/01/34	395,631
433,000		Verizon Communications, Inc	4.272	01/15/36	391,990
237,000		Verizon Communications, Inc	5.012	08/21/54	216,773
100,000		Windstream Corp	6.375	08/01/23	72,060

		TOTAL TELECOMMUNICATION SERVICES			4,744,526

TRANSPORTATION - 1.8%
200,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	198,479
275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	276,790
250,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	252,713
165,000	g	Asciano Finance Ltd	5.000	04/07/18	174,939
100,000	g	Bombardier, Inc	5.500	09/15/18	86,500
225,000		Canadian Pacific Railway Co	2.900	02/01/25	212,545
100,000		Canadian Pacific Railway Co	4.800	08/01/45	100,239
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	99,901
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	107,294
125,000		FedEx Corp	2.300	02/01/20	125,567
125,000		FedEx Corp	3.200	02/01/25	121,310
100,000		FedEx Corp	4.100	02/01/45	90,637
221,000		GATX Corp	1.250	03/04/17	219,829
200,000		GATX Corp	2.500	07/30/19	200,163
125,000		GATX Corp	3.250	03/30/25	118,264
200,000		GATX Corp	5.200	03/15/44	205,421
150,000		GATX Corp	4.500	03/30/45	132,670
400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	393,114
175,000		Kansas City Southern Railway Co	4.950	08/15/45	176,526
250,000		Norfolk Southern Corp	4.450	06/15/45	241,710
100,000		Southwest Airlines Co	2.750	11/06/19	101,905
250,000	g	TTX Co	3.600	01/15/25	252,821
100,000		United Parcel Service, Inc	3.625	10/01/42	95,232

		TOTAL TRANSPORTATION			3,984,569

UTILITIES - 3.2%
25,000	i	AES Corp	3.324	06/01/19	23,750
100,000		AES Corp	7.375	07/01/21	103,750
100,000		AES Corp	4.875	05/15/23	87,750
100,000		Alabama Power Co	3.550	12/01/23	103,397
100,000		Alabama Power Co	4.150	08/15/44	96,388
130,000		AmeriGas Partners LP	6.250	08/20/19	131,300
75,000		Atmos Energy Corp	8.500	03/15/19	89,868
200,000		Atmos Energy Corp	4.125	10/15/44	189,477
100,000		Berkshire Hathaway Energy Co	3.500	02/01/25	100,601

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Black Hills Corp	4.250%	11/30/23	$210,772
200,000		Carolina Power & Light Co	5.300	01/15/19	222,759
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,056
200,000		Connecticut Light & Power Co	4.300	04/15/44	205,269
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	142,285
100,000		Dominion Gas Holdings LLC	3.600	12/15/24	99,605
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	119,036
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,477
150,000		Duke Energy Progress, Inc	4.150	12/01/44	151,010
150,000	g,i	Electricite de France	5.625	12/30/49	148,200
200,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	188,500
200,000		Exelon Corp	3.950	06/15/25	201,948
150,000		Exelon Corp	5.100	06/15/45	153,288
50,000		Ferrellgas Partners LP	6.750	01/15/22	46,500
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	153,292
50,000		Indiana Michigan Power Co	7.000	03/15/19	57,822
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,870
200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	168,000
100,000		LG&E and KU Energy LLC	3.750	11/15/20	104,512
250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	247,282
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	194,980
80,000		MPLX LP	4.000	02/15/25	73,411
50,000		NiSource Finance Corp	4.800	02/15/44	51,748
100,000		Northeast Utilities	1.450	05/01/18	99,211
100,000		NRG Energy, Inc	6.250	05/01/24	88,250
250,000		NSTAR Electric Co	4.400	03/01/44	257,862
200,000		NTPC Ltd	5.625	07/14/21	219,214
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	124,670
100,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	88,873
125,000		Pacific Gas & Electric Co	4.300	03/15/45	124,041
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,000
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	188,741
300,000		PPL Capital Funding, Inc	4.200	06/15/22	315,398
250,000		PPL Electric Utilities Corp	3.000	09/15/21	257,148
50,000		Progress Energy, Inc	7.050	03/15/19	57,871
80,000		Public Service Co of Colorado	4.750	08/15/41	87,636
100,000		Public Service Co of Oklahoma	5.150	12/01/19	112,183
125,000		Sempra Energy	2.875	10/01/22	122,623
150,000		Spectra Energy Partners LP	4.500	03/15/45	127,310
100,000		Tampa Electric Co	4.100	06/15/42	98,390
55,000		Virginia Electric and Power Co	2.950	01/15/22	55,494
100,000		WEC Energy Group, Inc	3.550	06/15/25	101,609
75,000		Williams Partners LP	3.600	03/15/22	69,056
100,000		Williams Partners LP	4.500	11/15/23	93,760
75,000		Williams Partners LP	4.900	01/15/45	55,875
35,000		Xcel Energy, Inc	4.800	09/15/41	36,189

		TOTAL UTILITIES			6,794,307

		TOTAL CORPORATE BONDS (Cost $90,995,161)			90,229,807

GOVERNMENT BONDS - 32.2%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	407,932
140,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	148,702

		TOTAL AGENCY SECURITIES			556,634

FOREIGN GOVERNMENT BONDS - 3.5%
200,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	190,500
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	71,855
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	81,000
25,000		Brazilian Government International Bond	7.125	01/20/37	23,375
55,000		Brazilian Government International Bond	5.000	01/27/45	41,112

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875%	07/28/20	$151,584
250,000		Canada Government International Bond	0.875	02/14/17	250,920
200,000		Colombia Government International Bond	2.625	03/15/23	177,800
200,000		Colombia Government International Bond	4.000	02/26/24	193,800
200,000		Colombia Government International Bond	5.625	02/26/44	186,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	175,500
200,000	g	Croatia Government International Bond	6.375	03/24/21	215,071
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	100,260
$ 200,000	g	Dominican Republic International Bond	5.500	01/27/25	193,000
200,000	g	Ecuador Government International Bond	10.500	03/24/20	150,000
200,000	g	Egypt Government International Bond	5.875	06/11/25	189,000
100,000		European Investment Bank	4.875	02/15/36	125,885
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,098
200,000		Export-Import Bank of Korea	1.750	02/27/18	199,091
200,000		Export-Import Bank of Korea	2.250	01/21/20	199,556
175,000		Federative Republic of Brazil	6.000	01/17/17	181,825
200,000	g	Gabonese Republic	6.950	06/16/25	167,976
200,000	g	Guatemala Government Bond	4.875	02/13/28	194,500
100,000		Hungary Government International Bond	5.750	11/22/23	111,250
200,000		Israel Government International Bond	4.500	01/30/43	200,820
35,000		Italy Government International Bond	6.875	09/27/23	44,415
200,000	g	Kazakhstan Government International Bond	3.875	10/14/24	180,000
200,000	g,i	Kommunalbanken AS.	0.513	02/20/18	200,594
100,000		Korea Development Bank	2.500	03/11/20	101,026
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	246,525
200,000		Mexico Government International Bond	4.000	10/02/23	203,700
200,000	g	Pakistan Government International Bond	8.250	09/30/25	203,970
200,000		Panama Government International Bond	4.000	09/22/24	197,250
200,000		Philippine Government International Bond	4.200	01/21/24	219,239
175,000		Poland Government International Bond	4.000	01/22/24	185,063
250,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	235,875
200,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	201,668
ZAR 2,952,000		South Africa Government Bond	8.250	09/15/17	216,793
$ 200,000		South Africa Government International Bond	5.375	07/24/44	186,250
100,000		Turkey Government International Bond	5.625	03/30/21	104,375
200,000		Turkey Government International Bond	3.250	03/23/23	177,954
200,000		Turkey Government International Bond	5.750	03/22/24	207,300
100,000		United Mexican States	5.125	01/15/20	110,000
70,000		Uruguay Government International Bond	5.100	06/18/50	61,425
200,000	g	Vietnam Government International Bond	4.800	11/19/24	189,039
200,000	g	Zambia Government International Bond	8.970	07/30/27	158,000

		TOTAL FOREIGN GOVERNMENT BONDS			7,602,739

MORTGAGE BACKED - 17.9%
151,440	i	Federal Home Loan Mortgage Corp (FHLMC)	0.817	07/15/37	153,943
185,481	i	FHLMC	0.657	09/15/42	187,215
359,720	i	FHLMC	0.557	10/15/42	360,755
1,647		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,853
89,634		FGLMC	5.000	11/01/33	99,630
143,085		FGLMC	6.000	11/01/33	163,850
21,765		FGLMC	5.000	05/01/34	24,066
15,965		FGLMC	6.000	09/01/34	18,201
14,855		FGLMC	6.000	04/01/35	16,723
5,809		FGLMC	5.000	02/01/36	6,394
231		FGLMC	6.500	05/01/36	264
45,682		FGLMC	6.000	08/01/37	51,589
14,295		FGLMC	6.500	09/01/37	16,347
10,485		FGLMC	6.500	11/01/37	12,490
34,933		FGLMC	5.000	04/01/38	38,731
7,223		FGLMC	6.500	05/01/38	8,260
6,946		FGLMC	5.500	01/01/39	7,695
27,798		FGLMC	5.000	07/01/39	30,515
47,991		FGLMC	5.000	01/01/40	52,579
268,823		FGLMC	4.000	08/01/44	290,754

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 495,225		FGLMC	3.500%	04/01/45	$519,252
3,390,000	h	FGLMC	3.500	10/01/45	3,550,275
93,004		Federal National Mortgage Association (FNMA)	6.000	08/01/21	102,036
80,986		FNMA	2.500	03/01/23	83,582
2,443		FNMA	5.500	09/01/24	2,726
188,326		FNMA	3.500	01/01/26	200,110
298,865		FNMA	2.500	01/01/27	307,584
382,319		FNMA	3.000	01/01/27	399,992
152,835		FNMA	3.000	01/01/27	159,902
908,742		FNMA	2.500	10/01/27	935,306
702,603		FNMA	3.000	03/01/28	735,110
372,410		FNMA	2.500	04/01/28	383,309
459,662		FNMA	2.500	01/01/30	469,222
245,809		FNMA	3.000	07/01/30	256,354
296,705		FNMA	3.500	08/01/30	313,886
365,933		FNMA	3.500	06/01/32	387,495
15,298		FNMA	6.500	07/01/32	17,746
375,824		FNMA	5.500	03/01/34	423,456
925,565		FNMA	3.000	01/01/35	960,471
26,154		FNMA	6.500	02/01/35	29,878
325,354		FNMA	5.000	05/01/35	359,096
7,926		FNMA	7.500	07/01/35	7,925
6,512		FNMA	6.500	09/01/36	7,439
20,080		FNMA	7.000	02/01/37	23,733
27,817		FNMA	7.000	04/01/37	34,277
4,049		FNMA	6.500	08/01/37	4,626
5,081		FNMA	7.000	11/01/37	5,571
1,170		FNMA	6.500	02/01/38	1,337
3,550		FNMA	6.500	03/01/38	4,055
115,948		FNMA	6.500	07/01/39	132,460
282,373		FNMA	4.500	09/01/39	312,108
252,908		FNMA	4.500	10/01/39	279,542
113,075		FNMA	5.000	03/01/40	126,694
1,184,422		FNMA	5.500	07/01/40	1,330,107
573,596		FNMA	6.000	10/01/40	648,755
1,644,293		FNMA	4.500	11/01/40	1,787,310
200,266		FNMA	5.000	02/01/41	225,447
217,184	i	FNMA	0.694	08/25/42	218,869
200,162	i	FNMA	0.594	11/25/42	200,195
436,758		FNMA	3.500	11/25/42	81,804
3,346,640		FNMA	3.000	02/01/43	3,404,311
131,847	i	FNMA	0.544	03/25/43	131,734
1,477,669		FNMA	3.000	05/01/43	1,502,634
2,340,890		FNMA	4.000	11/01/43	2,520,065
1,277,406		FNMA	4.000	07/01/44	1,383,401
300,920		FNMA	4.500	08/01/44	333,535
484,971		FNMA	4.500	10/01/44	537,608
975,497		FNMA	4.500	11/01/44	1,081,446
979,440		FNMA	4.000	12/01/44	1,056,908
971,603		FNMA	4.000	01/01/45	1,055,070
2,182,489		FNMA	3.500	07/01/45	2,281,945
8,999		Government National Mortgage Association (GNMA)	5.500	07/15/33	10,283
74,322		GNMA	5.500	07/20/33	83,917
7,979		GNMA	5.000	03/15/34	8,777
101,446		GNMA	5.000	06/15/34	112,770
51,399		GNMA	5.500	02/15/37	58,125
26,777		GNMA	5.000	01/15/38	29,774
11,946		GNMA	5.000	04/15/38	13,238
26,435		GNMA	5.500	05/15/38	29,620
5,358		GNMA	6.000	08/15/38	6,073
6,837		GNMA	6.000	08/20/38	7,677
146,694		GNMA	5.500	07/15/39	164,224
17,643		GNMA	5.000	07/20/39	19,615
49,826		GNMA	4.500	04/15/40	54,247

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 23,287		GNMA	5.000%	04/15/40	$25,624
100,110		GNMA	5.000	04/15/40	110,595
180,775		GNMA	5.000	05/20/40	200,971
124,438		GNMA	5.000	06/15/40	138,219
767,811		GNMA	3.500	10/20/42	161,564
1,603,765		GNMA	3.500	11/15/42	1,691,223
838,034		GNMA	3.000	02/20/43	860,181
363,933		GNMA	3.500	09/20/44	383,613
496,310		GNMA	3.500	02/15/45	522,558
248,286	h	GNMA	4.000	04/15/45	265,855
248,255	h	GNMA	4.000	04/15/45	265,424
248,212	h	GNMA	4.000	04/15/45	265,342
198,882	h	GNMA	4.000	05/15/45	212,635

		TOTAL MORTGAGE BACKED			38,561,697

MUNICIPAL BONDS - 0.4%
100,000		State of California	5.950	04/01/16	102,652
590,000		State of Illinois	3.860	04/01/21	590,478
200,000		University of Massachusetts Building Authority	0.770	11/01/16	200,272

		TOTAL MUNICIPAL BONDS			893,402

U.S. TREASURY SECURITIES - 10.1%
255,000		United States Treasury Bond	5.250	11/15/28	341,441
1,255,000		United States Treasury Bond	5.375	02/15/31	1,742,522
750,000		United States Treasury Bond	4.750	02/15/37	1,017,305
1,950,000		United States Treasury Bond	3.500	02/15/39	2,200,454
385,000		United States Treasury Bond	2.875	05/15/43	383,947
2,519,000		United States Treasury Bond	3.000	05/15/45	2,579,746
800,000		United States Treasury Bond	2.875	08/15/45	800,083
1,300,000		United States Treasury Note	0.625	05/31/17	1,300,998
265,000		United States Treasury Note	0.625	07/31/17	265,114
405,000		United States Treasury Note	1.000	09/15/18	405,960
2,620,000		United States Treasury Note	1.375	09/30/20	2,619,591
630,000		United States Treasury Note	1.750	03/31/22	631,821
100,000		United States Treasury Note	1.750	04/30/22	100,224
3,155,000		United States Treasury Note	2.125	06/30/22	3,237,655
395,000		United States Treasury Note	2.000	07/31/22	401,831
2,000,000		United States Treasury Note	1.875	08/31/22	2,017,292
1,234,000		United States Treasury Note	2.750	02/15/24	1,311,896
307,600		United States Treasury Note	2.000	08/15/25	306,118

		TOTAL U.S. TREASURY SECURITIES			21,663,998

		TOTAL GOVERNMENT BONDS (Cost $68,794,016)			69,278,470

STRUCTURED ASSETS - 18.3%

ASSET BACKED - 4.6%
194,787	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	192,156
		Series - 2005 HE5 (Class M2)
500,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	502,895
		Series - 2012 3 (Class C)
300,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	299,730
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	202,577
		Series - 2015 3 (Class D)
106,170	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	105,594
		Series - 2005 HE7 (Class M2)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	201,946
		Series - 2010 5A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	205,689
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	203,800
		Series - 2012 2A (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040%	03/20/19	$202,367
		Series - 2012 3A (Class B)
9,138	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	9,094
		Series - 2005 SD3 (Class 2A1)
8,902		Capital Auto Receivables Asset Trust	1.040	11/21/16	8,903
		Series - 2013 3 (Class A2)
74,477		Capital Auto Receivables Asset Trust	0.790	06/20/17	74,471
		Series - 2013 1 (Class A3)
190,539	g	Capital Automotive REIT	4.700	07/15/42	197,609
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,017,173
		Series - 2014 1A (Class A)
258,942	g,i	CBRE Realty Finance CDO	0.584	04/07/52	99,563
		Series - 2007 1A (Class A2)
168,394	i,m	CCR, Inc	0.648	07/10/17	165,884
		Series - 2010 CX (Class C)
52,358		Centex Home Equity	5.540	01/25/32	52,260
		Series - 2002 A (Class AF6)
497,500	g	DB Master Finance LLC	3.262	02/20/45	500,396
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	195,122
		Series - 2011 LC1A (Class C)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	203,166
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	202,647
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	261,834
		Series - 2013 A (Class D)
500,000		Ford Credit Auto Owner Trust	1.560	02/15/20	503,050
		Series - 2014 C (Class A4)
166,667	g	Hertz Vehicle Financing LLC	3.740	02/25/17	167,644
		Series - 2010 1A (Class A2)
141,331	i	Lehman XS Trust	6.500	06/25/46	109,135
		Series - 2006 13 (Class 2A1)
139,382	g	Orange Lake Timeshare Trust	3.030	07/09/29	139,894
		Series - 2014 AA (Class B)
3,081	i	Residential Asset Securities Corp	0.839	04/25/35	3,082
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	103,157
		Series - 2006 HI1 (Class M2)
329,988		Santander Drive Auto Receivables Trust	0.540	08/15/17	329,873
		Series - 2014 3 (Class A2A)
625,000		Santander Drive Auto Receivables Trust	4.740	09/15/17	635,026
		Series - 2011 4 (Class D)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	254,616
		Series - 2012 2 (Class D)
625,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	626,335
		Series - 2014 1 (Class B)
24,970	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	24,743
		Series - 2006 OP1 (Class A2C)
36,594	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	36,731
		Series - 2011 1A (Class A)
43,495	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	44,010
		Series - 2011 2A (Class B)
38,298	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	38,811
		Series - 2012 2A (Class B)
64,548	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	64,079
		Series - 2013 1A (Class A)
103,277	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	103,334
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	438,657
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,223
		Series - 2011 B (Class A2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000	g	SLM Student Loan Trust	3.830%	01/17/45	$421,832
		Series - 2012 A (Class A2)
192,264	g	SolarCity LMC	4.020	07/20/44	189,467
		Series - 2014 2 (Class A)
13,400	i	Soundview Home Equity Loan Trust	0.494	11/25/35	13,352
		Series - 2005 OPT3 (Class A4)
501,738	g	SpringCastle America Funding LLC	2.700	05/25/23	502,410
		Series - 2014 AA (Class A)
65,475	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.414	10/25/36	64,896
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.730	01/09/17	202,000
		Series - 2013 IV B (Class )
47,753	g	Volvo Financial Equipment LLC	0.740	03/15/17	47,754
		Series - 2013 1A (Class A3)
67,073	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	68,247
		Series - 2006 N1 (Class N1)
3,535	i	Wells Fargo Home Equity Trust	0.334	07/25/36	3,527
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			10,350,761

OTHER MORTGAGE BACKED - 13.7%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,018,610
		Series - 2006 2 (Class AJ)
200,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	200,377
		Series - 2006 6 (Class B)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	206,995
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	243,566
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	485,041
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	1,243,004
		Series - 2007 T28 (Class AJ)
207,808	i	CHL Mortgage Pass-Through Trust	2.506	02/20/35	205,962
		Series - 2004 HYB9 (Class 1A1)
297,336	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	303,507
		Series - 2007 C6 (Class ASB)
491,206	g,i	Citigroup Mortgage Loan Trust	0.379	05/25/37	470,018
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,530,042
		Series - 2007 C3 (Class AJ)
1,235,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,311,800
		Series - 2007 C3 (Class AM)
400,000	i	Commercial Mortgage Trust	5.238	04/10/37	399,741
		Series - 2005 GG5 (Class AJ)
1,190,601	i	Commercial Mortgage Trust	5.867	12/10/49	1,257,459
		Series - 2007 GG11 (Class AM)
13,702		Countrywide Alternative Loan Trust	5.500	08/25/16	13,881
		Series - 2004 30CB (Class 1A15)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	204,791
		Series - 2007 C4 (Class A1AJ)
75,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	77,068
		Series - 2009 RR1 (Class A3C)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	515,138
		Series - 2007 C2 (Class AJ)
8,137		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	8,134
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	59,940
		Series - 2005 C5 (Class C)
200,000	i	GS Mortgage Securities Trust	5.553	04/10/38	200,601
		Series - 2006 GG6 (Class B)
50,215	i	Harborview Mortgage Loan Trust	0.436	07/19/47	40,981
		Series - 2007 4 (Class 2A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911%	07/15/42	$370,885
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	392,119
		Series - 2011 C3 (Class D)
200,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	211,778
		Series - 2011 C3 (Class E)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.457	07/15/46	108,833
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	351,567
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	205,008
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	404,694
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	247,512
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,060,955
		Series - 2007 C6 (Class AM)
474,811	g,i	LVII Resecuritization Trust	2.997	07/31/47	474,811
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	182,920
		Series - 0 C1 (Class AJA)
300,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	308,798
		Series - 2007 6 (Class AM)
90,000	g,i	Morgan Stanley Capital I Trust	6.017	08/12/41	92,025
		Series - 2006 T23 (Class B)
1,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,223,025
		Series - 2006 HQ10 (Class AJ)
268,981	i	Morgan Stanley Capital I Trust	5.378	01/14/42	268,334
		Series - 2005 HQ5 (Class E)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	55,961
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	102,138
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I Trust	5.564	09/15/47	23,546
		Series - 2011 C1 (Class D)
400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	401,082
		Series - 2007 IQ15 (Class AJ)
5,725		Residential Accredit Loans, Inc	4.350	03/25/34	5,737
		Series - 2004 QS4 (Class A1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	09/25/24	248,300
		Series - 2014 HQ2 (Class M2)
167,432	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	167,432
		Series - 2015 DN1 (Class M1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594	01/25/25	253,029
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	03/25/25	999,999
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.994	03/25/25	242,785
		Series - 2015 HQ1 (Class M3)
243,815	i	Structured Agency Credit Risk Debt Note (STACR)	1.294	05/25/25	242,895
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.144	05/25/25	269,727
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	193,911
		Series - 2007 C30 (Class AMFL)
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,299,229
		Series - 2007 C30 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.765	01/15/45	200,223
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,044,482
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	1,241,754
		Series - 2007 C34 (Class AJ)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591%	04/15/47	$2,259,749
		Series - 2007 C31 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	194,628
		Series - 2007 C31 (Class C)
1,500,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,580,619
		Series - 2007 C32 (Class AMFX)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,291,288
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	74,663
		Series - 2007 C33 (Class AM)
86,949	i	WaMu Mortgage Pass-Through Certificates	0.544	12/25/45	77,389
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,006
		Series - 2010 C1 (Class B)
140,541		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	139,893
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			29,565,385

		TOTAL STRUCTURED ASSETS (Cost $39,833,444)			39,916,146

		TOTAL BONDS (Cost $199,622,621)			199,424,423

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	27,034
17,265	*	Federal National Mortgage Association	8.250	12/30/49	83,735

		TOTAL BANKS			110,769

		TOTAL PREFERRED STOCKS (Cost $569,550)			110,769

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.6%

GOVERNMENT AGENCY DEBT - 4.6%
7,000,000		Federal Home Loan Bank (FHLB)	0.060	10/26/15	6,999,853
3,000,000	q	Federal National Mortgage Association (FNMA)	0.175	11/18/15	2,999,736

		TOTAL GOVERNMENT AGENCY DEBT			9,999,589

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,999,008)			9,999,589

		TOTAL INVESTMENTS - 98.5% (Cost $212,934,988)			212,245,019
		OTHER ASSETS & LIABILITIES, NET - 1.5%			3,220,905

		NET ASSETS - 100.0%			$215,465,924

Abbreviation(s):

BRL	Brazil Real

CDO	Collateralized Debt Obligation

DOP	Dominican Peso

REIT	Real Estate Investment Trust

ZAR	South African Rand

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, the total value of these securities amounted to $31,155,568 or 14.5% of net assets.

TIAA-CREF LIFE FUNDS - Bond Fund

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 96.8%

CERTIFICATE OF DEPOSIT - 2.6%
$ 500,000		Banco Del Estado De Chile	0.240%	10/08/15	$500,000
500,000		Banco Del Estado De Chile	0.270	11/19/15	500,000
500,000		Toronto Dominion Bank NY	0.250	12/04/15	500,000
500,000		Toronto-Dominion Bank NY	0.300	01/04/16	500,000

		TOTAL CERTIFICATE OF DEPOSIT			2,000,000

COMMERCIAL PAPER - 36.1%
500,000		American Honda Finance Corp	0.170	10/22/15	499,950
800,000		American Honda Finance Corp	0.210 - 0.220	11/05/15	799,834
500,000		American Honda Finance Corp	0.230	11/23/15	499,831
250,000	y	Apple, Inc	0.150	10/20/15	249,980
1,300,000	y	Apple, Inc	0.100	10/21/15	1,299,928
500,000	y	Australia & New Zealand Banking Group Ltd	0.310	12/04/15	499,724
398,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.210	10/19/15	397,958
865,000	y	Chevron Corp	0.130	10/06/15	864,984
500,000	y	Chevron Corp	0.140	11/04/15	499,934
285,000	y	Chevron Corp	0.200	12/22/15	284,870
500,000	y	Ciesco LLC	0.300	12/07/15	499,721
570,000	y	Coca-Cola Co	0.160	11/17/15	569,881
500,000	y	Commonwealth Bank of Australia	0.245	10/02/15	499,997
400,000	y	DBS Bank Ltd	0.210	10/05/15	399,991
440,000	y	DBS Bank Ltd	0.300	11/09/15	439,857
450,000	y	DBS Bank Ltd	0.310	12/03/15	449,756
500,000		Exxon Mobil Corp	0.140	10/16/15	499,971
250,000		Exxon Mobil Corp	0.145	10/26/15	249,975
750,000		General Electric Capital Corp	0.250	12/01/15	749,682
300,000	y	Hydro-Quebec	0.140	10/01/15	300,000
400,000	y	Johnson & Johnson	0.130	10/29/15	399,959
500,000	y	Johnson & Johnson	0.120	11/02/15	499,947
246,000		JPMorgan Chase Bank NA	0.270	10/13/15	245,978
153,000		JPMorgan Chase Bank NA	0.270	10/26/15	152,971
181,000		JPMorgan Chase Bank NA	0.270	11/09/15	180,947
121,000		JPMorgan Chase Bank NA	0.270	11/16/15	120,958
212,000		JPMorgan Chase Bank NA	0.350	11/30/15	211,876
141,000		JPMorgan Chase Bank NA	0.360	12/17/15	140,892
500,000		Korea Development Bank	0.220	10/19/15	499,945
338,000		Korea Development Bank	0.265	10/30/15	337,928
300,000		Korea Development Bank	0.240	11/13/15	299,914
400,000		Korea Development Bank	0.290	12/21/15	399,739
1,000,000	y	Microsoft Corp	0.150	10/07/15	999,975
500,000	y	Microsoft Corp	0.120	10/08/15	499,988
400,000	y	Microsoft Corp	0.170	10/20/15	399,964
500,000	y	National Australia Bank Ltd	0.210	10/08/15	499,980
300,000	y	National Australia Bank Ltd	0.310	11/24/15	299,860
300,000	y	National Australia Bank Ltd	0.275	12/02/15	299,858
500,000	y	National Australia Bank Ltd	0.220	12/29/15	499,728
750,000	y	Nestle Capital Corp	0.135	10/14/15	749,964
400,000	y	Nestle Capital Corp	0.335	01/19/16	399,591
350,000	y	Novartis Finance Corp	0.160	10/19/15	349,972
297,000	y	Old Line Funding LLC	0.200	10/27/15	296,957
500,000		Oversea-Chinese Banking Corp Ltd	0.280	11/12/15	499,837
935,000		PACCAR Financial Corp	0.230	12/18/15	934,534
795,000	y	Pfizer, Inc	0.270	12/17/15	794,541
430,000		Province of British Columbia Canada	0.170	11/20/15	429,898
500,000		Province of British Columbia Canada	0.215	12/07/15	499,800

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		Province of Ontario Canada	0.180%	10/01/15	$500,000
1,000,000		Province of Ontario Canada	0.140	10/23/15	999,914
490,000	y	Province of Quebec Canada	0.130	10/21/15	489,965
255,000	y	Province of Quebec Canada	0.150	10/22/15	254,978
300,000	y	Province of Quebec Canada	0.180	12/17/15	299,884
500,000	y	PSP Capital, Inc	0.140	10/05/15	499,992
435,000	y	PSP Capital, Inc	0.170	10/06/15	434,990
300,000	y	PSP Capital, Inc	0.175	10/13/15	299,982
600,000	y	PSP Capital, Inc	0.240	11/10/15	599,840
300,000	y	Toronto-Dominion Holdings USA, Inc	0.320	12/09/15	299,816
500,000	y	Unilever Capital Corp	0.160	10/05/15	499,991
250,000	y	Unilever Capital Corp	0.150	10/13/15	249,988
380,000	y	Wal-Mart Stores, Inc	0.150	10/30/15	379,954

		TOTAL COMMERCIAL PAPER			28,310,619

GOVERNMENT AGENCY DEBT - 35.5%
305,000		Federal Farm Credit Bank (FFCB)	0.110	10/27/15	304,976
250,000		Federal Home Loan Bank (FHLB)	0.090	10/02/15	249,999
2,755,000		FHLB	0.110	10/07/15	2,754,949
360,000		FHLB	0.090	10/09/15	359,993
1,200,000		FHLB	0.125 - 0.140	10/14/15	1,199,942
175,000		FHLB	0.150	10/16/15	174,989
409,000		FHLB	0.095 - 0.155	10/19/15	408,977
1,259,000		FHLB	0.100	10/21/15	1,258,930
175,000		FHLB	0.160	10/23/15	174,983
600,000		FHLB	0.160	10/26/15	599,933
400,000		FHLB	0.120 - 0.180	10/28/15	399,951
300,000		FHLB	0.180	10/30/15	299,957
500,000		FHLB	0.100	11/02/15	499,956
1,000,000		FHLB	0.145	11/03/15	999,867
185,000		FHLB	0.175	11/04/15	184,969
1,207,000		FHLB	0.160 - 0.190	11/06/15	1,206,790
1,100,000		FHLB	0.105	11/09/15	1,099,875
1,170,000		FHLB	0.200 - 0.270	11/13/15	1,169,670
405,000		FHLB	0.200 - 0.225	11/16/15	404,890
253,000		FHLB	0.200	11/17/15	252,934
500,000		FHLB	0.200	12/01/15	499,831
1,500,000		FHLB	0.130	12/03/15	1,499,659
500,000		FHLB	0.235	12/23/15	499,729
160,000		FHLB	0.140	12/28/15	159,945
1,000,000		FHLB	0.160	12/30/15	999,600
100,000		FHLB	0.280	01/04/16	99,926
300,000		FHLB	0.185	01/05/16	299,852
200,000		Federal Home Loan Mortgage Corp (FHLMC)	0.150	10/09/15	199,993
170,000		FHLMC	0.150	10/19/15	169,987
500,000		FHLMC	0.130	10/20/15	499,966
78,000		FHLMC	0.150	10/28/15	77,991
600,000		FHLMC	0.150	10/29/15	599,930
145,000		FHLMC	0.200	11/16/15	144,963
125,000		FHLMC	0.175	11/20/15	124,970
500,000		FHLMC	0.130	12/15/15	499,865
595,000		FHLMC	0.150	12/16/15	594,811
600,000		FHLMC	0.250 - 0.270	01/11/16	599,558
900,000		FHLMC	0.200	01/13/16	899,480
230,000		Federal National Mortgage Association (FNMA)	0.090	10/01/15	230,000
224,000		FNMA	0.115	10/07/15	223,996
870,000		FNMA	0.100	10/15/15	869,966
500,000		FNMA	0.130	10/26/15	499,955
14,000		FNMA	0.170	11/03/15	13,998
695,000		FNMA	0.155 - 0.240	11/18/15	694,800
1,000,000		FNMA	0.180	11/19/15	999,755
500,000		FNMA	0.200	12/02/15	499,828
493,000		FNMA	0.195	12/16/15	492,797
512,000		FNMA	0.230	12/22/15	511,732

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		FNMA	0.220%	02/10/16	$199,838

		TOTAL GOVERNMENT AGENCY DEBT			27,713,251

TREASURY DEBT - 16.2%
48,000		United States Treasury Bill	0.101	10/01/15	48,000
670,000		United States Treasury Bill	0.040 - 0.088	10/22/15	669,977
570,000		United States Treasury Bill	0.035 - 0.056	10/29/15	569,980
520,000		United States Treasury Bill	0.054 - 0.078	11/05/15	519,966
799,000		United States Treasury Bill	0.058 - 0.160	11/12/15	798,932
510,000		United States Treasury Bill	0.101 - 0.105	11/19/15	509,928
500,000		United States Treasury Bill	0.095	11/27/15	499,925
500,000		United States Treasury Bill	0.106	12/03/15	499,907
90,000		United States Treasury Bill	0.076 - 0.135	12/10/15	89,979
185,000		United States Treasury Bill	0.061 - 0.176	12/24/15	184,953
374,000		United States Treasury Bill	0.064 - 0.088	01/07/16	373,930
500,000		United States Treasury Bill	0.126	01/14/16	499,816
323,000		United States Treasury Bill	0.196 - 0.217	02/04/16	322,767
100,000		United States Treasury Bill	0.155	02/11/16	99,943
200,000		United States Treasury Bill	0.032	02/18/16	199,975
300,000		United States Treasury Bill	0.215	02/25/16	299,737
136,000		United States Treasury Bill	0.235	03/03/16	135,863
300,000		United States Treasury Bill	0.257	03/10/16	299,656
665,000		United States Treasury Note	0.250	10/15/15	665,015
100,000		United States Treasury Note	0.375	11/15/15	100,035
800,000		United States Treasury Note	0.250	11/30/15	800,165
200,000		United States Treasury Note	0.250	12/15/15	200,055
200,000		United States Treasury Note	0.250	12/31/15	200,037
678,000		United States Treasury Note	0.375	01/15/16	678,468
300,000		United States Treasury Note	0.375	01/31/16	300,168
200,000		United States Treasury Note	0.375	02/15/16	200,172
450,000		United States Treasury Note	0.250	02/29/16	450,065
800,000		United States Treasury Note	0.375	03/15/16	800,618
500,000		United States Treasury Note	0.375	03/31/16	500,371
450,000		United States Treasury Note	0.250	04/15/16	450,098
300,000		United States Treasury Note	0.375	05/31/16	300,250
200,000		United States Treasury Note	0.500	06/30/16	200,381
200,000		United States Treasury Note	0.625	07/15/16	200,391

		TOTAL TREASURY DEBT			12,669,523

VARIABLE RATE SECURITIES - 6.4%
500,000	i	Federal Farm Credit Bank (FFCB)	0.140	03/29/16	499,900
500,000	i	FFCB	0.176	01/24/17	499,968
500,000	i	FFCB	0.199	03/02/17	500,002
500,000	i	FFCB	0.250	03/09/17	499,709
1,000,000	i	FFCB	0.202	06/15/17	999,792
500,000	i	Federal Home Loan Bank (FHLB)	0.186	02/17/17	499,740
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.211	01/13/17	499,935
500,000	i	Federal National Mortgage Association (FNMA)	0.219	08/16/17	499,905
500,000	i	Wells Fargo Bank NA	0.320	03/10/16	500,000

		TOTAL VARIABLE RATE SECURITIES			4,998,951

		TOTAL SHORT-TERM INVESTMENTS (Cost $75,692,344)			75,692,344

		TOTAL PORTFOLIO - 96.8% (Cost $75,692,344)			75,692,344
		OTHER ASSETS & LIABILITIES, NET - 3.2%			2,474,235

		NET ASSETS - 100.0%			$78,166,579

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 09/30/2015, the aggregate value of these securities was $18,158,287 or 23.2% of net assets.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 50.0%
975,171	TIAA-CREF Life Bond Fund	$25,188,678

	TOTAL FIXED INCOME	25,188,678

INTERNATIONAL EQUITY - 10.1%
285,764	TIAA-CREF Life International Equity Fund	5,083,739

	TOTAL INTERNATIONAL EQUITY	5,083,739

U.S. EQUITY - 39.9%
172,850	TIAA-CREF Life Growth Equity Fund	4,696,328
136,143	TIAA-CREF Life Growth & Income Fund	4,946,073
133,862	TIAA-CREF Life Large-Cap Value Fund	4,454,919
28,213	TIAA-CREF Life Real Estate Securities Fund	1,008,049
31,556	TIAA-CREF Life Small-Cap Equity Fund	1,014,217
92,471	TIAA-CREF Life Stock Index Fund	3,970,714

	TOTAL U.S. EQUITY	20,090,300

	TOTAL TIAA-CREF FUNDS (Cost $51,405,087)	50,362,717

	TOTAL INVESTMENTS - 100.0% (Cost $51,405,087)	50,362,717
	OTHER ASSETS & LIABILITIES, NET - 0.0%	30,777

	NET ASSETS - 100.0%	$50,393,494

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “Update”). The Update removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The Update also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Update is effective for public business entities for fiscal years beginning December 15, 2015 and for interim periods within those fiscal years. The Funds expect to adopt the Update for the December 31, 2015 annual report. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statements and notes disclosures.

New rule issuance: In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and the impact of the Final Rule to the Fund’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2015, there were no material transfers between levels by the Funds.

As of September 30, 2015, 100% of the value of investments in the Real Estate Securities Fund and the Balanced Fund was valued based on Level 1 inputs.

As of September 30, 2015, 100% of the investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer Staples	$3,017,043	$382,690	$—	$3,399,733
Industrials	3,786,517	1,071,683	—	4,858,200
All other equity investments*	64,921,377	—	—	64,921,377
Short-term investments	1,044,898	—	—	1,044,898
Total	$72,769,835	$1,454,373	$—	$74,224,208
Growth & Income
Equity investments:
Consumer discretionary	$26,525,542	$601,209	$—	$27,126,751
Consumer staples	13,475,998	1,827,799	—	15,303,797
Financials	16,013,165	569,179	—	16,582,344
Health care	18,653,865	2,122,796	—	20,776,661
Information Technology	31,997,034	831,276	—	32,828,310
Materials	2,670,080	577,288	—	3,247,368
All other equity investments*	25,648,490	—	—	25,648,490
Short-term investments	2,245,555	—	—	2,245,555
Purchased options**	2,000	—	—	2,000
Written options**	(27,065)	—	—	(27,065)
Total	$137,204,664	$6,529,547	$—	$143,734,211
Large-Cap Value
Equity investments:
Consumer discretionary	$6,449,465	$701,655	$—	$7,151,120
Consumer staples	4,971,133	548,270	—	5,519,403
Financials	22,048,469	407,543	—	22,456,012
Health care	8,495,534	734,905	—	9,230,439
Industrials	6,905,569	—	160	6,905,729
Materials	2,285,251	101,730	—	2,386,981
All other equity investments*	26,097,337	—	—	26,097,337
Short-term investments	1,089,778	—	—	1,089,778
Total	$78,342,536	$2,494,103	$160	$80,836,799
Small-Cap Equity
Equity investments:
Consumer discretionary	$5,934,996	$33,443	$—	$5,968,439
All other equity investments*	41,586,120	—	—	41,586,120
Short-term investments	1,162,688	—	—	1,162,688
Futures**	(13,717)	—	—	(13,717)
Total	$48,670,087	$33,443	$—	$48,703,530

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice Equity
Equity investments:
Industrials	$5,754,487	$38,364	$—	$5,792,851
All other equity investments*	51,676,979	—	—	51,676,979
Total	$57,431,466	$38,364	$—	$57,469,830
Stock Index
Equity investments:
Consumer Staples	$26,842,897	$10,155	$—	$26,853,052
Healthcare	44,286,699	—	1,193	44,287,892
Industrials	32,754,312	263,606	—	33,017,918
Information Technology	60,229,496	23,255	—	60,252,751
Telecommunication services	6,711,409	—	1,789	6,713,198
All other equity investments*	138,679,032	—	—	138,679,032
Short-term investments	8,048,353	—	—	8,048,353
Futures**	(30,569)	—	—	(30,569)
Total	$317,521,629	$297,016	$2,982	$317,821,627
International Equity
Equity Investments:
Asia	$—	$23,201,841	$—	$23,201,841
Europe	753,415	63,946,248	—	64,699,663
All other equity investments*	—	1,596,980	—	1,596,980
Short-term investments	5,038,933	—	—	5,038,933
Total	$5,792,348	$88,745,069	$—	$94,537,417
Bond
Bank loan obligations	$—	$2,710,240	$—	$2,710,240
Corporate bonds	—	90,229,805	—	90,229,805
Government bonds	—	67,782,392	—	67,782,392
Structured assets	—	41,342,661	99,563	41,442,224
Preferred stocks	110,769	—	—	110,769
Short-term investments	—	9,999,589	—	9,999,589
Unfunded loan commitment	—	(742)	—	(742)
Total	$110,769	$212,063,945	$99,563	$212,274,277

*	For detailed categories, see the accompanying Schedule of Investments.

**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of Investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

At September 30, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	3	$328,770	December 2015	$(13,717)
Stock Index	S&P 500 E Mini Index	29	2,767,615	December 2015	(30,569)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

The Growth & Income Fund had purchased options outstanding as of September 30, 2015:

	Number of contracts	Value
Growth & Income Fund
Bristol-Myers Squibb Co., Call, 10/9/15 at $62	5	$290
Northrop Grumman Corp., Call, 11/20/15 at $170	3	1,710
Total	8	$2,000

The Growth & Income Fund had written options outstanding as of September 30, 2015:

	Number of contracts	Value
Growth & Income Fund
Ambarella, Inc., Put 10/16/15 at $60	7	$(3,465)
Autozone, Inc., Call, 10/16/15 at $770	1	(140)
Avago Technologies Ltd., Call, 10/16/15 at $140	7	(315)
Biomarin Pharmaceutical, Inc., Call, 10/16/2015 at $115	4	(708)
Diplomat Pharmacy, Inc., Call, 10/16/15 at $45	9	(135)
Diplomat Pharmacy, Inc., Put, 10/16/2015 at $25	12	(600)
Edwards Lifesciences Corp, Put, 11/20/15 at $150	3	(4,365)
GoPro, Inc., Call, 10/2/15 at $33	9	(135)
Lazard Ltd., Put, 11/20/15 at $50	12	(9,600)
Mallinckrodt plc, Put, 10/23/15 at $81	3	(5,505)
NXP Semiconductors NV, Call, 10/16/15 at $97.5	10	(300)
Sonic Corp, Put, 10/16/15 at $22.5	12	(780)
Williams-Sonoma, Inc., Put, 10/16/15 at $75	9	(945)
Zebra Technologies Corp, Call, 10/16/15 at $95	9	(72)
Total	107	$(27,065)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at September 30, 2015
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,379,374	$1,645,217	$319,176	$(5,740)	$—	$4,696,328
TIAA-CREF Life Growth & Income	3,705,141	1,569,685	141,568	(9,819)	—	4,946,073
TIAA-CREF Life Large-Cap Value	3,290,586	1,811,961	200,934	(11,886)	—	4,454,919
TIAA-CREF Life Real Estate Securities	738,902	414,728	116,001	(4,644)	—	1,008,049
TIAA-CREF Life Small Cap Equity	742,402	382,847	62,269	(5,196)	—	1,014,217
TIAA-CREF Life Stock Index	2,962,068	1,361,185	114,989	(1,537)	—	3,970,714
TIAA-CREF Life International Equity	3,597,330	2,037,987	342,357	(8,473)	—	5,083,739
TIAA-CREF Life Bond	18,481,266	8,712,989	2,213,094	(35,003)	—	25,188,678
	$36,897,069	$17,936,599	$3,510,388	$(82,298)	$—	$50,362,717

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of September 30, 2015, securities lending transactions are for equity securities and the resulting loans are continuous, can be recalled at any time and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Bond Fund entered into a loan commitment to fund a portion of a delayed draw term-loan facility. The Fund is obligated to fund this loan commitment at the borrower’s discretion. The Fund reserves against such contingent obligation by segregating short-term securities or cash. At September 30, 2015, the Fund had an unfunded loan commitment of $57,424.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At September 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$60,409,696	$15,711,420	$(1,896,908)	$13,814,512
Growth & Income	124,092,142	25,041,243	(5,372,109)	19,669,134
Large-Cap Value	76,512,960	10,874,086	(6,550,247)	4,323,839
Real Estate Securities	69,139,620	19,629,001	(1,784,296)	17,844,705
Small-Cap Equity	47,097,586	5,650,808	(4,031,147)	1,619,661
Social Choice Equity	42,246,801	17,756,088	(2,533,059)	15,223,029
Stock Index	209,877,253	123,704,111	(15,729,168)	107,974,943
International Equity	97,193,195	6,049,216	(8,704,994)	(2,655,778)
Bond	212,934,988	2,487,823	(3,177,792)	(689,969)
Balanced	51,405,087	193,504	(1,235,874)	(1,042,370)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: November 19, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer